N-2 - USD ($)		May 01, 2024	Apr. 04, 2024
Cover [Abstract]
Entity Central Index Key		0001777677
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-231940
Investment Company Act File Number		811-23448
Document Type		N-2
Document Registration Statement		true
Post-Effective Amendment		true
Post-Effective Amendment Number		4
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		10
Entity Registrant Name		Fundrise Real Estate Interval Fund, LLC
Entity Address, Address Line One		11 Dupont Circle NW
Entity Address, Address Line Two		9th Floor
Entity Address, City or Town		Washington
Entity Address, State or Province		DC
Entity Address, Postal Zip Code		20036
City Area Code		202
Local Phone Number		584-0550
Delayed or Continuous Offering		true
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		May 01, 2024
Registered Closed-End Fund [Flag]		true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load (As a Percentage of Offering Price)	None
Dividend Reinvestments and Cash Purchase Plan Fees	None

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund's net assets attributable to the Shares)
Management Fee	0.85%
Interest Payments on Borrowed Funds[1]	None
Other Expenses – General	0.24%
Other Expenses – Marketing	0.16%
Other Expenses[2]	0.40%
Property Level Expense[3]	None
Total Annual Fund Operating Expenses	1.25%

[1]	The table assumes the Fund’s use of leverage in an amount equal to 0% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above. Although the Fund does not anticipate any interest payments on borrowed funds, the Fund’s unconsolidated operating entities may use borrowings, the costs of which will be indirectly borne by shareholders.
[2]	Other Expenses have been restated to reflect estimated amounts based on expenses incurred for the Fund’s current fiscal year and include professional fees, marketing expenses, and other general and administrative expenses. Additionally, Other Expenses include Acquired Fund Fees and Expenses, which are estimated to be less than 0.01% of the average net assets of the Fund. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and other pooled investment vehicles, including private real estate funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act.
[3]	Property Level Expenses include fees and expenses related to property management, disposition expenses, and any other expenses related to investments in consolidated real property of the Fund’s Real Estate Investment Vehicles (including real estate and property taxes and interest payments on properties held in the Fund’s Real Estate Investment Vehicles). Although the Fund does not anticipate any property level expenses related to investments in consolidated real property, the Fund does expect that its unconsolidated operating entities will incur property level expenses, the costs of which will be indirectly borne by shareholders and are excluded from the above ratios.

Management Fees [Percent]		0.85%
Interest Expenses on Borrowings [Percent]	[1]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.24%
Other Annual Expense 2 [Percent]		0.16%
Other Annual Expense 3 [Percent]	[2]	0.00%
Other Annual Expenses [Percent]	[3]	0.40%
Net Expense over Assets [Percent]		1.25%
Expense Example [Table Text Block]

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $1,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s Operating Expenses (as described above) remain the same. Based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$13	$40	$69	$151

The Example above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the Example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management of the Fund – Management Fee.”

Expense Example, Year 01		$ 13
Expense Example, Years 1 to 3		40
Expense Example, Years 1 to 5		69
Expense Example, Years 1 to 10		$ 151
Basis of Transaction Fees, Note [Text Block]		(As a Percentage of Offering Price)
Other Expenses, Note [Text Block]		Other Expenses have been restated to reflect estimated amounts based on expenses incurred for the Fund’s current fiscal year and include professional fees, marketing expenses, and other general and administrative expenses. Additionally, Other Expenses include Acquired Fund Fees and Expenses, which are estimated to be less than 0.01% of the average net assets of the Fund. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and other pooled investment vehicles, including private real estate funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act.
Acquired Fund Fees and Expenses, Note [Text Block]		Other Expenses include Acquired Fund Fees and Expenses, which are estimated to be less than 0.01% of the average net assets of the Fund. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and other pooled investment vehicles, including private real estate funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

Investment Objective

The Fund’s investment objective is to seek to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without shareholder approval. There can be no assurance that the Fund will achieve its investment objective.

Competitive Advantages

By investing in the Fund, the Adviser expects that Shareholders may realize (either directly or indirectly) the following potential benefits:

●	Real Estate Access. An investment in the Fund may be appropriate for long-term investors seeking to add real estate exposure to their overall investment portfolio and provides investors an opportunity to access real estate related investments through the Fund, including Private CRE and Publicly Traded Real Estate Securities (each as defined below), all of which will represent an investment in real estate.

●	Real Estate Diversification. Although the Fund is a “non-diversified” investment company within the meaning of the 1940 Act, the Fund intends to pursue its investment strategies by strategically investing in a broad portfolio of Private CRE and Publicly Traded Real Estate Securities, all of which will represent an investment in private real estate. The Fund expects that its investments will provide investment exposure to a variety of real estate asset classes, property types, positions in the capital structure, and geographic locations; however, the Fund anticipates that it will focus its CRE investments primarily in multifamily and single family residential real estate that is commercially owned, financed, and managed. These investments are expected to include, but will not necessarily be limited to, professionally-managed communities of single-family rentals that are purpose “built-for-rent” properties frequently located in contiguous portfolios. The Fund concentrates its investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate and real estate-related investments. The Fund’s real estate industry concentration policy is fundamental and may not be changed without shareholder approval. The Fund’s SAI contains a list of all the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Restrictions.”

●	More Attractive Investment Terms. By taking advantage of volume and other discounts that typically are not available to individual investors, the Adviser believes that the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by investing in Real Estate Investment Vehicles and the Private CRE targeted by the Fund and which may not otherwise be permitted or available to individual investors. The Fund will bear its proportionate share of the fees and expenses associated with its investments in Real Estate Investment Vehicles and Private CRE. Accordingly, Fund Shareholders will bear fees and expenses at the Fund level and also at the Real Estate Investment Vehicle and Private CRE level.

●	Proprietary Investment Opportunities. The Adviser provides the Fund with the opportunity to invest in Private CRE. These real estate investment transactions are (i) sourced through the Adviser’s market-leading reputation and relationships; (ii) researched utilizing the Adviser’s extensive real estate market research; and (iii) selected from a pipeline of ideas generated by an expansive range of private real estate investment advisors. Given the combination of the above, the Adviser believes the Fund will benefit from proprietary ideas and deal flow. The Fund, through the relationships of the Adviser, seeks to have access to real estate investments through Private CRE investments that generate attractive risk-adjusted returns, are exclusively available to the Adviser-managed accounts, and are otherwise unavailable to individual, non-institutional investors. These proprietary transactions may involve investing with affiliates of the Fund or the Adviser, which will be conducted in accordance with the requirements of the 1940 Act and in compliance with the conditions of an exemptive order granted to the Fund by the SEC.

Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of private real estate and publicly traded real estate-related investments. Such investments may be comprised of the following primary asset classes: (i) private commercial real estate (“CRE”) investments, primarily in the form of equity and debt (“Private CRE”), and (ii) publicly traded real estate debt and equity securities (“Publicly Traded Real Estate Securities”). The CRE assets underlying the Fund’s Private CRE and Publicly Traded Real Estate Securities include office, retail and industrial properties, and certain multifamily and single family residential properties that are commercially owned, financed, and managed (e.g., “build-to-rent”). The Fund’s investments in Private CRE may include whole interests in real properties (under normal circumstances, the Fund does not expect to invest more than 50% of its net assets in whole interests in real properties), partial interests in real properties, mortgage debt, mezzanine debt (which is generally indebtedness secured by equity of an entity that owns real estate) and other private real estate investments, such as private real estate funds. The Fund’s investments in Publicly Traded Real Estate Securities may include commercial mortgage-backed securities, residential mortgage-backed securities and other equity or debt securities issued by real estate-related companies, REITs or real estate-related investment companies.

Although the Fund is a “non-diversified” investment company within the meaning of the 1940 Act, the Fund seeks to invest across a variety of real estate asset classes, property types, positions in the capital structure such as senior or subordinate mortgage debt, mezzanine debt, preferred equity and common equity, and geographic locations; however, as noted above, the Fund anticipates that it will focus its CRE investments primarily in industrial, multifamily and single family residential real estate properties that are commercially owned, financed, and managed. These investments are expected to include, but will not necessarily be limited to, professionally-managed communities of single-family rentals that are purpose “build-for-rent” properties frequently located in contiguous portfolios. The majority of the underlying real estate of the Fund’s investments will be located in the United States, but the Fund may also make investments internationally. The Fund has not adopted a policy specifying a maximum percentage of its assets that may be invested in properties located outside of the United States or properties located in any one non-U.S. country, or in securities of non-U.S. issuers or the securities of issuers located in any one non-U.S. country.

On a long-term basis, under normal market conditions, the Adviser seeks to allocate the Fund’s portfolio generally in accordance with the following targeted percentages of net assets (plus the amount of any borrowings for investment purposes): 60-90% to Private CRE; and up to 40% to Publicly Traded Real Estate Securities and cash or cash equivalents and other short-term investments to facilitate liquidity for periodic repurchases. The Adviser will have the ability to allocate the Fund’s portfolio between Private CRE and Publicly Traded Real Estate Securities, subject to the supervision and direction of the Board.

The Fund may invest in securities of any credit quality, maturity and duration to enhance its income and capital appreciation potential and to provide liquidity to the overall portfolio. This may include, without limit, securities that are rated below investment grade by rating agencies or unrated securities that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “high yield” securities or “junk bonds,” may have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.

Fund’s Target Investment Portfolio

The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of investments across two primary asset classes:

●	Private CRE; and

●	Publicly Traded Real Estate Securities.

The Adviser has broad discretion to allocate the Fund’s assets among the two primary asset classes, and other real estate-related assets, and the actual percentage of the Fund’s portfolio that is invested in each primary asset class may from time to time be outside the target levels provided in this Prospectus due to factors such as a large inflow of capital over a short period of time, the Adviser’s assessment of the relative attractiveness of opportunities, or an increase in anticipated cash requirements or repurchase requests and subject to any limitations or requirements relating to the Fund’s intention to be treated as a REIT for U.S. federal income tax purposes. The Adviser is responsible for overseeing the management of the Fund’s activities, including investment strategies, investment goals, asset allocation, leverage limitations, reporting requirements, and other guidelines in addition to the general monitoring of the Fund’s portfolios, subject to the oversight of the Board. The Adviser will have sole discretion to make all investments in the Fund. When allocating the Fund’s investments across these asset classes, the Fund will take into account the requirements for qualifying to be taxed as a REIT under the Code.

Underlying CRE Assets of Fund Investments

The Fund intends to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of private real estate and publicly traded real estate-related investments. Although the Fund is a “non-diversified” investment company within the meaning of the 1940 Act, the Fund seeks to invest across a variety of real estate asset classes, property types, and positions in the capital structure. The CRE assets underlying the Fund’s Private CRE and Publicly Traded Real Estate Securities will consist of two broad categories of real estate and four broad types of real estate.

The two broad categories of underlying CRE are:

●	Core

●	Non-Core

The four broad types of underlying CRE are:

●	Office

●	Retail

●	Professionally-Managed Residential

●	Industrial

The Fund may also invest in a variety of other alternative CRE that are not included in the four broad types of CRE.

Categories of Underlying CRE

The two categories of underlying CRE are discussed below.

Core. Core real estate investments are generally limited to properties located in desirable areas (relative to property type) with stabilized occupancy, long lease terms and high quality construction (“Core Properties”). These Core Properties are typically located in the top 25 largest metropolitan markets and in the main property types (office, retail and industrial properties, certain multifamily and single family residential properties that are commercially owned, financed, and managed, and other alternative CRE properties). Core Properties are generally stable, well-maintained, well-leased, and, for commercial properties not well-located, often have tenants determined by a nationally recognized statistical rating organization (“NRSRO”) to be investment grade (or substantially similar rating).

Non-Core. Non-core real estate investments typically encompass (i) increased reliance on the physical enhancement of the Non-Core Property through renovation or construction, (ii) changes to zoning or property entitlements, (iii) lease up of tenant occupancy, and (iv) a number of other similar factors. Non-core real estate investments also typically include properties located in secondary markets, with lower tenant occupancy, and tenants not determined by a NRSRO to be investment grade (“Non-Core Properties”).

The Fund is not constrained by fixed allocation proportions between the two categories of underlying CRE, and the Fund anticipates that the Fund’s allocations may vary significantly from time to time based on the criteria that the Adviser will consider when evaluating prospective investment opportunities and the Adviser’s views of market conditions.

Types of Underlying CRE

Although the Fund is not limited in the types of real estate in which it may invest, the Fund expects that it will invest in the following broad types of real estate, plus other types of alternative CRE that are not included in the broad types of CRE:

Office. Office sector properties are generally categorized based upon location and quality. Buildings may be located in Central Business Districts or suburbs. Buildings are also classified by general quality and size, ranging from Class A properties to Class C properties. Class A properties may broadly be defined as tending to be the best in the market, having above average design, construction and finish, achieving higher rents, and having tenants determined by an NRSRO to be investment grade (or substantially similar rating), while Class C properties may broadly be defined as tending to be in average condition, having less desirable locations and commanding below average rents.

Retail. The retail sector is comprised of five main formats: neighborhood retail, community centers, regional centers, super-regional centers and single-tenant stores. Location, convenience, accessibility and tenant mix are generally considered to be among the key criteria for successful retail investments. Retail leases tend to range from three to five years for small tenants and 10 to 15 years for large anchor tenants. Leases, particularly for anchor tenants, may include a base payment plus a percentage of retail sales. Income and population density are generally considered to be key drivers of local retail demand.

Multifamily. Multifamily residential properties are generally defined as having five or more dwelling units that are part of a single complex and offered for rental use as opposed to detached single-family residential properties. There are three main types of multifamily properties — garden-style (mostly one-story apartments), low-rise and high-rise. Apartments generally have the lowest vacancy rates of any property type, with the better performing properties typically located in urban markets or locations with strong employment and demographic dynamics.

Single Family Rental. Single family rental (“SFR”) properties are an emerging institutional real estate asset class generally defined as portfolios of attached or detached single-family residential properties that are operated similarly to multifamily properties. Single family rentals, along with multifamily, generally have the lowest vacancy rates of any property type, with the better performing properties typically located in more affordable submarkets and locations with strong employment and demographic dynamics.

Industrial. Industrial properties are generally categorized as warehouse/distribution centers and logistics facilities, research and development facilities, flex space or manufacturing. The performance of industrial properties is typically dependent on the proximity to economic centers and the movement of trade and goods. In addition, industrial properties typically utilize a triple-net lease structure pursuant to which the tenant is generally responsible for property operating expenses in addition to base rent which can help mitigate the risks associated with rising expenses.

In addition to office, retail, industrial, and professionally managed residential CRE properties, the Fund may also acquire other alternative types of CRE properties, including but not limited to student housing, data centers, self-storage, wireless towers, truck terminals, single family rentals, manufactured housing, hospitality, and medical and healthcare facilities, including hospitals, medical office buildings, senior housing, skilled nursing facilities, assisted living facilities, and research facilities.

Private CRE Equity Investments

The Fund’s Private CRE equity investments will consist of the two broad categories and four broad types of CRE, plus other types of alternative CRE that are not included in the four broad types of CRE, and will be evaluated using the characteristics set forth above in describing the underlying CRE assets. Investments in Private CRE equity investments may be, but need not be required to be, made through a Real Estate Investment Vehicle (as described below).

As noted above, the Fund will typically gain exposure to Private CRE through co-investment arrangements, joint ventures or wholly owned subsidiaries (collectively, “Real Estate Investment Vehicles”). The potential investment structure of the Real Estate Investment Vehicles themselves may also vary. The Real Estate Investment Vehicles may be entities, including special purpose vehicles, in which the Fund has a majority or minority interest or wholly owned subsidiaries of the Fund. The Real Estate Investment Vehicles are expected to primarily consist of entities in which the Fund will co-invest alongside affiliates of the Fund, including those of the Adviser (“Co-Investment Entities”), subject to the terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Co-Investment Entities to co-invest alongside certain entities affiliated with or managed by the Adviser (including the “eREITs®” and “eFundTM” described below). To a lesser extent, the Real Estate Investment Vehicles may also consist of wholly owned subsidiaries of the Fund (“Wholly Owned Entities”) and entities in which the Fund will co-invest alongside unaffiliated third party investors (“Joint Venture Entities”). The underlying Private CRE to be held by a Real Estate Investment Vehicle will be evaluated using the criteria described elsewhere in this Prospectus. The allocation of the Fund’s investments, if any, in Real Estate Investment Vehicles will vary over time.

The Real Estate Investment Vehicles generally will be business entities formed for the purpose of investing in particular types of Private CRE investments selected based on criteria agreed upon between the Fund (and other investors, if applicable). A Real Estate Investment Vehicle generally will create an alignment of interest between the Fund and a private source of capital. The structure and terms of any particular Real Estate Investment Vehicle will be established on a case-by-case basis considering all relevant facts, including the nature and attributes of any other investors, the proposed structure of the investment, the nature of the operations, the liabilities and assets associated with the proposed vehicle and the size of the Fund’s interest in the vehicle. The Fund will negotiate the operating agreement, property management agreement, administration agreement, real estate services agreement and/or other agreements in connection with its investment in a Real Estate Investment Vehicle, or, in some cases, may invest in preexisting vehicles on terms that are acceptable to the Fund. The Real Estate Investment Vehicles may be structured as limited partnerships, limited liability companies, corporations, private REITs and other legal forms.

In instances where the Fund invests through a Real Estate Investment Vehicle, the Real Estate Investment Vehicle typically will have major decision rights over matters, including, but not limited to, financing, refinancing, sale, and material changes to the underlying real estate. The Fund may or may not control the management of the affairs of a Real Estate Investment Vehicle. Generally, the Fund will enter into participation arrangements with other co-investors, joint venture partners or other investors in a Real Estate Investment Vehicle to acquire properties. However, the Fund may also acquire the entire equity ownership interest in a property. In cases in which less than the entire equity ownership interest is acquired, the Fund may seek to hold or share critical elements of control. Although it is expected that a general alignment occurs, the Fund’s interests may not be totally aligned with those of any other co-investors, joint venture partners or other investors in a Real Estate Investment Vehicle. See “Risk Factors – Risks of Investing Through Real Estate Investment Vehicles.” The Fund will indirectly incur the Real Estate Investment Vehicle’s operating expenses.

Co-Investment Entities. Instead of acquiring full ownership of Private CRE investments through a Wholly Owned Entity, the Fund may acquire partial interests by entering into co-investment agreements with affiliates of the Adviser. The Fund’s ownership percentage in the Co-Investment Entity will generally be pro rata to the amount of money the Fund applies to the origination or commitment amount for the underlying Private CRE or purchase price (including financing, if applicable) and the acquisition, construction, development, or renovation expenses, if any, of the underlying Private CRE, as applicable, owned by the Co-Investment Entity. The Fund’s ownership in the Co-Investment Entity may be passive in nature, and the Fund may have a greater economic interest but less control rights in the Co-Investment Entity than the affiliate in which the Fund will co-invest alongside.

The Fund’s investments in real estate through the securities of a Co-Investment Entity with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Co-Investment Entities to co-invest alongside certain entities affiliated with or managed by the Adviser (including the “eREITs®” and “eFundTM” described below under “Management of the Fund – Investment Adviser”). However, there can be no assurance that the Fund and the Adviser will be able to rely on such exemptive relief for certain potential transaction structures. The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund may incur losses in the event that the Fund will not be able to fully comply (or will be deemed not to be in compliance) with these extensive conditions. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance. Certain unaffiliated third parties may also invest in the Co-Investment Entity on terms that may vary from those of the Fund or its affiliates. The Fund expects that any unaffiliated third parties that will invest alongside the Fund in a Co-Investment Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation. Co-investments made by the Fund may result in certain conflicts of interest.

If the Fund does not rely on the exemptive order from the SEC, the Fund and/or the Co-Investment Entities may co-invest alongside such affiliates only in accordance with existing regulatory guidance and the allocation policies of the Adviser and its affiliates, which provides only limited relief for such co-investment transactions and which will limit the Fund’s ability to execute its investment strategies. For example, the Fund and/or the Co-Investment Entities may co-invest with such affiliates consistent with guidance promulgated under the no-action position of the SEC staff set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like the Fund may rely in order to co-invest so long as certain conditions are met, including that the Adviser, acting on behalf of the Fund and on behalf of its other clients, negotiates no term other than price.

Wholly Owned Entities. The Fund may invest in Private CRE through one or more Wholly Owned Entities formed by the Fund and organized in the United States. Private CRE through these Wholly Owned Entities may include fee simple (i.e., an absolute title to the underlying real estate free of any other claims), leasehold ownership, or a partnership interest in the underlying real estate. Unlike investments through Co-Investment Entities or Joint Venture Entities, the Fund will maintain complete control of the underlying real estate investments held by the Wholly Owned Entity and as a result, the Fund will bear all risks associated with the underlying Private CRE. However, the Fund will have greater flexibility as to disposition of a Private CRE investment or the renovation, redevelopment, repositioning, or disposition of an underlying Private CRE investment held by the Wholly Owned Entity because the Fund will be in a position to exercise sole decision-making authority with respect to such underlying Private CRE investment. Further, investments in real estate made through a Wholly Owned Entity will not be subject to the risk of bankruptcy of a third party or failure of such third party to fund any required capital contributions, or the risk of disputes between the Fund and its joint venture partners that could result in litigation or arbitration that would increase the Fund’s expenses.

The Fund does not currently anticipate that any Wholly Owned Entity will enter into an investment advisory agreement with an investment adviser. Pursuant to the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the Fund’s investment portfolio and directs purchases and sales of the Fund’s investments. Although certain of those investments may be acquired by the Fund indirectly through a Wholly Owned Entity, the Adviser will not provide distinct investment advice to the Wholly Owned Entity. No management fee (including any performance fees) will be paid by any Wholly Owned Entity to the Adviser. The principal risks of investments in any Wholly Owned Entity are the same as those relating to Private CRE. See “Risk Factors – Risks Related to the Fund’s Private CRE Debt Investments.” The Fund will monitor its fundamental investment policies, including the requirements and restrictions relating to diversification, concentration, borrowings, and issuance of senior securities, and comply with such policies on an aggregate basis taking into account the Fund’s direct investments and the investments made by any Wholly Owned Entity as if they were a single combined investment portfolio. The Wholly Owned Entities generally will not be registered as investment companies under the 1940 Act and, therefore, will not be subject to all of the investor protections and substantive regulation of the 1940 Act, including the requirement to have 40% of the board of directors be independent. However, to the extent they are applicable to the investment activities of any Wholly Owned Entity, such Wholly Owned Entity will be managed pursuant to the 1940 Act compliance policies and procedures of the Fund.

Joint Venture Entities. The Fund may enter into joint ventures with third parties, including partnerships, co-tenancies and other co-ownership arrangements or participations with mortgage or investment banks, financial institutions, real estate developers, owners, or other non-affiliated third parties for the purpose of owning or operating Private CRE through Joint Venture Entities. In such event, the Fund would not be in a position to exercise sole decision-making authority regarding the underlying Private CRE held by the Joint Venture Entity, and as a result the Fund may also be subject to the potential risk of impasses on decisions, such as a sale, because neither it nor its joint venture partners would have full control over the investments held by the Joint Venture Entity. Unlike investments in Wholly Owned Entities, investments in Joint Venture Entities may, under certain circumstances, involve risks related to the involvement of a third party, including the possibility that the Fund’s joint venture partners might become bankrupt or fail to fund their required capital contributions. As with a Co-Investment Entity, the Fund expects that the other unaffiliated third party joint venture partners that will invest alongside the Fund in a Joint Venture Entity will generally be institutional investors such as public pension funds, corporate pension funds and qualified trusts forming part of an endowment or charitable foundation.

The Fund has not established safeguards it will apply to, or be required in, the Joint Venture Entities. Particular safeguards the Fund will require for investments in Joint Venture Entities will be determined on a case-by-case basis after the Adviser considers all facts they feel are relevant, such as the nature and attributes of the Fund’s other potential Joint Venture Entity partners, the proposed structure of the Joint Venture Entity, the nature of the operations, liabilities and assets the Joint Venture Entity may conduct or own, and the proportion of the size of the Fund’s interest when compared to the interests owned by other Joint Venture Entity parties. The Fund expects to consider specific safeguards to address potential consequences relating to: (i) the management of the joint venture, such as obtaining certain approval rights in joint ventures the Fund does not control or providing for procedures to address decisions in the event of an impasse if the Fund shares control of the joint venture; (ii) the Fund’s ability to exit a joint venture, such as requiring buy/sell rights, redemption rights or forced liquidation under certain circumstances; (iii) the Fund’s ability to control transfers of interests held by other parties in the joint venture, such as requiring consent, right of first refusal or forced redemption rights in connection with transfers; and (iv) the Fund’s qualification as a REIT for U.S. federal income tax purposes.

Private CRE Debt Investments

The Fund expects that its Private CRE debt investments will be secured by or issued in connection with the two broad categories and four broad types of CRE noted above, plus other types of alternative CRE that are not included in the four broad types of CRE. The Fund expects that it will invest in CRE debt investments by engaging in any of the following transactions: originating loans and purchasing or participating in other debt investments, purchasing them from third-party sellers, or investing in or purchasing the securities through private real estate funds that focus on CRE debt instruments or through the use of a Real Estate Investment Vehicle.

Although the Fund generally prefers the benefits of origination, as described below under “Private CRE – Loan Origination,” opportunities may arise to purchase Private CRE debt investments, possibly at discounts to par, which will compensate the Fund for the lack of control or structural enhancements typically associated with directly structured investments. The experience of the Adviser in both disciplines will provide the Fund flexibility in a variety of market conditions.

The Fund expects that the Private CRE debt investments will consist of the following types of CRE debt:

Commercial Real Estate Loans. The Fund intends to acquire commercial real estate loans by originating the loans and by purchasing them from third party sellers. Although the Fund generally prefers the benefits of origination, the current market conditions have created situations where holders of Private CRE debt investments may be in distress and are therefore willing to sell at prices that compensate the buyer for the lack of control typically associated with directly structured investments. The experience of the Adviser in making distressed investments greatly augments its capabilities in this area.

Senior Mortgage Loans. The Fund intends to invest in senior mortgage loans that are predominantly three to five year term loans providing capital for the acquisition, refinancing or repositioning of quality real estate and may be fixed or floating rate loans that immediately provide the Fund with current income, referred to as current-pay loans. The Fund expects that its senior mortgage loans will be primarily backed by properties located in the U.S. The Fund may selectively syndicate portions of these loans, including senior or junior participations that will effectively provide permanent financing or optimize returns which may include interest-only portions. Loan syndication is the process of involving a group of lenders in funding various portions of a loan for a single borrower. Loan syndication most often occurs when a borrower requires an amount too large for a single lender to provide or when the loan is outside the scope of a lender’s risk-exposure levels.

Senior mortgage loans provide for a higher recovery rate and lower defaults than other debt positions due to the lender’s favorable control features which at times means control of the entire capital structure. Because of these attributes, this type of investment receives favorable treatment from third party rating agencies and financing sources, which should increase the liquidity of these investments.

Subordinated Mortgage Loans, or B-Notes. The Fund may also invest in structurally subordinated first mortgage loans and junior participations in first mortgage loans or participations in these types of assets, commonly referred to as B-Notes, secured by quality real estate properties primarily located in the U.S. The Fund may create subordinated mortgage loans by creating participations of the Fund’s directly originated first mortgage loans generally through syndications of senior interests or co-origination with a senior lender or the Fund may buy such assets directly from third party originators. Further, the Fund expects that the re-emergence of the collateralized mortgage-backed securities market will allow the Fund to originate first mortgage loans to property owners with near-term liquidity issues and will allow the Fund to contribute the senior AAA rated proceeds of the origination for inclusion in securitizations while retaining the subordinate debt at attractive returns. Due to the current credit market weakness and resulting dearth of capital available in this part of the capital structure, the Fund believes that the opportunities to both directly originate and to buy subordinated mortgage investments from third parties on favorable terms will continue to be attractive.

Investors in subordinated mortgage loans are compensated for the increased risk of such assets from a pricing perspective as compared to first mortgage loans but still benefit from a lien on the related property. Investors typically receive principal and interest payments at the same time as senior debt unless a default occurs, in which case these payments are made only after any senior debt is paid in full. Rights of holders of subordinated mortgage loans are usually governed by participation and other agreements that, subject to certain limitations, typically provide the holders with the ability to cure certain defaults and control certain decisions of holders of senior debt secured by the same properties (or otherwise exercise the right to purchase the senior debt), which provides for additional downside protection and higher recoveries.

Mezzanine Loans. These are loans secured by one or more direct or indirect ownership interests in an entity that directly or indirectly owns commercial real property. The Fund may own mezzanine loans directly or may hold a participation in a mezzanine loan or a sub-participation in a mezzanine loan. Mezzanine loans may be either short (three to five year) or longer (up to 10 year) terms and may be fixed or floating rate. These loans are predominantly current-pay loans (although there may be a portion of the interest that accrues if cash flow generated by the related property is not sufficient to pay current interest) and may provide for participation in the value or cash flow appreciation of the underlying property, which participation is known as an accrued return (PIK) or “equity kicker” as described below. The Fund believes that opportunities to both directly originate and to buy mezzanine loans from third parties on favorable terms will continue to be attractive. In the current market, mezzanine loans can be the key piece of capital to bridge the gap between senior debt and borrower equity during a refinance or acquisition. Therefore, the Fund expects to achieve favorable terms — both economic and structural — on the mezzanine loans in which the Fund invests.

Investors in mezzanine loans are compensated for the increased risk of such assets from a pricing perspective and still benefit from the right to foreclose, in many instances more efficiently than senior mortgage debt. Upon a default by the borrower under the mezzanine loan, the mezzanine lender generally can take control on an expedited basis of the property-owning entity, subject to the rights of the holders of debt senior in priority on the property. Rights of holders of mezzanine loans are usually governed by intercreditor or interlender agreements that provide such holders with the right to cure certain defaults and control certain decisions of holders of any senior debt secured by the same properties (or otherwise exercise the right to purchase the senior debt), which provides for additional downside protection and higher recoveries.

Nonetheless, these types of investments involve a higher degree of risk relative to a senior mortgage secured by the underlying real property because the investment may become unsecured as a result of foreclosure by the senior lender if the mezzanine lender is unable to cure senior mortgage defaults. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the mezzanine loan. If a borrower defaults on the Fund mezzanine loans or debt senior to Fund loans, or in the event of a borrower bankruptcy, the Fund’s mezzanine loan will be satisfied only after the senior debt has been repaid.

Preferred Equity. Preferred equity is a type of equity secured by the general or limited partner interest in an entity that owns real estate or real estate-related investments. Preferred equity interests are generally senior with respect to the payments of dividends and other distributions, redemption rights and rights upon liquidation to such entity’s common equity. Investors in preferred equity are typically compensated for their increased credit risk from a pricing perspective with fixed payments but may also participate in capital appreciation. Upon a default by a general partner of a preferred equity issuer, there typically is a change of control event and the limited partner assumes control of the entity. Rights of holders of preferred equity are usually governed by partnership agreements.

Private CRE – Loan Origination

The Fund may seek to originate, acquire and structure a wide variety of commercial real estate loans, including, without limitation, senior mortgage loans, subordinated mortgage loans (also referred to as B-Notes) or mezzanine loans, which may be in the form of whole loans, secured and unsecured loans, senior and second lien loans or similar investments, or participation interests in such loans or investments. The Fund may originate loans to corporations and/or other legal entities and individuals. The loans the Fund originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may originate, including with respect to a single borrower, other than pursuant to any applicable law. The Fund’s origination of loans may also be limited by the Fund’s intention to maintain its qualification for taxation as a REIT.

The Fund may act as the originator for direct loans to corporations, individuals, and other potential borrowers. Direct loans between the Fund and a borrower may not be administered by an underwriter or agent bank. The Fund may provide financing to borrowers directly or through companies acquired (or created) and owned by or otherwise affiliated with the Fund. Terms of the direct loans, including the duration of the loan, are negotiated with borrowers in private transactions and the Fund is not limited in the size of loans it may originate, including with respect to a single borrower, other than pursuant to any applicable law. Furthermore, a direct loan may be secured or unsecured.

In determining whether to make a direct loan, in addition to a review of the investment opportunity, the Fund expects to rely primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and the repayment of principal. The Adviser expects that it will generally select loan origination opportunities by employing a bottom-up, disciplined credit approach driven by fundamental, independent research. The Adviser will utilize strategies that focus on credit quality analysis, duration management and other risk management techniques and will incorporate potential loan originations into such strategies. The Adviser expects that it will attempt to identify, through fundamental research driven by independent credit analysis and proprietary analytical tools, loan origination opportunities that may provide positive risk-adjusted returns based on its analysis of the borrower’s credit characteristics. The Adviser expects that it will also attempt to identify loan origination opportunities based on the Adviser’s assessment of the borrower’s credit characteristics, forecast for interest rates and other factors.

The real estate underwriting standards developed by the Adviser involve comprehensive financial, structural, operational and legal due diligence of borrowers and partners in order to optimize pricing and structuring and mitigate risk. They generally consist of, without limitation, analyzing the underlying asset(s)’ revenue, revenue contribution sources (e.g., rents vs ancillary), margins, profitability and debt service coverage, and the trajectory and trends of such metrics, as well as a local market growth rates, population changes, and overall new supply pipeline and anticipated demand. Further, the Adviser analyzes the project business plan with an emphasis on comparable properties to determine an asset(s)’ expected position in both performing and stressed micro- and macro- scenarios. Such analysis of comparable properties typically requires utilization of third-party research services, a network of real estate contacts and proprietary databases. The Adviser also analyzes a potential borrower’s financial statements and information, including the borrower’s ratio of debt to worth (leverage), available liquidity (current ratio) and past history as a borrower.

In making a direct loan, the Fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the Fund will lose money on the loan. Furthermore, direct loans may subject the Fund to liquidity and interest rate risk, legal and regulatory risk, and the risk that a borrower may default or become insolvent, and certain direct loans may be deemed illiquid. Direct loans are not publicly traded and may not have a secondary market. The lack of a secondary market for direct loans may have an adverse impact on the ability of the Fund to dispose of a direct loan and/or to value the direct loan. When engaging in direct lending, the Fund’s performance may depend, in part, on the ability of the Fund to originate loans on advantageous terms. In originating and purchasing loans, the Fund will compete with a broad spectrum of lenders. Increased competition for, or a diminishment in the available supply of, qualifying loans could result in lower yields on such loans, which could reduce Fund performance.

Depending on the circumstances, the Fund may service loans it originates, either directly or through the Adviser or its affiliates, in accordance with applicable law and SEC guidance. Such services could include, for example, collecting interest, principal and escrow payments from the borrower, sending payment statements, maintaining payment records and balances, collecting and paying taxes and insurance, managing draws, lien releases, construction administration oversight, and administering delinquencies.

Various state licensing requirements could apply to the Fund with respect to investments in, or the origination and servicing of, loans and similar assets. The licensing requirements could apply depending on the location of the borrower, the location of the collateral securing the loan, or the location where the Fund or the Adviser (or its affiliates) operates or has offices. In states in which it is licensed, the Fund or the Adviser (or its affiliates) will be required to comply with applicable laws and regulations, including consumer protection and anti-fraud laws, which could impose restrictions on the Fund’s or the Adviser’s (or its affiliates’) ability to take certain actions to protect the value of its investments in such assets and impose compliance costs. Failure to comply with such laws and regulations could lead to, among other penalties, a loss of the Fund’s or the Adviser’s (or its affiliates’) license, which in turn could require the Fund to divest assets located in or secured by real property located in that state. These risks will also apply to issuers and entities in which the Fund invests that hold similar assets, as well as any origination company or servicer in which the Fund owns an interest.

The Adviser will not cause the Fund to receive loans from the Adviser or its affiliates, except to the extent permitted by the 1940 Act or as otherwise permitted by applicable law and regulation.

Private CRE – Private Real Estate Funds

The Fund will invest in securities issued by private real estate funds that may be structured as limited partnerships or limited liability companies and that hold real estate assets including office, retail and industrial properties, and certain multifamily and single family residential properties that are commercially owned, financed, and managed (e.g., “build-to-rent”). Private real estate funds are private, institutional investment funds that invest primarily in real estate and real estate-related investments and are managed by institutional asset managers with expertise in investing in real estate and real estate-related investments. The Fund expects that the underlying CRE assets of its private real estate funds investments will consist of the two broad categories and the four broad types of CRE noted above, plus other types of alternative CRE that are not included in the four broad types of CRE.

The Fund seeks, through the private real estate funds, to focus primarily on real estate investments or on investments in real estate operating companies that acquire, develop and manage real estate. As a result, the Fund will invest no more than 15% of its net assets in pooled investment vehicles, including private real estate funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act. The Fund has not set a limitation on the amount of its investments that it may invest in all other private real estate funds (e.g., those not within the definitions of investment company under Section 3(a)(1) of the 1940 Act (not primarily engaged in investing, reinvesting or trading in securities and have less than 40% of their total assets, on an unconsolidated basis, in “investment securities” as defined in the 1940 Act), or are otherwise excluded from the definition of investment company by Section 3(c)(5)(C) of the 1940 Act because they are primarily engaged in purchasing or otherwise acquiring mortgages and other liens on and interests in real estate).

The Fund intends to identify and invest in various institutional asset managers of private real estate funds with expertise in managing portfolios of real estate and real estate-related securities, as applicable. The Adviser will evaluate asset managers based on their experience, expertise, track record, current portfolios, and ability to weather real estate cycles by employing effective risk management and mitigation strategies. Many private real estate funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds — as such, the Fund enables investors to indirectly invest with experienced institutional investment managers. The Fund intends to utilize this approach to further diversify the real estate investments in its portfolio so as to achieve lower volatility and lower correlation to broader markets.

Publicly Traded Real Estate Securities

Publicly Traded Real Estate Securities consist of those of publicly traded REITs, unsecured REIT debt, REIT preferred stock, collateralized mortgage-backed securities (“CMBS”), collateralized debt obligations (“CDOs”), real estate operating companies (“REOCs”), and exchange-traded funds (“ETFs”). The Fund expects that the underlying CRE assets of its Publicly Traded Real Estate Securities investments will consist of the two broad categories and the four broad types of CRE noted above, plus other types of alternative CRE that are not included in the four broad types of CRE.

Publicly Traded Real Estate Securities (Equity or Debt). The Fund may choose to invest in REITs, both directly and through its investment in private real estate funds that qualify as REITs under the Code. Publicly traded REITs typically own large, diversified pools of CRE properties and employ moderate leverage. Most of these companies specialize in particular property types such as regional malls, office properties, apartment properties and industrial warehouses. Many public REITs are listed on major stock exchanges, such as the New York Stock Exchange and NASDAQ. They typically pay out all of their taxable income as dividends to shareholders. In turn, shareholders pay the income taxes on those dividends. Corporate bonds issued by these types of REITs are usually rated investment grade and benefit from strong covenant protection.

Unsecured REIT Debt. The Fund may also acquire senior unsecured debt of publicly traded REITs that acquire and hold real estate. Publicly traded REITs may own large, diversified pools of CRE properties or they may focus on a specific type of property, such as office properties, industrial warehouses, and multifamily or apartment properties). Publicly traded REITs typically employ leverage, which magnifies the potential for gains and the risk of loss. Corporate bonds issued by these types of REITs or their operating partnerships are usually rated investment grade and benefit from strong covenant protection.

REIT Preferred Stock. The Fund may invest in preferred stocks issued by REITs. Preferred stocks are securities that pay dividends at a specified rate and have a preference over common stocks in the payment of dividends and the liquidation of assets. This means that an issuer must pay dividends on its preferred stock prior to paying dividends on its common stock. In addition, in the event a company is liquidated, preferred shareholders must be fully repaid on their investments before common shareholders can receive any money from the company. Preferred shareholders, however, usually have no right to vote for the REIT’s directors or on other corporate matters. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.

CMBS and RMBS. CMBS are commercial mortgages which are pooled together in a trust. RMBS are residential mortgages which are pooled together in a trust. Accordingly, these securities are subject to all of the risks of the underlying mortgage loans. The mortgage security is structured with credit enhancement to protect against potential cash flow delays and shortfalls. This credit enhancement usually takes the form of allocation of loan losses to investors in reverse sequential order (equity to AAA classes), whereas interest distributions and loan prepayments are usually applied sequentially (AAA classes to equity).

The typical commercial mortgage is a five or ten year loan, with a 30-year amortization schedule and a balloon principal payment due on the maturity date. Most fixed-rate commercial or residential loans have strong prepayment protection and require prepayment penalty fees or defeasance. The loans are structured in this manner to maintain the collateral pool’s cash flow or to compensate the investors from foregone interest collections.

CDOs. CDOs are multiple class debt securities, or bonds, secured by pools of assets, such as mortgage-backed securities, B-Notes, mezzanine loans, REIT debt and credit default swaps. Like typical securities structures, in a CDO, the assets are pledged to a trustee for the benefit of the holders of the bonds. CDOs often have reinvestment periods that typically last for five years during which proceeds from the sale of a collateral asset may be invested in substitute collateral. Upon termination of the reinvestment period, the static pool functions very similarly to a CMBS securitization where repayment of principal allows for redemption of bonds sequentially.

Ratings of Commercial Real Estate-Related Debt Securities. For CMBS and CDOs, the securitization process is governed by one or more of the rating agencies, including Fitch, Moody’s and Standard & Poor’s, who determine the respective bond class sizes, generally based on a sequential payment structure. Bonds that are rated from AAA to BBB by the rating agencies are considered “investment grade.” Bond classes that are subordinate to the BBB class are considered “non-investment” grade. The respective bond class sizes are determined based on the review of the underlying collateral by the rating agencies. The payments received from the underlying loans are used to make the payments on the securities. Based on the sequential payment priority, the risk of nonpayment for the AAA securities is lower than the risk of nonpayment for the non-investment grade bonds. Accordingly, the AAA class is typically sold at a lower yield compared to the non-investment grade classes that are sold at higher yields. The Fund may invest in investment grade classes, non-investment grade classes or the equity of securitizations.

REOCs. The Fund may invest in REOCs, both directly and through its investments in Private CRE. REOCs are companies that invest in real estate and whose shares trade on a public exchange. A REOC is similar to a REIT, except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do. Additionally, REOCs are more flexible than REITs in terms of what types of real estate investments they can make. REOCs will be used by the Fund to generate current income and provide substantial liquidity for the Fund, while having low to moderate correlation to the broader equity markets. The Fund invests in REOCs by purchasing their common stock, preferred stock, debt or warrants.

ETFs. An ETF typically holds a portfolio of securities or contracts designed to track a particular index, market segment, a commodity, bonds, or a basket of assets like an index fund. They are traded similarly to stocks and listed on major stock exchanges. Potential benefits of ETFs include diversification, cost and tax efficiency, liquidity, marginability, utility for hedging, the ability to go long and short, and (in some cases) quarterly dividends. Most ETFs are index funds, and tracking an index is less expensive than an actively managed fund. Further, most ETF trades take place with other investors, rather than with the fund company. As a result, ETF expense ratios are typically lower than other funds. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

Certain Residential and Commercial Properties.

The Fund may acquire and develop properties for rental operations as multifamily buildings or single family rental communities and/or for income producing properties. In each case, these properties must meet the Fund’s investment objectives and may include conventional multifamily properties, such as mid-rise, high-rise, and garden-style properties, as well as single family residential properties that are commercially owned, financed, and managed (e.g., “build-to-rent”), new construction homebuilding, student housing, age-restricted properties (typically requiring at least one resident of each unit to be 55 or older), industrial properties, offices, and retail properties. Specifically, the Fund may acquire real estate assets that may benefit from enhancement or repositioning and development assets. The Fund may purchase any type of property, including properties that require capital improvement or lease-up and land for development or new construction, to enhance shareholder returns. Location, condition, design and amenities are key characteristics for commercial and residential assets. The Fund focuses on major metropolitan areas and other markets and submarkets that are deemed likely to benefit from ongoing population shifts and/or that are poised for high growth potential.

The terms and conditions of any lease that the Fund enters into with residents may vary substantially; however, it is expected that a majority of the Fund’s leases will be standardized leases customarily used between landlords and tenants for the specific type and use of the property in the geographic area where the property is located. In the case of apartment communities, such standardized leases generally have terms of one year or less. All prospective residents for our apartment communities are required to submit a credit application.

These real estate investments constitute a growing portion of our sponsor’s historical investments, therefore the Fund intends to leverage its sponsor’s management team’s extensive prior experience in the residential and commercial real estate sectors, as well as its sponsor’s origination capabilities and extensive financial institution relationships to identify these investment opportunities that are appropriate for the Fund’s investment portfolio at the appropriate time in the real estate cycle. Certain owners of commercial real property are suffering distress. This fact and reduced demand by buyers for such properties has led to price reduction and as a result, the opportunity for higher returns. Improved economics may present an opportunity to acquire such properties. The Fund expects that its acquired properties would have occupancy levels consistent with the performance of the local market and would generate accretive and immediate cash flow. Although current market conditions may allow the Fund to acquire properties with little or no leverage, given the stabilized nature of the targeted properties, the Fund may apply modest levels of leverage to enhance investment returns. In particular, the Fund’s sponsor and its real estate professionals who have been performing services for the Fund on behalf of the Adviser have extensive experience in acquiring, managing and disposing of net lease properties. Net lease properties generally have a small number of tenants with longer leases and few or no landlord responsibilities. The Fund will manage and dispose of any real property assets we acquire in the manner that the Adviser determines is most advantageous to the Fund.

Other Investments

Other Real Estate Investments. The Fund may invest in private issuances of equity or debt securities of public companies; and in a loan, security or other full recourse obligations for which the business of the related obligor is significantly related to real estate. These investments may or may not have a scheduled maturity and are expected to be of longer duration (five-to-ten year terms) than the Fund’s typical portfolio investment. Such investments are expected to be fixed rate (if they have a stated investment rate), and may have accrual structures and provide other distributions or equity participations in overall returns above negotiated levels. These investments are also expected to be collateralized or otherwise backed primarily by U.S. real estate collateral. The Fund does not anticipate allocating a large amount of capital or time to these investments initially but as market conditions begin to improve the Fund believes that compelling opportunities will arise that should generate significant returns.

Investments in Government Sponsored Programs. If the Fund meets the qualifications established by the FDIC, the Fund may elect to invest in any existing or future programs sponsored by the government to facilitate the investment in assets of the type the Fund seeks to acquire for the Fund’s portfolio, to the extent consistent with the Fund’s investment strategies and objective.

Other Investment Vehicles. In addition to the primary asset classes noted above, the Fund may make investments in other investment vehicles such as closed-end funds, mutual funds and unregistered funds that invest principally, directly or indirectly, in real estate. Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Other Possible Investments. Although the Fund expects that most of its investments will be of the types described above, the Fund may make other investments, such as international investments. In fact, the Fund may invest in whatever types of interests in real estate- or debt-related assets that the Fund believes is in its best interests. Although the Fund can purchase any type of interest in real estate- or debt-related assets, the Fund’s conflicts of interest policy and the Limited Liability Company Operating Agreement of the Fund (the “LLC Agreement”) do limit certain types of investments involving the Adviser, Rise Companies, their officers or any of their affiliates.

Investment Process Overview

The Adviser has the authority to make all the decisions regarding the Fund’s investments consistent with the investment guidelines and borrowing policies approved by the Adviser’s Investment Committee and subject to the limitations in the LLC Agreement and the direction and oversight of the Investment Committee. The Adviser’s Investment Committee must approve all investments other than investments in Private CRE investments, Publicly Traded Real Estate Securities, asset-backed securities, and cash management investments in money market and similar accounts that adhere to the investment guidelines. With respect to investments in Private CRE investments, Publicly Traded Real Estate Securities, asset-backed securities, and cash management investments in money market and similar accounts, the Adviser Investment Committee has adopted investment guidelines that the Adviser must follow when acquiring such assets on the Fund’s behalf without the approval of the Adviser’s Investment Committee. Changes to the Fund’s investment guidelines must be approved by the Adviser’s Investment Committee.

The Adviser focuses on the direct origination and select purchasing of Private CRE investments. The Adviser sources its investments from new or existing customers, former and current financing and investment partners, third party intermediaries, competitors looking to share risk and securitization or lending departments of major financial institutions.

In selecting investments for the Fund, the Adviser utilizes Rise Companies’ established investment and underwriting process, which focuses on ensuring that each prospective investment is being evaluated appropriately. The criteria that the Adviser considers when evaluating prospective investment opportunities include:

●	macroeconomic conditions that may influence operating performance;

●	real estate market factors that may influence real estate lending and/or economic performance of the underlying real estate collateral;

●	fundamental analysis of the underlying real estate collateral, including tenant rosters, lease terms, zoning, operating costs and the asset’s overall competitive position in its market;

●	the operating expertise and financial strength of the sponsor or borrower;

●	real estate and leasing market conditions affecting the underlying real estate collateral;

●	the cash flow in place and projected to be in place over the term of the loan;

●	the appropriateness of estimated costs and timing associated with capital improvements of the underlying real estate collateral;

●	a valuation of the investment, investment basis relative to its value and the ability to liquidate an investment through a sale or refinancing of the underlying asset;

●	review of third-party reports, including appraisals, engineering and environmental reports;

●	physical inspections of underlying real estate collateral and analysis of markets; and

●	the overall structure of the investment and rights in the loan documentation.

If a potential investment meets the Adviser’s underwriting criteria, the Adviser will review the proposed transaction structure, including security, reserve requirements, cash flow sweeps, call protection and recourse provisions. The Adviser will evaluate the asset’s position within the overall capital structure and its rights in relation to other capital tranches. The Adviser will analyze each potential investment’s risk-return profile and review financing sources, if applicable, to ensure that the investment fits within the parameters of financing facilities and to ensure performance of the underlying real estate collateral.

Investment Strategy and Criteria Used in Selecting Investments

Within the Fund’s investment objective and policies, the Adviser’s Investment Committee has substantial discretion with respect to the selection of specific investments and the purchase and sale of the Fund’s assets. The Fund believes that successful real estate investment requires the implementation of strategies that permit favorable purchases and originations, effective asset management and timely disposition of those assets. As such, the Adviser has developed a disciplined investment approach that combines the experience of the Adviser’s team of real estate and debt finance professionals with a structure that emphasizes thorough market research, stringent underwriting standards and an extensive down-side analysis of the risks of each investment. The approach also includes active and aggressive management of each asset acquired.

The Adviser believes that active management is critical to creating value. The Adviser also develops a well-defined exit strategy for each investment the Fund makes. Specifically, the Adviser assigns an exit or refinance timeline to each asset the Fund acquires prior to its purchase as part of the original business plan for the asset. The Adviser then regularly re-evaluates the exit strategy of each asset in response to the performance of the individual asset, market conditions and the Fund’s overall portfolio objectives to determine the optimal time to sell the asset.

To execute the Fund’s disciplined investment approach, the Adviser’s team of real estate and debt finance professionals take responsibility for the business plan of each investment. The following practices summarize the Fund’s investment approach:

●	Market Research. The investment team extensively researches the acquisition and/or origination and underwriting of each transaction, utilizing both real time market data and the transactional knowledge and experience of the team’s network of professionals and in market relationships.

●	Underwriting Discipline. The Fund follows a tightly controlled and managed process to examine all elements of a potential investment, including, with respect to real property, its location, income-producing capacity, prospects for long-range appreciation, income tax considerations and liquidity. Only those assets meeting the Fund’s investment criteria will be accepted for inclusion in the Fund’s portfolio. In an effort to keep an asset in compliance with those standards, the underwriting team remains involved through the investment life cycle of the asset and consults with the other internal professionals responsible for the asset. This team of experts reviews and develops comprehensive reports for each asset throughout the holding period.

●	Risk Management. Risk management is a fundamental principle in the construction of portfolios and in the management of each investment. Diversification of portfolios by investment type, investment size and investment risk is critical to controlling portfolio-level risk. Operating or performance risks arise at the investment level and often require real estate operating experience to cure. The Adviser’s real estate and debt finance professionals review the operating performance and history of the joint-venture and development partners against projections and provide the oversight necessary to detect and resolve issues as they arise.

●	Asset Management. Prior to the purchase of an individual asset or portfolio, the Adviser closely works with the acquisition and underwriting teams to develop an asset business strategy. This is a forecast of the action items to be taken and the capital needed to achieve the anticipated returns.

The Adviser reviews asset business strategies regularly to anticipate changes or opportunities in the market during a given phase of a real estate cycle. The Adviser has designed this process to allow for realistic yet aggressive enhancement of value throughout the investment period.

On-going monitoring of the Fund’s investments is utilized to assist the Adviser in maintaining portfolio allocations and managing cash in-flows and outflows. The Adviser may strategically rebalance its targeted asset allocation mix according to the current market conditions, but will remain true to its fundamental analysis with respect to each real estate asset class and sector risk, as applicable, over time. The Adviser manages investments over a long-term time horizon while being mindful of the historical context of the capital markets. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful.

The period that the Fund holds its portfolio investments will vary depending on the type of asset, interest rates and other factors. The Adviser will develop a well-defined exit strategy for each investment made by the Fund. The Adviser will continually perform a hold-sell analysis on each asset in order to determine the optimal time to hold the asset and generate a strong return to the Shareholders. Economic and market conditions may influence the Fund to hold its investments for different periods of time. The Fund may sell an asset before the end of the expected holding period if the Adviser believes that market conditions have maximized its value to the Fund or the sale of the asset would otherwise be in the best interests of Shareholders.

Derivatives

Generally, derivatives are financial contracts whose value depends upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates and related indexes. Under normal circumstances, the Fund will be exposed to the effect of interest rate changes, price changes and currency fluctuations and may seek to limit these risks by following established risk management policies and procedures including the use of derivatives. To mitigate exposure to variability in interest rates, derivatives may be used primarily to fix the rate on debt based on floating-rate indices and manage the cost of borrowing obligations.

The Fund may use a variety of commonly used derivative products, including interest rate swaps, caps, collars, floors, options contracts, futures contracts, options (on securities, bonds, currencies, interest rates, indices or swaps), swaps (including interest rate, credit default, equity index and total return swaps) and other swap agreements for investment, hedging and risk management purposes. Subject to the Fund’s 80% investment policy, the Fund may also invest in Treasury futures, Eurodollar futures, interest rate swaps, swaptions or similar instruments and combinations thereof. For purposes of the Fund’s 80% policy, derivative instruments will be valued at their market value, or in cases where market value is not available, at fair value, as determined in accordance with the Fund’s valuation procedures adopted by the Board. The Fund will engage in derivative transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a REIT for federal income tax purposes. See “U.S. Federal Income Tax Considerations.”

Other Operating Policies

Credit Risk Management. The Fund may be exposed to various levels of credit and special hazard risk depending on the nature of the Fund’s underlying assets and the nature and level of credit enhancements supporting the Fund’s assets. The Adviser and its executive officers will review and monitor credit risk and other risks of loss associated with each investment. In addition, the Fund seeks to diversity its portfolio of assets to avoid undue geographic, issuer, industry and certain other types of concentrations. The Adviser’s Investment Committee will monitor the overall portfolio risk and levels of provision for loss.

Interest Rate Risk Management. To the extent consistent with maintaining the Fund’s qualification for taxation as a REIT, the Fund follows an interest rate risk management policy intended to mitigate the negative effects of major interest rate changes. The Fund intends to minimize the Fund’s interest rate risk from borrowings by attempting to “match-fund”, which means the Adviser seeks to structure the key terms of the Fund’s borrowings to generally correspond to the interest rate term of the Fund’s assets and through hedging activities.

Hedging Activities. The Fund may engage in hedging transactions to protect its investment portfolio from interest rate fluctuations and other changes in market conditions. These transactions may include interest rate swaps, the purchase or sale of interest rate collars, caps or floors, options, mortgage derivatives and other hedging instruments. These instruments may be used to hedge as much of the interest rate risk as the Fund determines is in the best interest of Shareholders, given the cost of such hedges and the need to maintain the Fund’s qualification for taxation as a REIT. The Fund may from time to time enter into interest rate swap agreements to offset the potential adverse effects of rising interest rates under certain short-term repurchase agreements. The Fund may elect to bear a level of interest rate risk that could otherwise be hedged when the Adviser believes, based on all relevant facts, that bearing such risk is advisable or economically unavoidable.

Equity Capital Policies. Under the Fund’s operating agreement, the Fund has authority to issue an unlimited number of additional common shares or other securities. In particular, the Adviser is authorized to provide for the issuance of an unlimited amount of one or more classes or series of shares in the Fund, including preferred shares, and to fix the number of shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions applicable to each class or series thereof by resolution authorizing the issuance of such class or series, without shareholder approval. After your purchase in this offering, the Adviser may elect to: (i) sell additional shares in this or future public offerings or (ii) issue equity interests in private offerings. To the extent the Fund issues additional equity interests after your purchase in this offering, your percentage ownership interest in the Fund will be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of the Fund’s investments, you may also experience dilution in the book value and fair value of your shares.

Additional Information Regarding Investment Strategies

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s Shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s Shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should consider carefully the following risks of investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Commercial Real Estate Industry Risk

The Fund’s Private CRE and other real estate-related assets will be subject to the risks typically associated with real estate.

The Fund’s Private CRE debt investments and other real estate-related assets will generally be directly or indirectly secured by a lien on real property that, upon the occurrence of a default on the loan, could result in the Fund acquiring ownership of the property. The Fund will not know whether the values of the properties ultimately securing the Fund’s loans will remain at the levels existing on the dates of origination of those loans. If the values of the mortgaged properties drop, the Fund’s risk will increase because of the lower value of the security associated with such loans. In this manner, real estate values could impact the values of the Fund’s loan investments. The Fund’s investments in Private CRE (including equity investments in real property) may be similarly affected by real estate property values. Therefore, the Fund’s investments will be subject to the risks typically associated with real estate.

The value of real estate may be adversely affected by a number of risks, including: (i) public health crises, pandemics and epidemics, such as those caused by new strains of viruses such as H5N1 (avian flu), severe acute respiratory syndrome (SARS) and, most recently, the novel coronavirus (COVID-19); (ii) natural disasters such as hurricanes, earthquakes and floods; (iii) acts of war or terrorism, including the consequences of terrorist attacks, such as those that occurred on September 11, 2001; (iv) adverse changes in national and local economic and real estate conditions; (v) an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants; (vi) changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws; (vii) costs of remediation and liabilities associated with environmental conditions affecting properties; and (viii) the potential for uninsured or underinsured property losses. The value of each property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties. These factors may have a material adverse effect on the ability of the Fund’s borrowers to pay their loans, as well as on the value that the Fund can realize from assets the Fund originates, owns or acquires. In addition, to the extent the Fund makes equity investments in commercial real estate, such investments will be subject to all of the risks associated with real estate described above.

Many of the Fund’s investments are illiquid and the Fund may not be able to vary the Fund’s portfolio in response to changes in economic and other conditions.

The illiquidity of the Fund’s target investments may make it difficult for the Fund to sell such investments if the need or desire arises. Many factors that are beyond the Fund’s control affect the real estate market and could affect the Fund’s ability to sell properties and other investments for the price, on the terms or within the time frame that the Fund desires. These factors include general economic conditions, the availability of financing, interest rates and other factors, including supply and demand. Because real estate investments are relatively illiquid, the Fund has a limited ability to vary its portfolio in response to changes in economic or other conditions. Further, before the Fund can sell a property on the terms the Fund wants, it may be necessary to expend funds to correct defects or to make improvements. However, the Fund can give no assurance that it will have the funds available to correct such defects or to make such improvements. Moreover, the senior mortgage loans, subordinated loans, mezzanine loans, and other loans and investments the Fund may originate or purchase will be particularly illiquid investments due to their short life and the greater difficulty of recoupment in the event of a borrower’s default. In addition, some of the Private CRE debt investments that the Fund may purchase may be traded in private, unregistered transactions and may therefore be subject to restrictions on resale or otherwise have no established trading market. As a result, the Fund expects many of the Fund’s investments will be illiquid, and if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund has previously recorded its investments and the Fund’s ability to vary its portfolio in response to changes in economic and other conditions may be relatively limited, which could adversely affect the Fund’s results of operations and financial condition.

Declines in the market values of Fund’s investments may adversely affect periodic reported results of operations and credit availability, which may reduce earnings and, in turn, cash available for distribution to Shareholders.

Some of the Fund’s assets are carried at estimated fair value and temporary changes in the market values of those assets will be directly charged or credited to unrealized gain/loss without impacting net investment income on the Statement of Operations. The Fund may pause or halt the recording of the daily accretion/ amortization adjustment to the extent that interest income is not expected to be received due to a decline in the fair value of the securities.

A decline in the market value of the Fund’s assets may adversely affect the Fund particularly in instances where the Fund has borrowed money based on the market value of those assets. If the market value of those assets declines, the lender may require the Fund to post additional collateral to support the loan. If the Fund were unable to post the additional collateral, the Fund may have to sell assets at a time when it might not otherwise choose to do so. A reduction in credit available may reduce the Fund’s earnings and, in turn, cash available for distribution to Shareholders.

Further, credit facility providers may require the Fund to maintain a certain amount of cash reserves or to set aside unlevered assets sufficient to maintain a specified liquidity position, which would allow the Fund to satisfy its collateral obligations. As a result, the Fund may not be able to leverage the Fund’s assets as fully as it would choose, which could reduce the Fund’s return on equity. In the event that the Fund is unable to meet these contractual obligations, the Fund’s financial condition could deteriorate rapidly. Market values of the Fund’s investments may decline for a number of reasons, such as changes in prevailing market rates, increases in defaults, increases in voluntary prepayments for those investments that the Fund has that are subject to prepayment risk, widening of credit spreads and downgrades of ratings of the securities by ratings agencies.

A prolonged economic slowdown, a lengthy or severe recession or declining real estate values could harm the Fund’s operations.

Many of the Fund’s investments may be susceptible to economic slowdowns or recessions, which could lead to financial losses in the Fund’s investments and a decrease in revenues, net income and assets. An economic slowdown or recession, in addition to other non-economic factors such as an excess supply of properties, could have a material negative impact on the values of Private CRE, including both commercial real estate and residential real estate properties. Declining real estate values will likely reduce the Fund’s level of new mortgage loan originations, since borrowers often use increases in the value of their existing properties to support the purchase or investment in additional properties. Borrowers may also be less able to pay principal and interest on loans if the real estate economy weakens. Further, declining real estate values significantly increase the likelihood that the Fund will incur losses on the loans in the event of default because the value of the Fund’s collateral may be insufficient to cover the Fund’s cost on the loan. Any sustained period of increased payment delinquencies, foreclosures or losses could adversely affect both the Fund’s net interest income from loans in the Fund’s portfolio as well as the Fund’s ability to originate, sell and securitize loans, which would significantly harm the Fund’s revenues, results of operations, financial condition, business prospects and the Fund’s ability to make distributions to Shareholders.

Insurance may not cover all potential losses on CRE Investments made by the Fund, which may impair the value of the Fund’s assets.

Tenants of Private CRE equity investments and borrowers under Private debt investments often (though not in all cases) obtain comprehensive insurance covering the respective properties, including liability, fire and extended coverage. However, there are certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes, or terrorism that may be uninsurable or not economically insurable. The Fund may not obtain, or require tenants or borrowers, as applicable, to obtain terrorism insurance if it is deemed commercially unreasonable. Inflation, changes in building codes and ordinances, environmental considerations, and other factors also might make it infeasible to use insurance proceeds to replace a property if it is damaged or destroyed. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the mortgaged property, which might impair the Fund’s security and decrease the value of the property.

If the Fund overestimates the value or income-producing or incorrectly prices the risks of the Fund’s investments, the Fund may experience losses.

Analysis of the value or income-producing ability of a CRE Property investment is highly subjective and may be subject to error. The Fund will value its potential Private CRE equity investments based on yields and risks, taking into account estimated future losses on the Private CRE debt investments and the mortgaged property included in the securitization’s pools or select commercial real estate equity investments, and the estimated impact of these losses on expected future cash flows and returns. In the event that the risks relative to the price the Fund pays for a particular investment are underestimated, the Fund may experience losses with respect to such investment.

The leases on the properties underlying the Fund’s investments may not be renewed on favorable terms.

The properties underlying the Fund’s investments could be negatively impacted by the deteriorating economic conditions and weaker rental markets. Upon expiration or earlier termination of leases on these properties, the space may not be relet or, if relet, the terms of the renewal or reletting (including the cost of required renovations or concessions to tenants) may be less favorable than current lease terms. In addition, the poor economic conditions may reduce a tenants’ ability to make rent payments under their leases. Any of these situations may result in extended periods where there is a significant decline in revenues or no revenues generated by these properties. Additionally, if market rental rates are reduced, property-level cash flows would likely be negatively affected as existing leases renew at lower rates. If the leases for these properties cannot be renewed for all or substantially all of the space at these properties, or if the rental rates upon such renewal or reletting are significantly lower than expected, the value of the Fund’s investments may be adversely effected.

Risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans the Fund makes or acquires may materially adversely affect the Fund’s investment.

The renovation, refurbishment or expansion by a borrower under a mortgaged or leveraged property involves risks of cost overruns and non-completion. Costs of construction or improvements to bring a property up to standards established for the market position intended for that property may exceed original estimates, possibly making a project uneconomical. Other risks may include environmental risks and construction, rehabilitation and if applicable, subsequent leasing of the property not being completed on schedule. If such construction or renovation is not completed in a timely manner, or if it costs more than expected, the borrower may experience a prolonged impairment of net operating income and may not be able to make payments on Fund’s investment.

Risk associated with new construction homebuilding and development of commercial real estate projects may materially affect the Fund’s investment.

The Fund’s investments are subject to risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles that can increase construction costs. Financing risk may also exist should changes in construction costs or financial markets occur. Regulatory risks may exist should changes in regulation occur during construction or if the necessary permits are not secured prior to beginning construction.

The Fund is exposed to environmental liabilities with respect to properties to which the Fund takes title.

The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. In the course of Fund’s business, the Fund may take title to real estate, and, if the Fund does take title, the Fund could be subject to environmental liabilities with respect to these properties. In such a circumstance, the Fund may be held liable to a governmental entity or to third parties for property damage, personal injury, and investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases, at a property. The costs associated with investigation or remediation activities could be substantial. If the Fund ever become subject to significant environmental liabilities, the Fund’s business, financial condition, liquidity and results of operations could be materially and adversely affected. Further, even in cases where the Fund is indemnified by a third party with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the third party to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund.

Future disruptions in the financial markets, deteriorating economic conditions or public health crises could adversely impact the commercial real estate market as well as the market for debt-related investments generally, which could hinder the Fund’s ability to implement the Fund’s business strategy and generate returns to Shareholders.

The Fund intends to originate and acquire a portfolio of Private CRE, Publicly Traded Real Estate Securities and other real estate-related assets. Economic conditions greatly increase the risks of these investments. The value of collateral securing any loan investment the Fund may make could decrease below the outstanding principal amount of such loan. In addition, revenues on the properties and other assets underlying any loan investments the Fund may make could decrease, making it more difficult for borrowers to meet their payment obligations to the Fund. Each of these factors would increase the likelihood of default and foreclosure, which would likely have a negative impact on the value of the Fund’s loan investment. More generally, the risks arising from the financial market and economic conditions are applicable to all of the investments the Fund may make. The risks apply to commercial mortgage, mezzanine or bridge loans. They also apply to the debt and equity securities of companies that have investment objectives similar to the Fund’s objective.

Future disruptions in the financial markets, deteriorating economic conditions or public health crises may also impact the market for the Fund’s investments and the volatility of the Fund’s investments. The returns available to investors in the Fund’s targeted investments are determined, in part, by: (i) the supply and demand for such investments and (ii) the existence of a market for such investments, which includes the ability to sell or finance such investments. During periods of volatility, the number of investors participating in the market may change at an accelerated pace. If either demand or liquidity increases, the cost of the Fund’s targeted investments may increase. As a result, the Fund may have fewer funds available to make distributions to investors. All of the factors described above could adversely impact the Fund’s ability to implement its investment strategy and make distributions to its Shareholders and could decrease the value of an investment in the Fund.

The Fund is exposed to risks inherent to residential real estate industry.

A number of the Fund’s investments in real estate assets are concentrated in the residential sector. This concentration may expose us to the risk of economic downturns in this sector to a greater extent than if the Fund’s business activities included a more significant portion of other sectors of the real estate industry. Investments in residential real estate are subject to various changes in real estate conditions, and any negative trends in real estate conditions may adversely affect the Fund’s investments through decreased revenues or increased costs. These conditions include: changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns; fluctuations in interest rates; the inability of residents and tenants to pay rent; the existence and quality of the competition, including the attractiveness of properties based on considerations such as convenience of location, rental rates, amenities and safety record; increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs; oversupply of apartments, single-family housing or a reduction in demand for real estate; and changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing usage, zoning, the environment and taxes.

Risks Related to Property Acquisition and Development

The Fund expects to engage in the strategy of acquiring, holding and financing land for future development. The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.

The Fund may finance, own, and develop residential communities in concentrated geographic areas. Residential land development, construction, and lot sales can be highly cyclical and can be affected by the availability of mortgage financing, interest rates and local issues, including the availability of jobs, transportation and the quality of public schools. Once a development is undertaken, no assurances can be given that the Fund will be able to sell the various developed lots or rent the properties in a timely manner. Failure to sell such lots or rent the properties in a timely manner could result in significantly increased carrying costs and erosion or elimination of profit with respect to any development. In a recession or period of prolonged economic downturn, sales of lots and new rents can decline significantly. The Fund is exposed to these increased carrying costs and reduction of profit throughout this recessionary period until conditions improve.

In addition, actual construction and development costs with respect to development can exceed estimates for various reasons, including unknown site conditions. The timing of subdivision lot sales and unimproved or improved property sales are, by their nature, difficult to predict with any precision. Additionally, some of the Fund’s residential properties are multi-year projects, and market conditions may change between the time the Fund decides to develop a property and the time that all or some of the lots or tracts may be ready for sale. Similarly, the Fund may hold undeveloped land for long periods of time prior to development or sale. Any changes in market conditions between the time the Fund acquires land and the time it develops, rents, and/ or sells the land could cause the Fund’s estimates of proceeds and related profits from such sales or rents tobe lower or result in an impairment charge. Periods of economic downturn can cause estimated sales prices to decline, increasing the likelihood that the Fund will be required to record one or more impairment charges. Estimates of sales, rents, and profits may differ substantially from actual sales, rents, and profits and as a result, the Fund’s results of operations may differ substantially from these estimates.

Risks Related to Specific Private CRE Property Types

The Fund has adopted an investment policy in which it will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of private real estate and publicly traded real estate-related investments, which will include Private CRE equity investments. Although the Fund is a “non-diversified” investment company within the meaning of the 1940 Act, the Fund seeks to invest across a variety of real estate asset classes, property types, and positions in the capital structure. However, the Fund’s portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Fund will subject to the risks associated with ownership of commercial estate generally.

In addition to these general risks associated with Private CRE equity investments, the Fund will also be subject to special risks associated with particular sectors or types of commercial real estate, including, but not limited to, the following:

Rental Properties. Rental properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, competition from numerous other retail channels, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, regulatory compliance costs, obsolescence and non-competitiveness.

Multifamily Properties. The value and successful operation of a multifamily residential property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, short-term leases of multifamily units and the risk of declining market rent, significant vacancies which affect the resale value of multifamily properties, competition from other apartment communities for tenants, affordability of single-family homes as an alternative to multifamily housing, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Professionally Managed Single Family Properties. The value and successful operation of a single family residential property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, the risk of declining market rent, competition from other institutional investors, affordability of multifamily housing, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Hospitality Properties. The risks of hospitality or hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hospitality properties tend to be more sensitive to seasonal risks, adverse economic conditions, and competition than many other commercial properties.

Industrial Properties. Industrial properties are affected by downturns in the manufacturing, processing and shipping of goods, and the decline in manufacturing activity in the United States.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses (especially licensing and certification requirements for participation in government programs including obtaining certificates of need), adequacy of care, pharmaceutical distribution, reduction in reimbursement rates from third party payors such as Medicare or Medicaid, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays, regulatory delays concerning zoning or various licensing requirements, as well as adverse changes in local and national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels

Student Housing Properties. Student housing properties are affected by fluctuations in underlying demand, which is tied to student enrollments, as well as short-term and seasonal leasing demands. Other factors affecting student housing include the supply of university-owned housing and the availability and accessibility of transportation. In addition, tuition costs and the ability for students to borrow in order to fund their studies will impact available income for student housing costs.

Data Center Properties. Many PropTech and FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers.

New Construction Homebuilding. Homebuilding projects are affected by several significant factors, including rising costs and decreased availability of suitable land; costs of construction labor and materials; overbuilding and price competition; consumer demand and confidence; labor availability; availability of construction financing and residential mortgages; and related interest rates

Risks of Investing Through Real Estate Investment Vehicles

By investing in a Real Estate Investment Vehicle, the Fund is indirectly exposed to risks associated with the Real Estate Investment Vehicle’s investments in Private CRE investments. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

●	The Fund may not have sole decision-making authority with respect to a Real Estate Investment Vehicle (except any wholly owned Real Estate Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Real Estate Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

●	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals,

including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Real Estate Investment Vehicle;

●	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle that controls the management of the affairs of a Real Estate Investment Vehicle could become insolvent or bankrupt;

●	Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of a Real Estate Investment Vehicle may have a materially adverse effect on the Fund’s investments;

●	Under certain arrangements, no party may have the power to control the Real Estate Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Real Estate Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;

●	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest and risk to the Fund’s ability to qualify as a REIT for tax purposes;

●	The Fund may rely upon a co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle to manage the day-to-day operations of the Real Estate Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

●	A co-investor, joint venture partner or other investor managing a Real Estate Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

●	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives, including the Fund’s policy with respect to maintaining its qualification as a REIT for tax purposes;

●	The terms of a Real Estate Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity; and

●	Because a Real Estate Investment Vehicle is not registered under the 1940 Act, the Fund, as an investor in the Real Estate Investment Vehicle, will not have all of the protections and substantive regulation of the 1940 Act offered to investors in registered investment companies. However, to the extent they are applicable to the investment activities of any Real Estate Investment Vehicle, such Real Estate Investment will be managed pursuant to the 1940 Act compliance policies and procedures of the Fund. Changes in the laws of the United States, under which the Fund and a Real Estate Investment Vehicle are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Real Estate Investment Vehicle to operate as described in this Prospectus and the SAI and could negatively affect the Fund and it shareholders.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Real Estate Investment Vehicle.

Risks of Investing in Private Real Estate Funds

The Fund may not have sole decision-making authority over the private real estate funds and may be unable to take actions to protect its interests in these investments.

Once the Adviser has selected private real estate funds in which it intends for the Fund to invest, the Adviser may have limited or no control over the investment decisions made by any such private real estate funds, although the Adviser may evaluate regularly each private real estate funds and its institutional asset manager to determine whether their respective investment programs are consistent with the Fund’s investment objective. Even though the private real estate funds are subject to certain constraints, the asset managers may change aspects of their investment strategies at any time. The Adviser’s ability to withdraw an investment or allocate away from the private real estate funds, may be constrained by limitations imposed by the private real estate funds, which may prevent the Fund from actively managing its portfolio away from underperforming private real estate funds or in uncertain markets. By investing in the Fund, a Shareholder will not be deemed to be an investor in any private real estate funds and will not have the ability to exercise any rights attributable to an investor in any such private real estate funds related to their investment. Such private real estate funds may impose another level of fees, both management and incentive fees, which would result in higher costs for the Fund and, therefore, for the Fund’s Shareholders.

The Fund may be subject to additional risks if it fails to meet a capital call from the private real estate funds.

Under the terms of the limited partnership agreements or limited liability company operating agreements, as applicable, of many of the private real estate funds in which the Fund intends to invest, the Fund will make commitments to make capital contributions in specified maximum amounts to such private real estate funds (each, a “Capital Contribution”) based on notices provided by the private real estate funds (each, a “Capital Call”). These Capital Contributions will be made from time to time generally on an as needed basis rather than upfront. The Capital Contributions would be used by the applicable private real estate funds to pay specified expenses of the private real estate funds and to make investments in a manner consistent with the investment strategy or guidelines established by the applicable private real estate funds. As a result, the Fund as an investor in a private real estate fund may be required to make a Capital Contribution to such private real estate fund without the benefit of an extensive notice period after a Capital Call and without regard to the Fund’s current financial condition and availability of cash to make such Capital Contribution.

The limited partnership agreement or limited liability company operating agreement, as applicable, of the applicable private real estate funds may contain detailed provisions regarding the failure of an investor in such private real estate funds to honor its Capital Contribution obligation. The consequences that may be imposed upon a defaulting investor in such private real estate funds include interest on overdue amounts, a loss of voting rights in the private real estate funds as long as the default is continuing, and (in many cases) a forced sale or forfeiture of the defaulting investor’s interest in the private real estate funds in favor of the other investors in such private real estate funds.

Because the Fund may have comparatively little notice of when or the amount in which a Capital Call will be made by a private real estate funds, and such Capital Call will be required regardless of the financial condition or availability of cash of the Fund, the Fund is subject to the risk that it may default on its obligation to make a Capital Contribution. Should the Fund default on its obligations to make a Capital Contribution, it may be required to pay interest on the overdue amounts, lose its voting rights in the private real estate funds, or be subject to a forced sale or forfeiture of all or a portion of its interest in the private real estate funds. In such instance, the Fund may experience an adverse effect on its investment in such private real estate funds, which could result in a negative impact to the Fund’s Shareholders.

The private real estate funds will not be registered as investment companies under the 1940 Act and as a result, the Fund will not have the benefit of the 1940 Act’s protective provisions.

The private real estate funds will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be able to avail itself of the protections of the 1940 Act with respect to the private real estate funds, including certain corporate governance protections, such as the requirement to have 40% of the board be Independent Directors, statutory protections against self-dealings and joint transactions by the institutional asset managers and their affiliates, and leverage limitations. Furthermore, some of the institutional asset managers for the private real estate funds may not be registered under the Advisers Act, meaning that the Fund will not be able to rely on the statutory protections of that Advisers Act either.

Certain private real estate fund investments may be short-lived assets and the Fund may not be able to reinvest capital in comparable investments.

Because certain private real estate fund investments are short-lived, the Fund may be unable to reinvest the distributions received from the private real estate funds in investments with similar returns, which could adversely impact the Fund’s performance.

The private real estate funds and REITs may pursue investment strategies that compete with each other or do not align with those of the Fund.

The Fund’s investments in any particular private real estate funds could increase the level of competition for the same trades that other private real estate funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to invest in or liquidate a position in a particular security at a price consistent with the Fund’s strategy.

The valuations of the Fund’s investments in the private real estate funds provided by the institutional asset managers of such private real estate funds may not be accurate or reliable.

The valuation of the Fund’s investments in private real estate funds will be determined by the institutional asset managers of those private real estate funds, which valuation may not be accurate or reliable. While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interests in private real estate funds are not publicly traded and the Fund will depend on appraisers, service providers, and the institutional asset manager to a private real estate fund to provide a valuation, or assistance with a valuation, of those investments. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a private real estate funds, as provided by an institutional asset manager for its assets as of a specific date, may vary from the actual sales price of its assets or any secondary market value price for the underlying fund’s interest, if such investments were sold to a third party.

The Fund’s investments in private real estate funds and certain Publicly Traded Real Estate Securities may be subject to the credit risks of the borrowers of debt investments held by such private real estate funds or certain Publicly Traded Real Estate Securities issuers.

The Fund’s investments in private real estate funds and certain Publicly Traded Real Estate Securities may be subject to the credit risks of any borrowers of the debt investments held by certain of the private real estate funds or Publicly Traded Real Estate Securities. There is a risk that borrowers to certain private real estate funds or Publicly Traded Real Estate Securities in which the Fund invests will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of an investment and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the investment. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of an investor’s investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Risks Related to the Fund’s Private CRE Debt Investments

The Private CRE debt investments the Fund originates and invests in could be subject to delinquency, foreclosure and loss, which could result in losses to the Fund.

Private CRE debt investments are secured by commercial use properties or certain multifamily or single family residential properties that are commercially owned, financed, and managed, and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances. In addition, to the extent the Fund originates or acquire adjustable rate mortgage loans, such loans may contribute to higher delinquency rates because borrowers with adjustable rate mortgage loans may be exposed to increased monthly payments if the related mortgage interest rate adjusts upward from the initial fixed rate.

In the event of any default under a mortgage loan held by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations. The Fund expects that many of the Private CRE debt investments that the Fund originates will be fully or substantially non-recourse. In the event of a default by a borrower on a non-recourse loan, the Fund will only have recourse to the underlying asset (including any escrowed funds and reserves) collateralizing the loan. If a borrower defaults on one of Fund’s Private CRE debt investments and the underlying asset collateralizing the Private CRE debt investments is insufficient to satisfy the outstanding balance of the Private CRE debt investments, the Fund may suffer a loss of principal or interest. In addition, even if the Fund has recourse to a borrower’s assets, the Fund may not have full recourse to such assets in the event of a borrower bankruptcy.

Foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the mortgaged property at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. The resulting time delay could reduce the value of the Fund’s investment in the defaulted mortgage loans, impede the Fund’s ability to foreclose on or sell the mortgaged property or to obtain proceeds sufficient to repay all amounts due to the Fund on the mortgage loan.

Competition with third parties in acquiring and originating investments may reduce the Fund’s profitability and the return on a Shareholder’s investment.

The Fund has significant competition with respect to its acquisition and origination of assets with many other companies, including other REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other investors, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments. In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Fund pay higher prices for investments or originate loans on more generous terms than the Fund’s competitors, the Fund’s returns will be lower and the value of the Fund’s assets may not increase or may decrease significantly below the amount the Fund paid for such assets. If such events occur, Shareholders may experience a lower return on their investments.

The Fund’s investments in subordinated Private CRE debt investments may be subject to losses.

The may acquire or originate subordinated Private CRE debt investments. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy the loan, the Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on the loan or on debt senior to the loan, or in the event of a borrower bankruptcy, the loan will be satisfied only after the senior debt is paid in full. Where debt senior to the loan exists, the presence of intercreditor arrangements may limit the Fund’s ability to amend its loan documents, assign the loans, accept prepayments, exercise the Fund’s remedies (through “standstill periods”), and control decisions made in bankruptcy proceedings relating to borrowers.

The mezzanine loans in which the Fund may invest involves greater risks of loss than senior loans secured by the same properties.

The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than long-term senior mortgage lending secured by income-producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the mezzanine loan. If a borrower defaults on Fund’s mezzanine loan or debt senior to the loan, or in the event of a borrower bankruptcy, the mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of its investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

Investments in non-conforming or non-investment grade rated loans involve greater risk of loss.

Some of the Fund’s investments may not conform to conventional loan standards applied by traditional lenders and either will not be rated or may be rated as non-investment grade by the rating agencies. The non-investment grade ratings for these assets typically result from the overall leverage of the loans, the lack of a strong operating history for the properties underlying the loans, the borrowers’ credit history, the properties’ underlying cash flow or other factors. As a result, these investments may have a higher risk of default and loss than investment grade rated assets. Any loss the Fund incurs may be significant and may reduce distributions to Fund’s Shareholders and adversely affect the value of the Fund’s Shares.

Adjustable rate mortgage loans may entail greater risks of default to lenders than fixed rate mortgage loans.

Adjustable rate mortgage loans may contribute to higher delinquency rates. Borrowers with adjustable rate mortgage loans may be exposed to increased monthly payments if the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate, as applicable, in effect during the initial period of the mortgage loan to the rate computed in accordance with the applicable index and margin. This increase in borrowers’ monthly payments, together with any increase in prevailing market interest rates, after the initial fixed rate period, may result in significantly increased monthly payments for borrowers with adjustable rate mortgage loans, which may make it more difficult for the borrowers to repay the loan or could increase the risk of default of their obligations under the loan.

The Fund may invest in CDOs and such investments may involve significant risks.

The Fund may invest in CDOs. CDOs are multiple class debt securities, or bonds, secured by pools of assets, such as mortgage-backed securities, B-Notes, mezzanine loans, REIT debt and credit default swaps. Like typical securities structures, in a CDO, the assets are pledged to a trustee for the benefit of the holders of the bonds. Like CMBS, CDOs are affected by payments, defaults, delinquencies and losses on the underlying commercial real estate loans. CDOs often have reinvestment periods that typically last for five years during which proceeds from the sale of a collateral asset may be invested in substitute collateral. Upon termination of the reinvestment period, the static pool functions very similarly to a CMBS securitization where repayment of principal allows for redemption of bonds sequentially. To the extent the Fund invests in the equity securities of a CDO, the Fund will be entitled to all of the income generated by the CDO after the CDO pays all of the interest due on the senior debt securities and its expenses. However, there will be little or no income or principal available to the CDO equity if defaults or losses on the underlying collateral exceed a certain amount. In that event, the value of the Fund’s investment in any equity class of a CDO could decrease substantially. In addition, the equity securities of CDOs are generally illiquid and often must be held by a REIT and because they represent a leveraged investment in the CDO’s assets, the value of the equity securities will generally have greater fluctuations than the values of the underlying collateral.

Changes in interest rates and/or credit spreads could negatively affect the value of the Fund’s investments, which could result in reduced earnings or losses and negatively affect the cash available for distribution to Fund’s Shareholders.

The Fund may invest in fixed-rate debt investments with fixed distribution amounts. Under a normal yield curve, an investment in these instruments will decline in value if long-term interest rates increase or if credit spreads widen. The Fund may also invest in floating-rate debt investments, for which decreases in interest rates or narrowing of credit spreads will have a negative effect on value and interest income. Even though a loan or other debt investment may be performing in accordance with its loan agreement and the underlying collateral has not changed, the economic value of the loan may be negatively impacted by the incremental interest foregone from the changes in interest rates or credit spreads. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to Shareholders.

Prepayments can adversely affect the yields on the Fund’s investments.

Prepayments on debt instruments, where permitted under the debt documents, are influenced by changes in current interest rates and a variety of economic, geographic and other factors beyond the Fund’s control, and consequently, such prepayment rates cannot be predicted with certainty. If the Fund is unable to invest the proceeds of such prepayments received, the yield on the Fund’s portfolio will decline. In addition, the Fund may acquire assets at a discount or premium and if the asset does not repay when expected, the Fund’s anticipated yield may be impacted. Under certain interest rate and prepayment scenarios the Fund may fail to recoup fully Fund’s cost of acquisition of certain investments.

Investments that are not United States government insured involve risk of loss.

The Fund may originate and acquire uninsured loans and assets as part of its investment strategy. Such loans and assets may include mortgage loans, mezzanine loans and bridge loans. While holding such interests, the Fund is subject to risks of borrower defaults, bankruptcies, fraud, losses and special hazard losses that are not covered by standard hazard insurance. In the event of any default under loans, the Fund bears the risk of loss of principal and nonpayment of interest and fees to the extent of any deficiency between the value of the collateral and the principal amount of the loan. To the extent the Fund suffers such losses with respect to its investments in such loans, the value of the Fund’s Shares may be adversely affected.

With respect to mortgaged properties, options and other purchase rights may affect value or hinder recovery.

A borrower under certain mortgage loans may give its tenants or another person a right of first refusal or an option to purchase all or a portion of the related mortgaged property. These rights may impede the lender’s ability to sell the related mortgaged property at foreclosure or may adversely affect the value or marketability of the property.

A borrower’s form of entity may cause special risks or hinder the Fund’s recovery.

Since most of the borrowers for the Fund’s Private CRE debt investments are legal entities rather than individuals, the Fund’s risk of loss may be greater than those of mortgage loans made to individuals. Unlike individuals involved in bankruptcies, most of the entities generally do not have personal assets and creditworthiness at stake. The terms of the mortgage loans generally require that the borrowers covenant to be single-purpose entities, although in some instances the borrowers are not required to observe all covenants and conditions that typically are required in order for them to be viewed under standard rating agency criteria as “single-purpose entities.” Borrowers’ organizational documents or the terms of the mortgage loans may limit their activities to the ownership of only the related mortgaged property or properties and limit the borrowers’ ability to incur additional indebtedness. These provisions are designed to mitigate the possibility that the borrowers’ financial condition would be adversely impacted by factors unrelated to the mortgaged property and the mortgage loan in the pool.

The bankruptcy of a borrower, or a general partner or managing member of a borrower, may impair the ability of the lender to enforce its rights and remedies under the related mortgage. Borrowers that are not single-purpose entities structured to limit the possibility of becoming insolvent or bankrupt, may be more likely to become insolvent or the subject of a voluntary or involuntary bankruptcy proceeding because the borrowers may be (i) operating entities with a business distinct from the operation of the mortgaged property with the associated liabilities and risks of operating an ongoing business or (ii) individuals that have personal liabilities unrelated to the property.

Risks Related to Publicly Traded Real Estate Securities

The Fund’s investments in the securities of publicly traded REITs will be subject to the risks affecting these REITs directly.

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Investments (directly or indirectly) in REITs will subject the Fund to various risks. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments, as rising interest rates can negatively impact the value of real estate securities. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

The Fund’s investments in the unsecured debt of publicly traded REITs will be subject to the credit risk of those REITs.

The Fund may also acquire senior unsecured debt of publicly traded REITs that acquire and hold real estate. Publicly traded REITs may own large, diversified pools of CRE properties or they may focus on a specific type of property, such as regional malls, office properties, apartment properties and industrial warehouses. Publicly traded REITs typically employ leverage, which magnifies the potential for gains and the risk of loss.

The Fund will face certain risks specific to its investments in real estate operating companies (REOCs).

The Fund’s investments in REOCs expose the Fund to unique risks associated with REOCs, including REOC management fees and expenses, volatility in trading markets, and poor performance of the REOC’s holdings. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include: fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

The Fund may invest in CMBS, which are subject to several types of risks that may adversely impact the Fund’s performance.

Commercial mortgage-backed securities, or CMBS, are bonds that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

In a rising interest rate environment, the value of CMBS may be adversely affected when repayments on underlying mortgage loans do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated assets but more sensitive to adverse economic downturns or individual issuer developments. A projection of an economic downturn, for example, could cause a decline in the price of lower credit quality securities because the ability of obligors of mortgages underlying CMBS to make principal and interest payments or to refinance may be impaired. In this case, existing credit support in the securitization structure may be insufficient to protect the Fund against loss of Fund’s principal on these securities. The value of CMBS also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

CMBS are also subject to several risks created through the securitization process. Certain subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS will not be fully paid. Subordinate securities of CMBS are also subject to greater risk than those CMBS that are more highly rated.

Credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. For example, the ongoing COVID-19 pandemic has caused significant market pricing and liquidity dislocation, causing a broad-based market decline across securities including CMBS. Such market conditions could re-occur and would impact the valuations of the Fund’s investments in CMBS and impair the Fund’s ability to sell such investments if it were required to liquidate all or a portion of its CMBS investments quickly.

The Fund may not control the special servicing of the mortgage loans included in the CMBS in which the Fund may invest and, in such cases, the special servicer may take actions that could adversely affect the Fund’s interests.

With respect to each series of CMBS in which the Fund may invest, overall control over the special servicing of the related underlying mortgage loans may be held by a directing certificate-holder, which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may acquire classes of existing series of CMBS where the Fund will not have the right to appoint the directing certificate-holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate-holder, take actions that could adversely affect the Fund’s interests.

Certain of the Fund’s Publicly Traded Real Estate Securities investments may be adversely affected by changes in credit spreads.

Certain Publicly Traded Real Estate Securities investments the Fund may invest in are subject to changes in credit spreads. When credit spreads widen, the economic value of the Fund’s investments decrease even if such investment is performing in accordance with its terms and the underlying collateral has not changed.

Commercial real estate equity investments will be subject to risks inherent in ownership of real estate.

Real estate cash flows and values are affected by a number of factors, including competition from other available properties and Fund’s ability to provide adequate property maintenance and insurance and to control operating costs. Real estate cash flows and values are also affected by such factors as government regulations (including zoning, usage and tax laws), interest rate levels, the availability of financing, property tax rates, utility expenses, potential liability under environmental and other laws and changes in environmental and other laws. Commercial real estate equity investments that the Fund make will be subject to such risks.

The Fund will face certain risks specific to its investments in ETFs.

The Fund may invest directly in public securities, including ETFs. Much like an index mutual fund, an ETF represents a portfolio of securities, which is often designed to track a particular market segment or index. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their NAV. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money.

The Fund will incur brokerage costs if it buys or sells shares of an ETF and will also bear its proportionate share of the ETF’s fees and expenses, which are passed through to its shareholders. There can be no assurance that an active trading market for an ETF will develop or be maintained. In addition, there can be no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

Non-Listed Closed-End Interval Fund; Liquidity Risk

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share. It is also likely that Shares would not be accepted as the primary collateral for a loan.

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Non-Diversification Risk

As a “non-diversified” investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.

Certain Private CRE, investments in commercial real estate and other real estate-related assets in which the Fund invests may be in or secured by a single property or properties in one geographic location. These investments may carry the risks associated with significant geographical concentration. The Fund has not established and do not plan to establish any investment criteria to limit Fund’s exposure to these risks for future investments. As a result, properties underlying the Fund’s investments may be overly concentrated in certain geographic areas, and the Fund may experience losses as a result. A worsening of economic conditions in the geographic area in which the Fund’s investments may be concentrated could have an adverse effect on Fund’s business, including reducing the demand for new financings, limiting the ability of customers to pay financed amounts and impairing the value of the Fund’s collateral.

Investment and Market Risk

Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have an adverse effect on the Fund’s business, financial condition and results of operations. Unfavorable economic conditions also could reduce investments on the Fundrise Platform by investors and engagement by real estate operators. Periods of economic slowdown or recession, inflation, supply chain disruptions, sanctions, significantly rising interest rates, declining employment levels, decreasing demand for real estate, or the public perception that any of these events may occur, have resulted in and could continue to result in a general decline in acquisition, disposition and leasing activity, as well as a general decline in the value of real estate and in rents. These events could adversely affect the Fund’s demand among investors, which will impact the Fund’s results of operations.

During an economic downturn, it may also take longer for the Fund to dispose of real estate investments, or the disposition prices may be lower than originally anticipated. As a result, the carrying value of such real estate investments may become impaired and the Fund could record losses as a result of such impairment or could experience reduced profitability related to declines in real estate values. These events could adversely affect the Fund’s performance and, in turn, the Fund’s business, and negatively impact the Fund’s results of operations.

Negative general economic conditions could continue to reduce the overall amount of sale and leasing activity in the commercial real estate industry, and hence the demand for Fund’s securities, which may in turn adversely affect the Fund’s revenues. The Fund is unable to predict the likely duration and severity of the current disruption in financial markets and adverse economic conditions in the United States and other countries.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

The current worldwide financial market situation and various social and political tensions in the United States and around the world may continue to contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. Economic uncertainty can have a negative impact on the Fund’s business through changing spreads, structures and purchase multiples, as well as the overall supply of investment capital. Finally, public health crises, pandemics and epidemics, such as, for example, those caused by new strains of viruses such as H5N1 (avian flu), severe acute respiratory syndrome (SARS) and, most recently, the novel coronavirus (COVID-19), may increase as international travel continues to rise and could adversely impact the Fund’s business by interrupting business, supply chains and transactional activities, disrupting travel, and negatively impacting local, national or global economies. The Fund does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States economy and securities markets or on the Fund’s investments. As a result of these factors, there can be no assurance that the Fund will be able to successfully monitor developments and manage the Fund’s investments in a manner consistent with achieving the Fund’s investment objective.

The COVID-19 pandemic caused severe economic, market and other disruptions worldwide. The Fund cannot assure you that conditions in the bank lending, capital and other financial markets will not continue to be affected as a result of the pandemic, or that the Fund’s access to capital and other sources of funding will not become constrained, which could adversely affect the availability and terms of future borrowings, renewals or refinancings. In addition, public health crises, pandemics and epidemics may affect global economic conditions and ultimately decrease occupancy levels and pricing across the Fund’s portfolio and may cause one or more of the Fund’s tenants to be unable to meet their rent obligations to the Fund in full, or at all, or to otherwise seek modifications of such obligations. In addition, governmental authorities may enact laws that will prevent the Fund from taking action against tenants who do not pay rent. The extent of a global health crises’s effect on the Fund’s operational and financial performance will depend on many developments, including the duration, spread and intensity of the outbreak, all of which are uncertain and difficult to predict.

 Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen due to the closures relating to the COVID-19 pandemic, and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending and economic growth. Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to median-term in the U.S. with the possibility that monetary policy may tighten in response. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increase, the real value of the Fund and its distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time. The Adviser believes that the Federal Reserve’s continued restrictive monetary policy, often summarized as “higher for longer” may result in a “hard landing,” consistent with a recession.

In addition, public health concerns (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, acts of God, political or social unrest, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, fire, wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on local, U.S. and world economies and markets generally. The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at the Fund’s properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments and cause the Fund to lose value.

Limited Operating History Risk

The Fund has limited operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decision.

Because of the Fund's limited operating history, Shareholders will have to rely, at least in part, on the ability of the Adviser to select suitable and successful investment opportunities.

Delay in the Use of Proceeds Risk

The Fund relies upon the Adviser’s real estate and debt finance professionals to identify suitable investments. Rise Companies and other Fundrise entities also rely on these professionals for investment opportunities. To the extent that Adviser’s real estate and debt finance professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Fundrise sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing loans and other assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments and the ability of the Adviser to source loan origination opportunities for the Fund. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. In some cases, the Fund may also depend upon the performance of third-party loan servicers to service the Fund’s loan investments. Except for the Fund’s 80% investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser and the loan servicers the Adviser may select. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for the Fund to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Distributions Risk

The Fund is required to make distributions sufficient to satisfy the requirements for qualification as a REIT for U.S. federal income tax purposes. There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Illiquid Investment Risk

Many of the Fund’s investments will be illiquid, including the Fund’s Private CRE investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Adviser has been designated by the Board as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, including the Fund’s Private CRE investments, subject to the Board’s oversight. As the valuation designee, the Adviser has adopted and implemented procedures to be followed when making fair value determinations. Within the parameters of the Adviser’s valuation procedures, the valuation methodologies used to value the Fund’s Private CRE investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Fund’s Private CRE investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser’s and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s Private CRE investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in a Private CRE investment or a new appraisal of a Private CRE investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Private CRE investments within every valuation, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Private CRE investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third party valuation agents’ or pricing services’ appraisals in determining the fair value of the Private CRE investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Management Risk

Rise Companies is a development stage company and, as such, Rise Companies faces increased risks, uncertainties, expenses and difficulties.

In order for the Fund to be successful, the volume of investments and financings originated through the Fundrise Platform will need to increase, which will require Rise Companies to increase its facilities, personnel and infrastructure to accommodate the greater obligations and demands on the Fundrise Platform. The Fundrise Platform is dependent upon the website to maintain current listings and transactions in real estate-related assets. Rise Companies also expects to constantly update its software and website, expand its customer support services and retain an appropriate number of employees to maintain the operations of the Fundrise Platform. If the Fund’s business grows substantially, Rise Companies may need to make significant new investments in personnel and infrastructure to support that growth. If Rise Companies is unable to increase the capacity of the Fundrise Platform and maintain the necessary infrastructure, or if Rise Companies is unable to make significant investments on a timely basis or at reasonable costs, Shareholders may experience delays in receipt of distributions on the Fund’s Shares, periodic downtime of the Fundrise Platform or other disruptions to Fund’s business and operations.

In addition, to continue the development of the Fundrise Platform, Rise Companies will require substantial additional funds. To meet such financing requirements in the future, Rise Companies may raise funds through equity offerings, debt financings or strategic alliances. Raising additional funds may involve agreements or covenants that restrict Rise Companies’ business activities and options. Additional funding may not be available to it on favorable terms, or at all. If Rise Companies is unable to obtain additional funds for the operation of the Fundrise Platform, it may be forced to reduce or terminate its operations, which may adversely affect the Fund’s business and results of operations.

If the security of Shareholders’ confidential information stored in Rise Companies’ systems is breached or otherwise subjected to unauthorized access, Shareholders’ secure information may be stolen.

The Fundrise Platform may store investors’ bank information and other personally-identifiable sensitive data. The Fundrise Platform is hosted in data centers that are compliant with payment card industry security standards and the website uses daily security monitoring services provided by Symantec Corporation. However, any accidental or willful security breach or other unauthorized access could cause Shareholders’ secure information to be stolen and used for criminal purposes, and Shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, the Fundrise Platform and its third-party hosting facilities may be unable to anticipate these techniques or to implement adequate preventative measures. security breach, whether actual or perceived, would harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a Shareholder’s investment in the Fund.

Any significant disruption in service on the Fundrise Platform or in its computer systems could reduce the attractiveness of the Fundrise Platform and result in a loss of users.

If a catastrophic event resulted in a platform outage and physical data loss, the Fundrise Platform’s ability to perform its functions would be adversely affected. The satisfactory performance, reliability, and availability of Rise Companies’ technology and its underlying hosting services infrastructure are critical to Rise Companies’ operations, level of customer service, reputation and ability to attract new users and retain existing users. Rise Companies’ hosting services infrastructure is provided by a third party hosting provider (the “Hosting Provider”). Rise Companies also maintains a backup system at a separate location that is owned and operated by a third party. The Hosting Provider does not guarantee that users’ access to the Fundrise Platform will be uninterrupted, error-free or secure. Rise Companies’ operations depend on the Hosting Provider’s ability to protect its and Rise Companies’ systems in its facilities against damage or interruption from natural disasters, power or telecommunications failures, air quality, temperature, humidity and other environmental concerns, computer viruses or other attempts to harm the Fund’s systems, criminal acts and similar events. If Rise

Companies’ arrangement with the Hosting Provider is terminated, or there is a lapse of service or damage to its facilities, Rise Companies could experience interruptions in its service as well as delays and additional expense in arranging new facilities. Any interruptions or delays in Rise Companies’ service, whether as a result of an error by the Hosting Provider or other third-party error, Rise Companies’ own error, natural disasters or security breaches, whether accidental or willful, could harm the Fund’s ability to perform any services for corresponding project investments or maintain accurate accounts, and could harm Rise Companies’ relationships with users of the Fundrise Platform and Rise Companies’ reputation. Additionally, in the event of damage or interruption, Rise Companies’ insurance policies may not adequately compensate Rise Companies for any losses that the Fund may incur. Rise Companies’ disaster recovery plan has not been tested under actual disaster conditions, and it may not have sufficient capacity to recover all data and services in the event of an outage at a facility operated by the Hosting Provider. These factors could prevent the Fund from processing or posting payments on the corresponding investments, damage Rise Companies’ brand and reputation, divert Rise Companies’ employees’ attention, and cause users to abandon the Fundrise Platform.

The Fund’s ability to implement its investment strategy is dependent, in part, upon its ability to successfully conduct the offering through the Fundrise Platform, which makes an investment in the Fund more speculative.

The Fund will conduct the offering primarily through the Fundrise Platform, which is owned by Fundrise, LLC. The success of this offering, and the Fund’s ability to implement its investment strategy, is dependent upon the Fund’s ability to sell its Shares to investors through the Fundrise Platform. If the Fund is not successful in selling its Shares through the Fundrise Platform, the Fund’s ability to raise proceeds through this offering will be limited and the Fund may not have adequate capital to implement its investment strategy. If the Fund is unsuccessful in implementing its investment strategy, a Shareholder could lose all or a part of his or her investment.

The Fund relies on third-party banks and on third-party computer hardware and software. If the Fund is unable to continue utilizing these services, the Fund’s business and ability to service the corresponding project loans may be adversely affected.

The Fund and the Fundrise Platform rely on third-party and FDIC-insured depository institutions to process the Fund’s transactions, including payments of corresponding loans, processing of subscriptions under this offering and distributions to Shareholders. Under the Automated Clearing House (ACH) rules, if the Fund experiences a high rate of reversed transactions (known as “chargebacks”), the Fund may be subject to sanctions and potentially disqualified from using the system to process payments. The Fundrise Platform also relies on computer hardware purchased and software licensed from third parties. This purchased or licensed hardware and software may be physically located off-site, as is often the case with “cloud services.” This purchased or licensed hardware and software may not continue to be available on commercially reasonable terms, or at all. If the Fundrise Platform cannot continue to obtain such services elsewhere, or if it cannot transition to another processor quickly, the Fund’s ability to process payments will suffer and Shareholders’ ability to receive distributions will be delayed or impaired.

If the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

The Fund’s future depends, in part, on the Adviser’s ability to attract and retain key personnel. The Fund’s future also depends on the continued contributions of the executive officers and other key personnel of the Adviser, each of whom would be difficult to replace. In particular, the Founder/Chief Executive Officer of Rise Companies, who is the Chief Executive Officer of the Adviser, is critical to the management of the Fund’s business and operations and the development of the Fund’s strategic direction. The loss of the services of the Chief Executive Officer or other executive officers or key personnel of the Adviser and the process to replace any of the Adviser’s key personnel would involve significant time and expense and may significantly delay or prevent the achievement of the Fund’s business objectives.

If the Fund’s techniques for managing risk are ineffective, the Fund may be exposed to unanticipated losses.

In order to manage the significant risks inherent in the Fund’s business, the Fund must maintain effective policies, procedures and systems that enable the Fund to identify, monitor and control the Fund’s exposure to market, operational, legal and reputational risks. The Fund’s risk management methods may prove to be ineffective due to their design or implementation or as a result of the lack of adequate, accurate or timely information. If the Fund’s risk management efforts are ineffective, the Fund could suffer losses or face litigation, particularly from the Fund’s clients, and sanctions or fines from regulators. The Fund’s techniques for managing risks may not fully mitigate the risk exposure in all economic or market environments, or against all types of risk, including risks that the Fund might fail to identify or anticipate. Any failures in the Fund’s risk management techniques and strategies to accurately quantify such risk exposure could limit the Fund’s ability to manage risks or to seek positive, risk-adjusted returns. In addition, any risk management failures could cause fund losses to be significantly greater than historical measures predict. The Fund’s more qualitative approach to managing those risks could prove insufficient, exposing the Fund to unanticipated losses in the Fund’s NAV and therefore a reduction in the Fund’s revenues.

The Fund may not be successful in allocating among its targeted asset classes, and there is no assurance that the Fund’s asset allocation will achieve the Fund’s investment objective or deliver positive returns.

The Fund may not allocate effectively among its targeted asset classes, and its allocations may be unsuccessful in achieving its investment objective. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively among the Fund’s target investments. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Competition Risk

The real estate lending market is competitive and rapidly changing. The Fund expects competition to persist and intensify in the future, which could harm the Fund’s ability to increase volume on the Fundrise Platform.

The Fund’s principal competitors include major banking institutions, private equity funds, real estate investment trusts, as well as online lending platforms that compete with the Fundrise Platform. Competition could result in reduced volumes, reduced fees or the failure of the Fundrise Platform to achieve or maintain more widespread market acceptance, any of which could harm the Fund’s business. In addition, in the future the Fund and the Fundrise Platform may experience new competition from more established internet companies possessing large, existing customer bases, substantial financial resources and established distribution channels. In particular, the Fund’s investment objective and strategies are similar to other REITs and for-sale housing funds sponsored by Rise Companies that are managed and advised by the Adviser. If any of these companies or any major financial institution decided to enter the online lending business, acquire one of the Fund’s existing competitors or form a strategic alliance with one of the Fund’s competitors, the Fund’s ability to compete effectively could be significantly compromised and the Fund’s operating results could be harmed.

Most of the Fund’s current or potential competitors have significantly more financial, technical, marketing and other resources than the Fund does and may be able to devote greater resources to the development, promotion, sale and support of their platforms and distribution channels. Larger real estate programs may enjoy significant competitive advantages that result from, among other things, a lower cost of capital and enhanced operating efficiencies. In addition, the number of entities and the amount of funds competing for suitable properties may increase. Any such increase would result in increased demand for these assets and therefore increased prices paid for them. If the Fund pays higher prices for properties and other investments, the Fund’s profitability will be reduced and Shareholders may experience a lower return on their investment. The Fund’s potential competitors may also have longer operating histories, more extensive customer bases, greater brand recognition and broader customer relationships than the Fun has. These competitors may be better able to develop new products, to respond quickly to new technologies and to undertake more extensive marketing campaigns. The online real estate investing industry is driven by constant innovation. If the Fund or the Fundrise Platform are unable to compete with such companies and meet the need for innovation, the demand for the Fundrise Platform could stagnate or substantially decline.

Furthermore, the Fund’s success in part depends on its ability to acquire or finance land suitable for residential homebuilding, single-family homes for rent, industrial properties, and multifamily residential properties at reasonable prices. There is strong competition among homebuilders and developers for land that is suitable for development, and materials to build single-family homes. The future availability of suitable undeveloped land, finished and partially finished developed lots, and single-family homes depends on number of factors outside the Fund’s control, including land availability in general competition with other developers, homebuilders, land buyers for desirable property inflation in land prices zoning allowable housing density, and other regulatory requirements. As competition increases and as available land is developed, the cost of acquiring or financing suitable remaining land and properties could rise, and the availability of properties at acceptable prices may decline. Any land shortages or any decrease in the supply of properties at reasonable prices could limit the Fund’s ability to finance, develop, or purchase new communities, or could result in increased land costs.

Interest Rate Risk

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect certain of the Fund’s Private CRE debt investments and Publicly Traded Real Estate Securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices, acquire or originate certain of the Private CRE debt investments at attractive prices, and enter into hedging transactions.

Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond the Fund’s control. If market interest rates continue to increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations. Interest rate changes may also impact the Fund’s NAV as certain Publicly Traded Real Estate Securities, Private CRE debt investments, and hedge derivatives, if any, are marked to market. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the Publicly Traded Real Estate Securities and Private CRE debt investments and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa.

This would have similar effects on the Fund’s Publicly Traded Real Estate Securities and Private CRE debt investments and the Fund’s financial position and operations as a change in interest rates generally.

Below Investment Grade (High Yield or Junk) Securities Risk

The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short-term and the long-term.

Risks Related to the Fund’s Financing Strategy

The Fund may be unable to obtain financing required to acquire or originate investments as contemplated in its investment strategy, which could compel it to restructure or abandon a particular acquisition or origination and harm its ability to make distributions.

The Fund expects to fund a portion of its investments with financing. The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. Access to the capital markets and other sources of liquidity was severely disrupted during the credit crisis and, despite recent improvements, the markets could suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

In a period of rising interest rates, the Fund’s interest expense could increase while the interest it earns on its fixed-rate assets or floating rate assets would not change, which would adversely affect the Fund’s profitability.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability.

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by 139 CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), another rate determined using SOFR values, London Interbank Offer Rate (“LIBOR”), EURIBOR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (FCA) which regulates LIBOR, announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Almost all settings of LIBOR have ceased to be published and, in connection with those rates, the Fund has transitioned to successor or alternative reference rates as necessary. However, the publication of certain other LIBORs (e.g., 3 month Sterling LIBOR and the 1 month, 3 month, 6 month USD LIBOR settings) will continue to be published on a temporary, synthetic and non-representative basis. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBOR will cease to be published. The termination of LIBOR and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. To identify a successor rate for USD LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve and the Federal Reserve Bank of New York, was formed. The ARRC has identified the SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. On July 29, 2021, the ARRC also formally recommended the use of forward-looking Term SOFR rates published by CME Group Benchmark Administration Limited (CBA). A substantial portion of future floating rate investments by the Fund may be linked to SOFR, Term SOFR or another rate determined using SOFR. At this time, it is not possible to predict the effect of the transition to any of these reference rates. This transition and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. Until then, the Fund may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

The Fund may use short-term borrowings to finance its investments and it may need to use such borrowings for extended periods of time to the extent it is unable to access long-term financing. This may expose the Fund to increased risks associated with decreases in the fair value of the underlying collateral, which could have an adverse impact on the Fund’s results of operations.

While the Fund expects to seek non-recourse, long-term financing through securitization financing transactions or other structures, such financing may be unavailable to it on favorable terms or at all. Consequently, the Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through repurchase arrangements, credit facilities and other types of borrowings may put the Fund’s assets and financial condition at risk. Any such short-term financing may also be recourse to the Fund, which will increase the risk of its investments. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

The Fund may use leverage in connection with its investments, which may increase the risk of loss associated with its investments.

The Fund may use leverage to provide additional funds to support its investment activities. This leverage may take the form of entity or property level debt. Property level debt will be incurred by special purpose vehicles held by the Fund (including as part of a joint venture with a third party) and secured by real estate owned by such special purpose vehicles. Such special purpose vehicles would own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If a special purpose vehicle were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund or its subsidiaries. When such property level debt is not recourse to the Fund, the Fund will not treat such non-recourse borrowings as senior securities (as defined in the 1940 Act) for purposes of complying with the 1940 Act’s limitations on leverage, unless the special purpose vehicle (or other Real Estate Investment Vehicle) holding such debt is a wholly-owned subsidiary of the Fund or the financial statements of the special purpose vehicle (or other Real Estate Investment Vehicle) holding such debt will be consolidated in the Fund’s financial statements in accordance with Regulation S-X and other accounting rules. Defaults on the property level debt may result in the Fund losing its investment in the applicable property. Defaults on entity level debt may result in limits or restrictions on the Fund’s operations, including the Fund’s ability to pay distributions.

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Shares.

Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Shares, if any, are borne entirely by holders of Shares. Shares income may fall if the interest rate on Borrowings or the dividend rate on Preferred Stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Shares varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Any decline in the NAV of the Fund will be borne entirely by holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Shares than if the Fund were not leveraged.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.

In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33 ⅓% limitation if effected in compliance with applicable SEC rules and guidance.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act, which provides for the regulation of registered investment companies’ use of derivatives and certain related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, among other requirements. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users (as defined in Rule 18f-4) and would not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund. The Fund is designated as a limited derivatives user (as defined in Rule 18f-4).

There can be no assurance that the Fund’s leveraging strategy will be successful.

Hedging against interest rate exposure may adversely affect the Fund’s earnings, limit the Fund’s gains or result in losses, which could adversely affect cash available for distribution to Shareholders.

The Fund may enter into interest rate swap agreements or pursue other interest rate hedging strategies. The Fund’s hedging activity, if any, will vary in scope based on the level of interest rates, the type of portfolio investments held, and other changing market conditions. Interest rate hedging may fail to protect or could adversely affect the Fund because, among other things: (i) interest rate hedging can be expensive, particularly during periods of rising and volatile interest rates; (ii) available interest rate hedging may not correspond directly with the interest rate risk for which protection is sought; (iii) the duration of the hedge may not match the duration of the related liability or asset; (iv) Fund’s hedging opportunities may be limited by the treatment of income from hedging transactions under the rules determining REIT tax qualification; (v) the credit quality of the party owing money on the hedge may be downgraded to such an extent that it impairs Fund’s ability to sell or assign Fund’s side of the hedging transaction; (vi) the party owing money in the hedging transaction may default on its obligation to pay; and (vii) the Fund may purchase a hedge that turns out not to be necessary, i.e., a hedge that is out of the money. Any hedging activity the Fund engages in may adversely affect the Fund’s earnings, which could adversely affect cash available for distribution to Shareholders. Therefore, while the Fund may enter into such transactions to seek to reduce interest rate risks, unanticipated changes in interest rates may result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged or liabilities being hedged may vary materially. Moreover, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent the Fund from achieving the intended hedge and expose the Fund to risk of loss.

Credit facilities may contain recourse obligations and any default could materially adversely affect the Fund’s business, liquidity and financial condition.

The Fund may finance certain of its investments through the use of repurchase agreements with one or more financial institutions. Obligations under certain repurchase agreements could be recourse obligations to the Fund and any default thereunder could result in margin calls and further force a liquidation of assets at times when the pricing may be unfavorable to the Fund. The Fund’s default under such repurchase agreements could negatively impact the Fund’s business, liquidity and financial condition.

The Fund may enter into a variety of arrangements to finance its investments, which may require it to provide additional collateral and significantly impact the Fund’s liquidity position.

The Fund may use a variety of structures to finance its investments. To the extent these financing arrangements contain mark-to-market provisions, if the market value of the investments pledged by the Fund declines due to credit quality deterioration, it may be required by its lenders to provide additional collateral or pay down a portion of its borrowings. In a weakening economic environment, the Fund would generally expect credit quality and the value of the investment that serves as collateral for its financing arrangements to decline, and in such a scenario, it is likely that the terms of its financing arrangements would require partial repayment from it, which could be substantial. Posting additional collateral to support its financing arrangements could significantly reduce the Fund’s liquidity and limit its ability to leverage its assets. In the event the Fund does not have sufficient liquidity to meet such requirements, its lenders can accelerate its borrowings, which could have a material adverse effect on the Fund’s business and operations.

Lenders may require the Fund to enter into restrictive covenants relating to its operations, which could limit the Fund’s ability to make distributions.

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the shareholders or that prohibit it from discontinuing insurance coverage or replacing the Investment Adviser. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

In certain cases, financings for the Fund’s CRE properties may be recourse to the Real Estate Investment Vehicles.

Generally, CRE financings are structured as non-recourse to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called “recourse carveout” guarantees to protect the lender against certain bad-faith or other intentional acts of the borrower in violation of the loan documents. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements with respect to the Fund’s investments generally require “bad boy” guarantees from certain of the Real Estate Investment Vehicles and, in the event that such a guarantee is called, the assets of the Real Estate Investment Vehicles could be adversely affected. Moreover, these “bad boy” guarantees could apply to actions of the co-investors or joint venture partners associated with the Fund’s investments. While the Adviser expects to negotiate indemnities from such co-investors or joint venture partners to protect against such risks, there remains the possibility that the acts of such co-investor or joint venture partner could result in liability to the Real Estate Investment Vehicles under such guarantees.

Derivatives Risk

The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes. The Fund may invest without limitation in Treasury futures, interest rate swaps, swaptions or similar instruments and combinations thereof. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Rule 18f-4 under the 1940 Act, among other things, requires that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund.

Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance.

Risks Related to the Fund’s Tax Status as a REIT

Failure to maintain its REIT tax status would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders.

The Fund believes that its organization, prior and proposed ownership and method of operation will enable the Fund to meet the requirements for qualification as a REIT for tax purposes. However, the Fund cannot assure Shareholders that it will qualify as such. This is because qualification as a REIT for tax purposes involves the application of highly technical and complex provisions of the Code as to which there are only limited judicial and administrative interpretations and involves the determination of facts and circumstances not entirely within Fund’s control. Future legislation, new regulations, administrative interpretations or court decisions may significantly change the tax laws or the application of the tax laws with respect to qualification as a REIT for tax purposes or the U.S. federal income tax consequences of such qualification.

If the Fund fails to maintain its REIT tax status in any taxable year, the Fund will face serious tax consequences that will substantially reduce the funds available for distributions to Shareholders because: (i) the Fund would not be allowed a deduction for dividends paid to shareholders in computing Fund’s taxable income and would be subject to U.S. federal income tax at regular corporate rates; and (ii) unless the Fund is entitled to relief under certain U.S. federal income tax laws, the Fund could not re-elect REIT tax status until the fifth calendar year after the year in which the Fund failed to maintain its REIT status.

In addition, if the Fund fails to maintain its REIT tax status, the Fund will no longer be required to make distributions. As a result of all these factors, the Fund’s failure to maintain its REIT tax status could impair the Fund’s ability to expand the Fund’s business and raise capital, and it would adversely affect the value of the Fund’s Shares. See “U.S. Federal Income Tax Considerations” for a discussion of certain U.S. federal income tax considerations relating to the Fund and its Shares.

Even if the Fund maintains its REIT tax status, the Fund may owe other taxes that will reduce the Fund’s cash flows.

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Shareholders, on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distribute less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its Shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a taxable REIT subsidiary (a “TRS”). Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to Shareholders.

REIT distribution requirements could adversely affect the Fund’s liquidity and may force the Fund to borrow funds during unfavorable market conditions.

In order to maintain the Fund’s REIT tax status and to meet the REIT distribution requirements for tax purposes, the Fund may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. In addition, the Fund may need to reserve cash (including proceeds from this offering) to satisfy the Fund’s REIT distribution requirements for tax purposes, even though there are attractive investment opportunities that may be available. To maintain its REIT tax status, the Fund generally must distribute to Fund’s Shareholders at least 90% of the Fund’s net taxable income each year, excluding capital gains. In addition, the Fund will be subject to corporate income tax to the extent the Fund distributes less than 100% of its taxable income including any net capital gain. The Fund intends to make distributions to Fund’s Shareholders to comply with the requirements of the Code for maintaining REIT tax status and to minimize or eliminate the Fund’s corporate income tax obligation to the extent consistent with the Fund’s business objectives. The Fund’s cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, the effect of non-deductible capital expenditures, limitations on interest expense and net operating loss deductibility, the creation of reserves or required debt service or amortization payments. The Fund generally is required to accrue income from mortgage loans, mortgage-backed securities, and other types of debt instruments currently over the term of the asset, even if the Fund does not receive the cash payments corresponding to such income until later periods. Thus, all or a part of the anticipated increase in yield on the loans the Fund holds that are attributable to deferred interest, exit fees and/or equity participation features generally must be accrued currently notwithstanding that the corresponding cash payment is deferred or uncertain. The insufficiency of Fund’s cash flows to cover the Fund’s distribution requirements could have an adverse impact on the Fund’s ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain the Fund’s REIT tax status. In addition, the Fund will be subject to a 4% nondeductible excise tax on the amount, if any, by which distributions paid by the Fund in any calendar year are less than the sum of 85% of the Fund’s ordinary income, 95% of Fund’s capital gain net income and 100% of Fund’s undistributed income from prior years. To address and/or mitigate some of these issues, the Fund may make taxable distributions that are in part paid in cash and in part paid in the Fund’s Shares. In such cases Shareholders may have tax liabilities from such distributions in excess of the cash they receive. The treatment of such taxable share distributions is not clear, and it is possible the taxable share distribution will not count towards Fund’s distribution requirement, in which case adverse consequences could apply.

If the Fund fails to invest a sufficient amount of the net proceeds from selling the Fund’s Shares in real estate assets within one year from the receipt of the proceeds, the Fund could fail to maintain its REIT tax status.

Temporary investment of the net proceeds from sales of the Fund’s Shares in short-term securities and income from such investment generally will allow the Fund to satisfy various REIT income and asset requirements for tax purposes, but only during the one-year period beginning on the date the Fund receives the net proceeds. If the Fund is unable to invest a sufficient amount of the net proceeds from sales of the Fund’s Shares in qualifying real estate assets within such one-year period, the Fund could fail to satisfy one or more of the gross income or asset tests and/or the Fund could be limited to investing all or a portion of any remaining funds in cash or cash equivalents. If the Fund fails to satisfy any such income or asset test, unless the Fund is entitled to relief under certain provisions of the Code, the Fund could fail to maintain its REIT tax status.

If the Fund forms a taxable REIT subsidiary (TRS), the Fund’s overall tax liability could increase.

Any TRS the Fund forms will be subject to U.S. federal, state and local income tax on its taxable income. Accordingly, although the Fund’s ownership of any TRSs may allow the Fund to participate in the operating income from certain activities that the Fund could not participate in without violating the REIT income tests requirements of the Code for tax purposes or incurring the 100% tax on gains from prohibited transactions, the TRS through which the Fund earns such operating income or gain will be fully subject to corporate income tax. The after-tax net income of any TRS would be available for distribution to the Fund; however, any dividends received by the Fund from its domestic TRSs will only be qualifying income for the 95% REIT income test, not the 75% REIT income test, for tax purposes. See “U.S. Federal Income Tax Considerations – Income Tests” for additional information.

Although the Fund’s use of TRSs may partially mitigate the impact of meeting certain requirements necessary to maintain the Fund’s qualification for taxation as a REIT, there are limits on the Fund’s ability to own and engage in transactions with TRSs, and a failure to comply with the limits would jeopardize the Fund’s REIT qualification and may result in the application of a 100% excise tax.

A fund that qualifies for taxation as a REIT may own up to 100% of the stock or securities of one or more TRSs. A TRS may hold assets and earn income that would not be qualifying assets or income if held or earned directly by a fund that qualifies for taxation as a REIT. A TRS also may sell assets without incurring the 100% tax on prohibited transactions. Both the subsidiary and the fund that qualifies for taxation as a REIT must jointly elect to treat the subsidiary as a TRS. A corporation of which a TRS directly or indirectly owns more than 35% of the voting power or value of the stock will automatically be treated as a TRS. Overall, no more than 20% of the value of assets of a fund that qualifies for taxation as a REIT may consist of stock or securities of one or more TRSs. The rules impose a 100% excise tax on certain transactions between a TRS and its parent fund that qualifies for taxation as a REIT that are not conducted on an arm’s-length basis. The

Fund may jointly elect with one or more subsidiaries for those subsidiaries to be treated as TRSs for U.S. federal income tax purposes. These TRSs will pay U.S. federal, state and local income tax on their taxable income, and their after-tax net income will be available for distribution to the Fund but is not required to be distributed to the Fund. The Fund will monitor the value of its respective investments in any TRSs the Fund may form for the purpose of ensuring compliance with TRS ownership limitations and intend to structure the Fund’s transactions with any such TRSs on terms that the Fund believes are arm’s-length to avoid incurring the 100% excise tax described above. There can be no assurance, however, that the Fund will be able to comply with the 20% TRS limitation or to avoid application of the 100% excise tax.

Dividends payable by funds that qualify for taxation as REITs generally do not qualify for reduced tax rates under current law.

The maximum U.S. federal income tax rate for certain qualified dividends payable to U.S. Shareholders that are individuals, trusts and estates generally is 20%. Dividends payable by funds that qualify for taxation as REITs, however, are generally not eligible for the reduced rates and therefore may be subject to a 37% maximum U.S. federal income tax rate on ordinary income when paid to such Shareholders. The more favorable rates applicable to regular corporate dividends under current law could cause investors who are individuals, trusts and estates or are otherwise sensitive to these lower rates to perceive investments in funds that qualify for taxation as REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends, which could adversely affect the value of the stock of funds that qualify for taxation as REITs, including the Fund’s Shares. However, for taxable years beginning before January 1, 2026, non-corporate taxpayers may deduct up to 20% of “qualified REIT dividends.” Qualified REIT dividends eligible for this deduction generally will include the Fund’s dividends received by a non-corporate U.S. Shareholder that the Fund does not designate as capital gain dividends and that are not qualified dividend income.

Complying with REIT requirements for tax purposes may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments.

To qualify for taxation as a REIT, the Fund must continually satisfy tests concerning, among other things, the sources of the Fund’s income, the nature and diversification of Fund’s assets, the amounts the Fund distributes to its Shareholders and the ownership of the Fund’s Shares. The Fund may be required to make distributions to its Shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution. Thus, compliance with the REIT requirements for tax purposes may, for instance, hinder the Fund’s ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to the Fund and its Shareholders, or may require the Fund to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder Fund’s investment performance. As a fund that qualifies for taxation as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities and qualified “real estate assets.” The remainder of the Fund’s investments in securities (other than cash, cash items, U.S. Government securities, securities issued by a TRS and qualified real estate assets) generally cannot include more than 10% of the outstanding voting securities of any one issuer or more than 10% of the total value of the outstanding securities of any one issuer. In addition, in general, no more than 5% of the value of Fund’s total assets (other than cash, cash items, U.S. Government securities, securities issued by a TRS and qualified real estate assets) can consist of the securities of any one issuer, no more than 20% of the value of Fund’s total securities can be represented by securities of one or more TRSs, and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered funds that qualify for taxation as REITs that are not secured by mortgages on real property or interests in real property. After meeting these requirements at the close of a calendar quarter, if the Fund fails to comply with these requirements at the end of any subsequent calendar quarter, the Fund must correct the failure within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions to avoid losing Fund’s REIT tax status. As a result, the Fund may be required to liquidate from the Fund’s portfolio or forego otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to Shareholders.

The Fund may be restricted from acquiring, transferring or redeeming certain amounts of the Fund’s Shares.

In order to maintain Fund’s REIT tax status, among other requirements, no more than 50% in value of the Fund’s outstanding Shares may be owned, directly or indirectly, by five or fewer individuals, as defined in the Code to include certain kinds of entities, during the last half of any taxable year, other than the first year for which a REIT election for tax purposes is made. To assist the Fund in qualifying for taxation as a REIT, the Fund’s LLC Agreement contains an aggregate Share ownership limit and a Common Shares ownership limit. Generally, any of the Fund’s Shares owned by affiliated owners will be added together for purposes of the aggregate Share ownership limit, and any Common Shares owned by affiliated owners will be added together for purposes of the common Shares ownership limit.

If anyone attempts to transfer or own Shares in a way that would violate the aggregate Share ownership limit or the Common Shares ownership limit (or would prevent the Fund from continuing to qualify for taxation as a REIT), unless such ownership limits have been waived by the Adviser, those Shares instead will be deemed transferred to a trust for the benefit of a charitable beneficiary and will be either redeemed by the Fund or sold to a person whose ownership of the Shares will not violate the aggregate Share ownership limit or the Common Shares ownership limit and will not prevent the Fund from qualifying for taxation as a REIT. If this transfer to a trust fails to prevent such a violation or the Fund’s disqualification as a REIT for tax purposes, then the initial intended transfer or ownership will be null and void from the outset. Anyone who acquires or owns Shares in violation of the aggregate Share ownership limit or the common Shares ownership limit, unless such ownership limit or limits have been waived by the Adviser, or the other restrictions on transfer or ownership in the LLC Agreement, bears the risk of a financial loss when the Shares are redeemed or sold, if the NAV of the Fund’s Shares falls between the date of purchase and the date of repurchase. The Fund’s limits on ownership of the Fund’s Shares also may require the Fund to decline redemption requests that would cause other Shareholders to exceed such ownership limits. In addition, in order to comply with certain of the distribution requirements applicable to funds that qualify for taxation as REITs, the Fund will decline to honor any redemption request that the Fund believes is a “dividend equivalent” redemption as discussed in “U.S. Federal Income Tax Considerations – Repurchase of Shares.”

The failure of a mezzanine loan to qualify as a real estate asset could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may acquire mezzanine loans, for which the Internal Revenue Service, or the IRS, has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. To the extent that any of the Fund’s mezzanine loans do not meet all of the requirements for reliance on the safe harbor, such loans may not be real estate assets and could adversely affect the Fund’s REIT tax status.

The Fund intends to make certain other investments through Real Estate Investment Vehicles (with rights to receive preferred economic returns) and may invest in “kickers” with respect to certain investments that the Fund determines to hold outside of a TRS. The character of such investments for REIT tax purposes may depend on the assets and operations of the issuer, which the Fund generally will not control. Thus, no assurance can be given that any such issuer will not operate in a manner that causes the Fund to fail an income or asset test requirement. In addition, the proper treatment of certain investments, including investments through Real

Estate Investment Vehicles (with rights to receive preferred economic returns) and “kickers,” for U.S. federal income tax purposes is unclear. If the IRS were to successfully challenge the Fund’s characterization of an investment, it could adversely affect the Fund’s REIT tax status.

Complying with REIT requirements for tax purposes may limit the Fund’s ability to hedge effectively and may cause the Fund to incur tax liabilities.

The REIT tax provisions of the Code substantially limit the Fund’s ability to hedge the Fund’s liabilities. Generally, income from a hedging transaction the Fund enter into to manage risk of interest rate changes with respect to borrowings made or to be made to acquire or carry real estate assets or to offset certain other positions does not constitute “gross income” for purposes of the 75% or 95% gross income tests, provided certain circumstances are satisfied. To the extent that the Fund enters into other types of hedging transactions, the income from those transactions is likely to be treated as non-qualifying income for purposes of both of the gross income tests. As a result of these rules, the Fund may need to limit the Fund’s use of advantageous hedging techniques or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because the Fund’s TRS would be subject to tax on income or gains resulting from hedges entered into by it or expose the Fund to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in the Fund’s TRSs will generally not provide any tax benefit, except for being carried forward for use against future taxable income in the TRSs.

The ability of the Adviser to revoke the Fund’s qualification for taxation as a REIT with Board approval but without Shareholder approval may cause adverse consequences to Shareholders.

Subject to approval by the Board, the Adviser may revoke or otherwise terminate the Fund’s REIT tax status election, without the approval of Shareholders, if it determines that it is no longer in the Fund’s best interest to qualify for taxation as a REIT. If the Fund ceases to maintain its REIT tax status, the Fund will not be allowed a deduction for dividends paid to Shareholders in computing the Fund’s taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on the Fund’s total return to Shareholders.

The IRS may take the position that gains from sales of property are subject to a 100% prohibited transaction tax.

The Fund may have to sell assets from time to time to fund redemption requests, to satisfy the Fund’s REIT distribution requirements, to satisfy other REIT tax requirements, or for other purposes. It is possible that the IRS may take the position that one or more sales of Fund’s properties may be a prohibited transaction, which is a sale of property held by the Fund primarily for sale in the ordinary course of the Fund’s trade or business. If the Fund is deemed to have engaged in a prohibited transaction, the Fund’s gain from such sale would be subject to a 100% tax. The Code sets forth a safe harbor under which a fund that qualifies for taxation as a REIT may, under certain circumstances, sell property without risking the imposition of the 100% tax, but there is no assurance that the Fund will be able to qualify for the safe harbor. The Fund does not intend to hold property for sale in the ordinary course of business, but there is no assurance that the IRS will not challenge Fund’s position, especially if the Fund makes frequent sales or sales of property in which the Fund has short holding periods. For example, the Fund could be subject to this tax if it were to dispose of or securitize loans (or portions thereof) in a manner that was treated as a sale of the loans for U.S. federal income tax purposes. Therefore, in order to avoid the prohibited transactions tax, the Fund may choose not to engage in certain sales of loans at the Fund level (and may conduct such sales through a TRS), and may limit the structures the Fund utilizes for any securitization transactions, even though the sales or structures might otherwise be beneficial to the Fund.

Legislative or regulatory action related to federal income tax laws could adversely affect Fund’s Shareholders and/or the Fund’s business.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was enacted. The TCJA makes major changes to the Code, including a number of provisions of the Code that affect the taxation of funds that qualify for taxation as REITs and their stockholders. The effect of certain of the significant changes made by the TCJA is highly uncertain, and administrative guidance will be required in order to fully evaluate the effect of many provisions. The effect of any technical corrections with respect to the TCJA could have an adverse effect on the Fund or its Shareholders. Investors should consult their tax advisors regarding the implications of the TCJA on their investment in the Fund’s Shares.

In addition, in recent years, numerous legislative, judicial and administrative changes have been made to the federal income tax laws applicable to investments in funds that qualify for taxation as REITs and similar entities. Additional changes to tax laws and regulations are likely to continue to occur in the future, and the Fund cannot assure Shareholders that any such changes will not adversely affect the taxation of a Shareholder or will not have an adverse effect on an investment in the Fund’s Shares. Shareholders are urged to consult with their own tax advisors with respect to the potential effect that the TCJA or other legislative, regulatory or administrative developments and proposals could have on their investment in the Fund’s Shares.

A portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a Shareholder’s investment in the Fund’s Shares and may trigger taxable gain.

A portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of the Fund’s distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of the Fund’s distributions for a year exceeds Fund’s current and accumulated earnings and profits for that year. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s Shares, and to the extent that it exceeds the holder’s adjusted tax basis will be treated as gain resulting from a sale or exchange of such Shares.

The Fund’s ability to provide certain services to the Fund’s tenants may be limited by the REIT taxation rules, or may have to be provided through a TRS.

As a fund that qualifies for taxation as a REIT, the Fund generally cannot hold interests in rental property where tenants receive services other than services that are customarily provided by landlords, nor can the Fund derives income from a third party that provides such services. If services to tenants at properties in which the Fund holds an interest are limited to customary services, those properties may be disadvantaged as compared to other properties that can be operated without the same restrictions. However, the Fund can provide such non-customary services to tenants or share in the revenue from such services if the Fund does so through a TRS, though income earned through the TRS will be subject to corporate income taxes.

The Adviser and its affiliates have limited experience managing a portfolio of assets owned by a fund that qualifies for taxation as REIT.

Funds are subject to numerous complex requirements in order to maintain their REIT tax status, including income and asset composition tests. The Adviser and its affiliates have limited experience managing a portfolio in the manner intended to comply with such requirements. To the extent the Adviser and its affiliates manage the Fund in a manner that causes the Fund to fail to qualify for taxation as a REIT, it could adversely affect the value of the Fund’s Shares.

The Fund’s qualification for taxation as a REIT and avoidance of 100% tax may depend on the characterization of loans that the Fund makes as debt for U.S. federal income tax purposes.

For U.S. federal income tax purposes, the IRS or a court may treat a loan with sufficient equity characteristics as equity for tax purposes. The Fund may obtain equity participation rights with respect to the Fund’s loans, and the Fund may make loans with relatively high loan-to-value ratios and/or high yields, which are among the features that can cause a loan to be treated as equity for U.S. federal income tax purposes. Although the Fund intends to structure each of the Fund’s loans so that the loan should be respected as debt for U.S. federal income tax purposes, it is possible that the IRS or a court could disagree and seek to recharacterize the loan as equity. Recharacterization of one of the Fund’s loans as equity for U.S. federal income tax purposes generally would require the Fund to include its share of the gross assets and gross income of the borrower in the Fund’s REIT asset and income tests. Inclusion of such items could jeopardize the Fund’s REIT tax status. Moreover, to the extent the Fund’s borrowers hold their assets as dealer property or inventory, if the Fund is treated as holding equity in a borrower for U.S. federal income tax purposes, the Fund’s share of gains from sales by the borrower would be subject to the 100% tax on prohibited transactions (except to the extent earned through a TRS).

The failure of a loan to qualify as an obligation secured by a mortgage on real property within the meaning of the REIT rules could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may make investments in loans whose qualification as a real estate mortgage loan for REIT taxation purposes is uncertain or which are treated in part as qualifying mortgage loans and in part as unsecured loans. The failure of a loan that the Fund treated as a qualifying mortgage loan to qualify as such for REIT taxation purposes could cause the Fund to fail one or more of the REIT income or asset tests, and thereby cause the Fund to fail to qualify for taxation as a REIT unless certain relief provisions also apply.

In general, interest income accrued on a loan that is secured by real property and personal property during a taxable year constitutes qualifying mortgage interest in its entirety for purposes of the 75% gross income test only if the loan is secured by a mortgage on real property with a value (at the time the Fund committed to acquire the loan) at least equal to the highest outstanding principal amount of the loan during such taxable year. In the case of loans to improve or develop real property, the value of the real property collateral when the Fund commits to acquire a loan is deemed to include the reasonably estimated cost of the improvements or developments (other than personal property) which will secure the loan and which will be constructed from the proceeds of the loan. Subject to a limited exemption, if the outstanding principal balance of a mortgage loan during the taxable year exceeds the deemed value of the real property securing the loan at the time the Fund committed to acquire the loan, a portion of the interest accrued during the year will not be qualifying mortgage interest for the 75% income test and a portion of such loan likely will not be a qualifying real estate asset. In that case, the Fund could earn income that is not qualifying for the 75% income test and be treated as holding a non-real estate investment in whole or part, which could result in the Fund’s failure to qualify for taxation as a REIT. However, a mortgage loan secured by both real property and personal property will be treated as a wholly qualifying real estate asset and all interest will be qualifying income for purposes of the 75% income test if the fair market value of such personal property does not exceed 15% of the total fair market value of all such property, even if the real property collateral value is less than the outstanding principal balance of the loan.

The “taxable mortgage pool” rules may increase the taxes that the Fund or its Shareholders may incur, and may limit the manner in which the Fund effects future securitizations.

Any borrowings incurred by the Fund could result in the creation of taxable mortgage pools for U.S. federal income tax purposes. Except as provided below, the Fund generally would not be adversely affected by the characterization as a taxable mortgage pool so long as the Fund owns 100% of the equity interests in a taxable mortgage pool. Certain categories of Shareholders, however, such as non-U.S. Shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain U.S. tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool. In addition, to the extent that the Fund’s Shares are owned by tax-exempt “disqualified organizations,” such as certain government-related entities and charitable remainder trusts that are not subject to tax on unrelated business income, the Fund may incur a corporate level tax on a portion of the Fund’s income from the taxable mortgage pool. In that case, the Fund may reduce the amount of the Fund’s distributions to any disqualified organization whose Share ownership gave rise to the tax. Moreover, the Fund would be precluded from selling equity interests in these securitizations to outside investors, or selling any debt securities issued in connection with these securitizations that might be considered to be equity interests for U.S. federal income tax purposes. These limitations may prevent the Fund from using certain techniques to maximize the Fund’s returns from securitization transactions.

The SAI describes the Fund’s principal investment risks in more detail and also describes other risks applicable to the Fund. The additional risks include the following:

By purchasing a Share, you are bound by the provisions contained in the LLC Agreement that require you to waive your rights to request to review and obtain information relating to the Fund, including, but not limited to, names and contact information of the Fund’s shareholders.

By purchasing a Share, you are bound by the provisions contained in the LLC Agreement requiring you to waive your rights to request to review and obtain information relating to and maintained by the Fund, including, but not limited to, names and contact information of the Fund’s shareholders, information listed in Section 18-305 of the Delaware LLC Act, and any other information deemed to be confidential by the Fund in its sole discretion (the “Waiver Provisions”).

Through the Fund’s required public filing disclosures, periodic reports and obligation to provide annual reports and tax information to its shareholders, much of the information listed in Section 18-305 of the Delaware LLC Act will be available to shareholders notwithstanding the Waiver Provisions. While the intent of such Waiver Provisions is to protect your personally identifiable information from being disclosed pursuant to Section 18-305 of the Delaware LLC Act, by agreeing to be subject to the Waiver Provisions, you are severely limiting your right to seek access to the personally identifiable information of other shareholders, such as names, addresses and other information about shareholders and the Fund that the Fund deems to be confidential. As a result, the Waiver Provision could impede your ability to communicate with other shareholders, and such provisions, on their own, or together with the effect of the arbitration provisions contained in the LLC Agreement, may impede your ability to bring or sustain claims against the Fund, including under applicable securities laws. The SAI provides additional information about the arbitration provisions. A court may choose not to enforce the Waiver Provisions.

BY AGREEING TO BE SUBJECT TO THE WAIVER PROVISIONS, INVESTORS WILL NOT BE DEEMED TO WAIVE THE FUND’S COMPLIANCE WITH THE FEDERAL SECURITIES LAWS AND THE RULES AND REGULATIONS PROMULGATED THEREUNDER.

Effects of Leverage [Text Block]

Effects of Leverage

The following table illustrates the effect of leverage on Common Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

The table further reflects the issuance of leverage representing 10% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage), net of expenses and the Fund’s currently projected annual interest on its leverage of 7.4%.

Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Shares Total Return	(11.93)%	(6.38)%	(0.82)%	4.73%	10.29%

Common Shares total return is composed of two elements: the Common Shares dividends and distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the return it receives on its investments is entirely offset by losses in the value of those investments.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends, distributions or interest payments, as applicable.

Annual Interest Rate [Percent]		7.40%
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10)%	(5)%	0%	5%	10%
Common Shares Total Return	(11.93)%	(6.38)%	(0.82)%	4.73%	10.29%

Return at Minus Ten [Percent]		(11.93%)
Return at Minus Five [Percent]		(6.38%)
Return at Zero [Percent]		(0.82%)
Return at Plus Five [Percent]		4.73%
Return at Plus Ten [Percent]		10.29%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The following descriptions of the Fund’s Shares, certain provisions of Delaware law and certain provisions of the LLC Agreement are summaries and are qualified by reference to Delaware law and the LLC Agreement, a copy of which is filed as an exhibit to the Registration Statement of which this Prospectus is a part. Reference should be made to the LLC Agreement on file with the SEC for the full text of these provisions.

Shares

The Fund is a Delaware limited liability company organized on April 5, 2019 under the Delaware Limited Liability Company Act (“Delaware LLC Act”), issuing limited liability company interests. The limited liability company interests in the Fund will be denominated in common shares of limited liability company interests (“Shares” or “Common Shares”) and, if created in the future, preferred shares of limited liability company interests (“Preferred Shares”). The LLC Agreement provides that the Fund may issue an unlimited number of Shares.

All of the Shares offered by this Registration Statement will be duly authorized and validly issued. Upon payment in full of the consideration payable with respect to the Shares, as determined by the Board, the holders of such Shares will not be liable to the Fund to make any additional capital contributions with respect to such Shares (except for the return of distributions under certain circumstances as required by Sections 18-215, 18-607 and 18-804 of the Delaware LLC Act). Holders of Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions. However, holders of Shares will be eligible to participate in the Fund’s Share repurchase program, as described in “Periodic Repurchase Offers.”

The Fund intends to make distributions necessary to maintain its qualification as a REIT. The Fund expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.” Unless a Shareholder elects to participate in the Fund’s dividend reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. See “Dividend Reinvestment Plan.”

The Fund’s fiscal year end is December 31. In addition, the Fund has elected and has qualified to be taxed as a REIT for U.S. federal income tax purposes beginning with the Fund’s taxable year ended December 31, 2021 and intends to continue to qualify as a REIT.

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of April 4, 2024:

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Common Shares	Unlimited	None	102,032,151

Share Classes

The Fund is currently offering one class of Shares on a continuous basis. The Fund may offer additional classes of Shares in the future. The Fund may apply for exemptive relief from the SEC that would permit the Fund to issue multiple classes of Shares; there is no assurance, however, that the relief would be granted. Until such exemptive relief is granted and the Fund registers a new Share class, the Fund will only offer one class of Shares.

Preferred Shares

Section 215(e) of the Delaware LLC Act specifically authorizes the creation of ownership interests of different classes of limited liability company interests, having such relative rights, powers and duties as the limited liability company agreement may provide, and may make provision for the future creation in the manner provided in the limited liability company agreement of additional classes of membership interests. In accordance with this provision, the LLC Agreement provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Common Shares (including Preferred Shares, debt securities or other senior securities), by action of the Board without approval of Shareholders.

The Board is authorized to fix the number of Preferred Shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions of such securities as the Board sees fit. As of the date of this Prospectus, no Preferred Shares are outstanding and the Fund has no current plans to issue any Preferred Shares.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of Preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Directors at all times and to elect a majority of the Directors if distributions on such Preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding Preferred Shares.

Voting Rights

The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the LLC Agreement or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. The LLC Agreement provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the LLC Agreement or a resolution of the Board specifying a greater or lesser vote requirement, the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act) shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders. There will be no cumulative voting in the election of Directors. Under the LLC Agreement, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Liquidation Rights

In the event of a liquidation, termination or winding up of the Fund, whether voluntary or involuntary, the Fund will first pay or provide for payment of the Fund’s debts and other liabilities, including the liquidation preferences of any class of Preferred Shares. Thereafter, holders of the Fund’s Common Shares will share in the funds of the Fund remaining for distribution pro rata in accordance with their respective interests in the Fund.

Agreement to be Bound by the LLC Agreement; Power of Attorney; Waiver of Jury Trial

By purchasing a Share, you will be admitted as a member of the Fund and will be bound by the provisions of, and deemed to be a party to, the LLC Agreement. Shareholders should be aware that the LLC Agreement requires that a shareholder’s right to a jury trial be waived to the fullest extent permitted by law in any litigation relating to the shareholder’s investment in the Fund. The waiver of a jury trial may limit a shareholder’s ability to litigate a claim in a manner that is more favorable to the shareholder. Other investment companies may not impose a similar limitation. A court may choose not to enforce this provision of the LLC Agreement.

Pursuant to the LLC Agreement, each Shareholder and each person who acquires a Share from a Shareholder grants to the Directors and officers of the Fund a power of attorney to, among other things, execute and file documents required for the Fund’s qualification, continuance or dissolution. The power of attorney also grants the Directors and officers of the Fund the authority to make certain amendments to, and to execute and deliver such other documents as may be necessary or appropriate to carry out the provisions or purposes of, the LLC Agreement.

Limitation of Liability and Indemnification; Indemnification and Advance of Expenses

Pursuant to the LLC Agreement, Directors and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Director’s or officer’s duty.

Except as otherwise provided in the LLC Agreement, the Fund will indemnify and hold harmless any current or former Director or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Director or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Director or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Directors and officers prior to a final determination regarding entitlement to indemnification as described in the LLC Agreement.

Pursuant to the LLC Agreement, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Amendment of the LLC Agreement

Subject to the provisions of the 1940 Act, pursuant to the LLC Agreement, the Board may amend the LLC Agreement without any vote of Shareholders.

Termination and Dissolution

The Fund will continue as a limited liability company until terminated under the LLC Agreement. The Fund will dissolve upon: (i) the election of the Board to dissolve the Fund; (ii) the sale, exchange or other disposition of all or substantially all of the Fund’s assets; (iii) the entry of a decree of judicial dissolution of the Fund; or (iv) at any time that the Fund no longer has any Shareholders, unless the Fund’s business is continued in accordance with the Delaware LLC Act.

Restrictions on Ownership and Transfer

In order for the Fund to qualify for taxation as a REIT under the Code, Shares of the Fund must be owned by 100 or more persons during at least 335 days of a taxable year of 12 months (other than the first year for which an election to be taxed as a REIT has been made) or during a proportionate part of a shorter taxable year. Also, not more than 50% of the value of the Fund’s outstanding Shares may be owned, directly or indirectly, by five or fewer individuals (as defined in the Code to include certain entities) during the last half of a taxable year (other than the first year for which an election to be a REIT has been made). To qualify for taxation as a REIT, the Fund must satisfy other requirements as well.

To assist the Fund in qualifying for taxation as a REIT, the LLC Agreement, subject to certain exceptions, contains restrictions on the number and value of the Fund’s Common Shares and the number and value of the Fund’s total shares that a person may own. The LLC Agreement provides that generally no person may own, or be deemed to own by virtue of certain attribution provisions of the Code, either more than 9.8% in value or in number of the Fund’s Common Shares, whichever is more restrictive, or more than 9.8% in value or in number of the Fund’s total shares, whichever is more restrictive. Accordingly, no person may own, or be deemed to own, more than 9.8% in value or in number of the Fund’s total shares, whichever is more restrictive. These limits collectively are referred to as the “ownership limit.” An individual or entity that becomes subject to the ownership limit or any of the other restrictions on ownership and transfer of the Shares of the Fund described below is referred to as a “prohibited owner” if, had the violative transfer or other event been effective, the individual or entity would have been a beneficial owner or, if appropriate, a record owner of shares.

The applicable constructive ownership rules under the Code are complex and may cause the Fund’s Shares owned actually or constructively by a group of individuals and/or entities to be owned constructively by one individual or entity. As a result, the acquisition of less than 9.8% by value or number of the Fund’s Common Shares, whichever is more restrictive, or 9.8% by value or number of the Fund’s total shares, whichever is more restrictive, (or the acquisition of an interest in an entity that owns, actually or constructively, the Fund’s Shares by an individual or entity), could, nevertheless, cause that individual or entity, or another individual or entity, to own constructively in excess of the ownership limit.

The Board may, in its sole discretion, subject to such conditions as it may determine and the receipt of certain representations and undertakings, prospectively or retroactively, waive the ownership limit or establish a different limit on ownership, or excepted holder limit, for a particular Shareholder if the Shareholder’s ownership in excess of the ownership limit would not result in the Fund being “closely held” within the meaning of Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise would result in the Fund failing to qualify for taxation as a REIT. As a condition of its waiver or grant of excepted holder limit, the Board may, but is not required to, require an opinion of counsel or IRS ruling satisfactory to the Board in order to determine or ensure the Fund’s qualification for taxation as a REIT. In addition, the Fund will reject any investor’s subscription in whole or in part if it determines that such subscription would violate such ownership limits.

In connection with granting a waiver of the ownership limit, creating an excepted holder limit or at any other time, the Board may from time to time increase or decrease the ownership limit for all other individuals and entities unless, after giving effect to such increase, five or fewer individuals could beneficially or constructively own in the aggregate, more than 49.9% in value of the Shares then outstanding of the Fund or the Fund would otherwise fail to qualify for taxation as a REIT. Prior to the modification of the ownership limit, the Board may require such opinions of counsel, affidavits, undertakings or agreements as it may deem necessary or advisable in order to determine or ensure the Fund’s qualification for taxation as a REIT. A reduced ownership limit will not apply to any person or entity whose percentage ownership of the Fund’s Shares or the Fund’s total shares, as applicable, is in excess of such decreased ownership limit until such time as such individual’s or entity’s percentage ownership of the Fund’s Shares equals or falls below the decreased ownership limit, but any further acquisition of the Fund’s Common Shares or the Fund’s total shares, as applicable, in excess of such percentage ownership of the Fund’s Common Shares or the Fund’s total shares will be in violation of the ownership limit.

The LLC Agreement further prohibits: (i) any person from beneficially or constructively owning, applying certain attribution rules of the Code, Shares of the Fund that would result in the Fund being “closely held” under Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise cause the Fund to fail to qualify for taxation as a REIT; and (ii) any person from transferring the Fund’s Shares if such transfer would result in the Fund’s Shares being owned by fewer than 100 persons (determined without reference to any rules of attribution).

Any person who acquires or attempts or intends to acquire beneficial or constructive ownership of the Fund’s Shares that will or may violate the ownership limit or any of the other foregoing restrictions on ownership and transfer of the Fund’s Shares, or who would have owned the Fund’s Shares transferred to a trust as described below, must immediately give the Fund written notice of the event, or in the case of an attempted or proposed transaction, must give at least 15 days’ prior written notice to the Fund and provide the Fund with such other information as the Fund may request in order to determine the effect of such transfer on the Fund’s qualification for taxation as a REIT. The foregoing restrictions on ownership and transfer of the Fund’s Shares will not apply if the Board determines that it is no longer in the Fund’s best interests to attempt to qualify, or to continue to qualify, for taxation as a REIT or that compliance with the restrictions and limitations on ownership and transfer of the Fund’s Shares as described above is no longer required in order for the Fund to qualify for taxation as a REIT.

If any transfer of the Fund’s Shares would result in the Fund’s Shares being beneficially owned by fewer than 100 persons, such transfer will be null and void and the intended transferee will acquire no rights in such Shares. In addition, if any purported transfer of the Fund’s Shares or any other event would otherwise result in any person violating the ownership limit or an excepted holder limit established by the Board or in the Fund being “closely held” under Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise failing to qualify for taxation as a REIT, then that number of Shares (rounded up to the nearest whole Share) that would cause the Fund to violate such restrictions will be automatically transferred to, and held by, a trust for the exclusive benefit of one or more charitable organizations selected by the Fund and the intended transferee will acquire no rights in such Shares. The automatic transfer will be effective as of the close of business on the business day prior to the date of the violative transfer or other event that results in a transfer to the trust. Any dividend or other distribution paid to the prohibited owner, prior to the Fund’s discovery that the Shares had been automatically transferred to a trust as described above, must be repaid to the trustee upon demand for distribution to the beneficiary by the trust. If the transfer to the trust as described above is not automatically effective, for any reason, to prevent violation of the applicable ownership limit or the Fund being “closely held” under Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise failing to qualify for taxation as a REIT, then the LLC Agreement provides that the transfer of the Shares will be null and void.

Shares of the Fund transferred to the trustee are deemed offered for sale to the Fund, or the Fund’s designee, at a price per Share equal to the lesser of (i) the price paid by the prohibited owner for the Shares (or, if the event that resulted in the transfer to the trust did not involve a purchase of such Shares at market price, the last reported NAV value for the Fund’s Shares on the day of the event which resulted in the transfer of such Shares to the trust) and (ii) the last reported NAV value of the Fund’s Shares on the date the Fund accepts, or the Fund’s designee accepts, such offer. The Fund may reduce the amount payable by the amount of any dividend or other distribution that the Fund has paid to the prohibited owner before the Fund discovered that the Shares had been automatically transferred to the trust and that are then owed to the trustee as described above, and the Fund may pay the amount of any such reduction to the trustee for the benefit of the charitable beneficiary. The Fund has the right to accept such offer until the trustee has sold the Shares held in the trust as discussed below. Upon a sale to the Fund, the interest of the charitable beneficiary in the Shares sold terminates, the trustee must distribute the net proceeds of the sale to the prohibited owner and any dividends or other distributions held by the trustee with respect to such Shares will be paid to the charitable beneficiary.

If the Fund does not buy the Shares, the trustee must, as soon as practicable after receiving notice from the Fund of the transfer of Shares to the trust, sell the Shares to a person or entity designated by the trustee who could own the Shares without violating the ownership limit or the other restrictions on ownership and transfer of Shares of the Fund. After the sale of the Shares, the interest of the charitable beneficiary in the Shares transferred to the trust will terminate and the trustee must distribute to the prohibited owner an amount equal to the lesser of (i) the price paid by the prohibited owner for the Shares (or, if the event which resulted in the transfer to the trust did not involve a purchase of such Shares at market price, the last reported NAV value for the Fund’s Shares on the day of the event which resulted in the transfer of such Shares to the trust) and (ii) the sales proceeds (net of commissions and other expenses of sale) received by the trust for the Shares. The trustee may reduce the amount payable to the prohibited owner by the amount of any dividend or other distribution that the Fund paid to the prohibited owner before the Fund discovered that the Shares had been automatically transferred to the trust and that are then owed to the trustee as described above. Any net sales proceeds in excess of the amount payable to the prohibited owner will be immediately paid to the beneficiary of the trust, together with any dividends or other distributions thereon. In addition, if, prior to discovery by the Fund that the Fund’s Shares have been transferred to a trust, such Shares are sold by a prohibited owner, then such Shares will be deemed to have been sold on behalf of the trust and to the extent that the prohibited owner received an amount for or in respect of such Shares that exceeds the amount that such prohibited owner was entitled to receive, such excess amount will be paid to the trustee upon demand. The prohibited owner has no rights in the Shares held by the trustee.

The trustee will be designated by the Fund and will be unaffiliated with the Fund and with any prohibited owner. Prior to the sale of any Shares by the trust, the trustee will receive, in trust for the beneficiary of the trust, all dividends and other distributions paid by the Fund with respect to the Shares held in trust and may also exercise all voting rights with respect to the Shares held in trust. These rights will be exercised for the exclusive benefit of the beneficiary of the trust. Any dividend or other distribution paid prior to the Fund’s discovery that the Fund’s Shares have been transferred to the trust will be paid by the recipient to the trustee upon demand.

Subject to Delaware law, effective as of the date that the Shares have been transferred to the trust, the trustee will have the authority, at the trustee’s sole discretion: (i) to rescind as void any vote cast by a prohibited owner prior to the Fund’s discovery that the Shares have been transferred to the trust; and (ii) to recast the vote in accordance with the desires of the trustee acting for the benefit of the beneficiary of the trust.

However, if the Fund has already taken irreversible company action, then the trustee may not rescind and recast the vote. In addition, if the Board determines in good faith that a proposed transfer or other event would violate the restrictions on ownership and transfer of the Fund’s Shares, the Board may take such action as it deems advisable to refuse to give effect to or to prevent such transfer, including, but not limited to, causing the Fund to redeem the Fund’s Shares, refusing to give effect to the transfer on the Fund’s books or instituting proceedings to enjoin the transfer.

Every owner of 5% or more (or such lower percentage as required by the Code or the Treasury Regulations promulgated thereunder) of the Fund’s Shares, within 30 days after the end of each taxable year, must give the Fund written notice, stating the Shareholder’s name and address, the number of Shares of each class of the Fund that the Shareholder beneficially owns and a description of the manner in which the Shares are held. Each such owner must provide to the Fund in writing such additional information as the Fund may request in order to determine the effect, if any, of the Shareholder’s beneficial ownership on the Fund’s qualification for taxation as a REIT and to ensure compliance with the ownership limit. In addition, each Shareholder must provide to the Fund in writing such information as the Fund may request in good faith in order to determine the Fund’s qualification for taxation as a REIT and to comply with the requirements of any taxing authority or governmental authority or to determine such compliance.

Any certificates representing the Fund’s Shares will bear a legend referring to the restrictions described above. These restrictions on ownership and transfer could delay, defer or prevent a transaction or a change in control that might involve a premium price for the Shares or otherwise be in the best interest of the holders of the Shares.

Security Dividends [Text Block]		The Fund intends to make distributions necessary to maintain its qualification as a REIT. The Fund expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.” Unless a Shareholder elects to participate in the Fund’s dividend reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. See “Dividend Reinvestment Plan.”
Security Voting Rights [Text Block]

Voting Rights

The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the LLC Agreement or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. The LLC Agreement provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the LLC Agreement or a resolution of the Board specifying a greater or lesser vote requirement, the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act) shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders. There will be no cumulative voting in the election of Directors. Under the LLC Agreement, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Security Liquidation Rights [Text Block]

Liquidation Rights

In the event of a liquidation, termination or winding up of the Fund, whether voluntary or involuntary, the Fund will first pay or provide for payment of the Fund’s debts and other liabilities, including the liquidation preferences of any class of Preferred Shares. Thereafter, holders of the Fund’s Common Shares will share in the funds of the Fund remaining for distribution pro rata in accordance with their respective interests in the Fund.

Security Obligations of Ownership [Text Block]

Restrictions on Ownership and Transfer

In order for the Fund to qualify for taxation as a REIT under the Code, Shares of the Fund must be owned by 100 or more persons during at least 335 days of a taxable year of 12 months (other than the first year for which an election to be taxed as a REIT has been made) or during a proportionate part of a shorter taxable year. Also, not more than 50% of the value of the Fund’s outstanding Shares may be owned, directly or indirectly, by five or fewer individuals (as defined in the Code to include certain entities) during the last half of a taxable year (other than the first year for which an election to be a REIT has been made). To qualify for taxation as a REIT, the Fund must satisfy other requirements as well.

To assist the Fund in qualifying for taxation as a REIT, the LLC Agreement, subject to certain exceptions, contains restrictions on the number and value of the Fund’s Common Shares and the number and value of the Fund’s total shares that a person may own. The LLC Agreement provides that generally no person may own, or be deemed to own by virtue of certain attribution provisions of the Code, either more than 9.8% in value or in number of the Fund’s Common Shares, whichever is more restrictive, or more than 9.8% in value or in number of the Fund’s total shares, whichever is more restrictive. Accordingly, no person may own, or be deemed to own, more than 9.8% in value or in number of the Fund’s total shares, whichever is more restrictive. These limits collectively are referred to as the “ownership limit.” An individual or entity that becomes subject to the ownership limit or any of the other restrictions on ownership and transfer of the Shares of the Fund described below is referred to as a “prohibited owner” if, had the violative transfer or other event been effective, the individual or entity would have been a beneficial owner or, if appropriate, a record owner of shares.

The applicable constructive ownership rules under the Code are complex and may cause the Fund’s Shares owned actually or constructively by a group of individuals and/or entities to be owned constructively by one individual or entity. As a result, the acquisition of less than 9.8% by value or number of the Fund’s Common Shares, whichever is more restrictive, or 9.8% by value or number of the Fund’s total shares, whichever is more restrictive, (or the acquisition of an interest in an entity that owns, actually or constructively, the Fund’s Shares by an individual or entity), could, nevertheless, cause that individual or entity, or another individual or entity, to own constructively in excess of the ownership limit.

The Board may, in its sole discretion, subject to such conditions as it may determine and the receipt of certain representations and undertakings, prospectively or retroactively, waive the ownership limit or establish a different limit on ownership, or excepted holder limit, for a particular Shareholder if the Shareholder’s ownership in excess of the ownership limit would not result in the Fund being “closely held” within the meaning of Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise would result in the Fund failing to qualify for taxation as a REIT. As a condition of its waiver or grant of excepted holder limit, the Board may, but is not required to, require an opinion of counsel or IRS ruling satisfactory to the Board in order to determine or ensure the Fund’s qualification for taxation as a REIT. In addition, the Fund will reject any investor’s subscription in whole or in part if it determines that such subscription would violate such ownership limits.

In connection with granting a waiver of the ownership limit, creating an excepted holder limit or at any other time, the Board may from time to time increase or decrease the ownership limit for all other individuals and entities unless, after giving effect to such increase, five or fewer individuals could beneficially or constructively own in the aggregate, more than 49.9% in value of the Shares then outstanding of the Fund or the Fund would otherwise fail to qualify for taxation as a REIT. Prior to the modification of the ownership limit, the Board may require such opinions of counsel, affidavits, undertakings or agreements as it may deem necessary or advisable in order to determine or ensure the Fund’s qualification for taxation as a REIT. A reduced ownership limit will not apply to any person or entity whose percentage ownership of the Fund’s Shares or the Fund’s total shares, as applicable, is in excess of such decreased ownership limit until such time as such individual’s or entity’s percentage ownership of the Fund’s Shares equals or falls below the decreased ownership limit, but any further acquisition of the Fund’s Common Shares or the Fund’s total shares, as applicable, in excess of such percentage ownership of the Fund’s Common Shares or the Fund’s total shares will be in violation of the ownership limit.

The LLC Agreement further prohibits: (i) any person from beneficially or constructively owning, applying certain attribution rules of the Code, Shares of the Fund that would result in the Fund being “closely held” under Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise cause the Fund to fail to qualify for taxation as a REIT; and (ii) any person from transferring the Fund’s Shares if such transfer would result in the Fund’s Shares being owned by fewer than 100 persons (determined without reference to any rules of attribution).

Any person who acquires or attempts or intends to acquire beneficial or constructive ownership of the Fund’s Shares that will or may violate the ownership limit or any of the other foregoing restrictions on ownership and transfer of the Fund’s Shares, or who would have owned the Fund’s Shares transferred to a trust as described below, must immediately give the Fund written notice of the event, or in the case of an attempted or proposed transaction, must give at least 15 days’ prior written notice to the Fund and provide the Fund with such other information as the Fund may request in order to determine the effect of such transfer on the Fund’s qualification for taxation as a REIT. The foregoing restrictions on ownership and transfer of the Fund’s Shares will not apply if the Board determines that it is no longer in the Fund’s best interests to attempt to qualify, or to continue to qualify, for taxation as a REIT or that compliance with the restrictions and limitations on ownership and transfer of the Fund’s Shares as described above is no longer required in order for the Fund to qualify for taxation as a REIT.

If any transfer of the Fund’s Shares would result in the Fund’s Shares being beneficially owned by fewer than 100 persons, such transfer will be null and void and the intended transferee will acquire no rights in such Shares. In addition, if any purported transfer of the Fund’s Shares or any other event would otherwise result in any person violating the ownership limit or an excepted holder limit established by the Board or in the Fund being “closely held” under Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise failing to qualify for taxation as a REIT, then that number of Shares (rounded up to the nearest whole Share) that would cause the Fund to violate such restrictions will be automatically transferred to, and held by, a trust for the exclusive benefit of one or more charitable organizations selected by the Fund and the intended transferee will acquire no rights in such Shares. The automatic transfer will be effective as of the close of business on the business day prior to the date of the violative transfer or other event that results in a transfer to the trust. Any dividend or other distribution paid to the prohibited owner, prior to the Fund’s discovery that the Shares had been automatically transferred to a trust as described above, must be repaid to the trustee upon demand for distribution to the beneficiary by the trust. If the transfer to the trust as described above is not automatically effective, for any reason, to prevent violation of the applicable ownership limit or the Fund being “closely held” under Section 856(h) of the Code (without regard to whether the ownership interest is held during the last half of a taxable year) or otherwise failing to qualify for taxation as a REIT, then the LLC Agreement provides that the transfer of the Shares will be null and void.

Shares of the Fund transferred to the trustee are deemed offered for sale to the Fund, or the Fund’s designee, at a price per Share equal to the lesser of (i) the price paid by the prohibited owner for the Shares (or, if the event that resulted in the transfer to the trust did not involve a purchase of such Shares at market price, the last reported NAV value for the Fund’s Shares on the day of the event which resulted in the transfer of such Shares to the trust) and (ii) the last reported NAV value of the Fund’s Shares on the date the Fund accepts, or the Fund’s designee accepts, such offer. The Fund may reduce the amount payable by the amount of any dividend or other distribution that the Fund has paid to the prohibited owner before the Fund discovered that the Shares had been automatically transferred to the trust and that are then owed to the trustee as described above, and the Fund may pay the amount of any such reduction to the trustee for the benefit of the charitable beneficiary. The Fund has the right to accept such offer until the trustee has sold the Shares held in the trust as discussed below. Upon a sale to the Fund, the interest of the charitable beneficiary in the Shares sold terminates, the trustee must distribute the net proceeds of the sale to the prohibited owner and any dividends or other distributions held by the trustee with respect to such Shares will be paid to the charitable beneficiary.

If the Fund does not buy the Shares, the trustee must, as soon as practicable after receiving notice from the Fund of the transfer of Shares to the trust, sell the Shares to a person or entity designated by the trustee who could own the Shares without violating the ownership limit or the other restrictions on ownership and transfer of Shares of the Fund. After the sale of the Shares, the interest of the charitable beneficiary in the Shares transferred to the trust will terminate and the trustee must distribute to the prohibited owner an amount equal to the lesser of (i) the price paid by the prohibited owner for the Shares (or, if the event which resulted in the transfer to the trust did not involve a purchase of such Shares at market price, the last reported NAV value for the Fund’s Shares on the day of the event which resulted in the transfer of such Shares to the trust) and (ii) the sales proceeds (net of commissions and other expenses of sale) received by the trust for the Shares. The trustee may reduce the amount payable to the prohibited owner by the amount of any dividend or other distribution that the Fund paid to the prohibited owner before the Fund discovered that the Shares had been automatically transferred to the trust and that are then owed to the trustee as described above. Any net sales proceeds in excess of the amount payable to the prohibited owner will be immediately paid to the beneficiary of the trust, together with any dividends or other distributions thereon. In addition, if, prior to discovery by the Fund that the Fund’s Shares have been transferred to a trust, such Shares are sold by a prohibited owner, then such Shares will be deemed to have been sold on behalf of the trust and to the extent that the prohibited owner received an amount for or in respect of such Shares that exceeds the amount that such prohibited owner was entitled to receive, such excess amount will be paid to the trustee upon demand. The prohibited owner has no rights in the Shares held by the trustee.

The trustee will be designated by the Fund and will be unaffiliated with the Fund and with any prohibited owner. Prior to the sale of any Shares by the trust, the trustee will receive, in trust for the beneficiary of the trust, all dividends and other distributions paid by the Fund with respect to the Shares held in trust and may also exercise all voting rights with respect to the Shares held in trust. These rights will be exercised for the exclusive benefit of the beneficiary of the trust. Any dividend or other distribution paid prior to the Fund’s discovery that the Fund’s Shares have been transferred to the trust will be paid by the recipient to the trustee upon demand.

Subject to Delaware law, effective as of the date that the Shares have been transferred to the trust, the trustee will have the authority, at the trustee’s sole discretion: (i) to rescind as void any vote cast by a prohibited owner prior to the Fund’s discovery that the Shares have been transferred to the trust; and (ii) to recast the vote in accordance with the desires of the trustee acting for the benefit of the beneficiary of the trust.

However, if the Fund has already taken irreversible company action, then the trustee may not rescind and recast the vote. In addition, if the Board determines in good faith that a proposed transfer or other event would violate the restrictions on ownership and transfer of the Fund’s Shares, the Board may take such action as it deems advisable to refuse to give effect to or to prevent such transfer, including, but not limited to, causing the Fund to redeem the Fund’s Shares, refusing to give effect to the transfer on the Fund’s books or instituting proceedings to enjoin the transfer.

Every owner of 5% or more (or such lower percentage as required by the Code or the Treasury Regulations promulgated thereunder) of the Fund’s Shares, within 30 days after the end of each taxable year, must give the Fund written notice, stating the Shareholder’s name and address, the number of Shares of each class of the Fund that the Shareholder beneficially owns and a description of the manner in which the Shares are held. Each such owner must provide to the Fund in writing such additional information as the Fund may request in order to determine the effect, if any, of the Shareholder’s beneficial ownership on the Fund’s qualification for taxation as a REIT and to ensure compliance with the ownership limit. In addition, each Shareholder must provide to the Fund in writing such information as the Fund may request in good faith in order to determine the Fund’s qualification for taxation as a REIT and to comply with the requirements of any taxing authority or governmental authority or to determine such compliance.

Any certificates representing the Fund’s Shares will bear a legend referring to the restrictions described above. These restrictions on ownership and transfer could delay, defer or prevent a transaction or a change in control that might involve a premium price for the Shares or otherwise be in the best interest of the holders of the Shares.

Outstanding Securities [Table Text Block]

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of April 4, 2024:

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Common Shares	Unlimited	None	102,032,151

Commercial Real Estate Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commercial Real Estate Industry Risk

The Fund’s Private CRE and other real estate-related assets will be subject to the risks typically associated with real estate.

The Fund’s Private CRE debt investments and other real estate-related assets will generally be directly or indirectly secured by a lien on real property that, upon the occurrence of a default on the loan, could result in the Fund acquiring ownership of the property. The Fund will not know whether the values of the properties ultimately securing the Fund’s loans will remain at the levels existing on the dates of origination of those loans. If the values of the mortgaged properties drop, the Fund’s risk will increase because of the lower value of the security associated with such loans. In this manner, real estate values could impact the values of the Fund’s loan investments. The Fund’s investments in Private CRE (including equity investments in real property) may be similarly affected by real estate property values. Therefore, the Fund’s investments will be subject to the risks typically associated with real estate.

The value of real estate may be adversely affected by a number of risks, including: (i) public health crises, pandemics and epidemics, such as those caused by new strains of viruses such as H5N1 (avian flu), severe acute respiratory syndrome (SARS) and, most recently, the novel coronavirus (COVID-19); (ii) natural disasters such as hurricanes, earthquakes and floods; (iii) acts of war or terrorism, including the consequences of terrorist attacks, such as those that occurred on September 11, 2001; (iv) adverse changes in national and local economic and real estate conditions; (v) an oversupply of (or a reduction in demand for) space in the areas where particular properties are located and the attractiveness of particular properties to prospective tenants; (vi) changes in governmental laws and regulations, fiscal policies and zoning ordinances and the related costs of compliance therewith and the potential for liability under applicable laws; (vii) costs of remediation and liabilities associated with environmental conditions affecting properties; and (viii) the potential for uninsured or underinsured property losses. The value of each property is affected significantly by its ability to generate cash flow and net income, which in turn depends on the amount of rental or other income that can be generated net of expenses required to be incurred with respect to the property. Many expenditures associated with properties (such as operating expenses and capital expenditures) cannot be reduced when there is a reduction in income from the properties. These factors may have a material adverse effect on the ability of the Fund’s borrowers to pay their loans, as well as on the value that the Fund can realize from assets the Fund originates, owns or acquires. In addition, to the extent the Fund makes equity investments in commercial real estate, such investments will be subject to all of the risks associated with real estate described above.

Many of the Fund’s investments are illiquid and the Fund may not be able to vary the Fund’s portfolio in response to changes in economic and other conditions.

The illiquidity of the Fund’s target investments may make it difficult for the Fund to sell such investments if the need or desire arises. Many factors that are beyond the Fund’s control affect the real estate market and could affect the Fund’s ability to sell properties and other investments for the price, on the terms or within the time frame that the Fund desires. These factors include general economic conditions, the availability of financing, interest rates and other factors, including supply and demand. Because real estate investments are relatively illiquid, the Fund has a limited ability to vary its portfolio in response to changes in economic or other conditions. Further, before the Fund can sell a property on the terms the Fund wants, it may be necessary to expend funds to correct defects or to make improvements. However, the Fund can give no assurance that it will have the funds available to correct such defects or to make such improvements. Moreover, the senior mortgage loans, subordinated loans, mezzanine loans, and other loans and investments the Fund may originate or purchase will be particularly illiquid investments due to their short life and the greater difficulty of recoupment in the event of a borrower’s default. In addition, some of the Private CRE debt investments that the Fund may purchase may be traded in private, unregistered transactions and may therefore be subject to restrictions on resale or otherwise have no established trading market. As a result, the Fund expects many of the Fund’s investments will be illiquid, and if the Fund is required to liquidate all or a portion of its portfolio quickly, the Fund may realize significantly less than the value at which the Fund has previously recorded its investments and the Fund’s ability to vary its portfolio in response to changes in economic and other conditions may be relatively limited, which could adversely affect the Fund’s results of operations and financial condition.

Declines in the market values of Fund’s investments may adversely affect periodic reported results of operations and credit availability, which may reduce earnings and, in turn, cash available for distribution to Shareholders.

Some of the Fund’s assets are carried at estimated fair value and temporary changes in the market values of those assets will be directly charged or credited to unrealized gain/loss without impacting net investment income on the Statement of Operations. The Fund may pause or halt the recording of the daily accretion/ amortization adjustment to the extent that interest income is not expected to be received due to a decline in the fair value of the securities.

A decline in the market value of the Fund’s assets may adversely affect the Fund particularly in instances where the Fund has borrowed money based on the market value of those assets. If the market value of those assets declines, the lender may require the Fund to post additional collateral to support the loan. If the Fund were unable to post the additional collateral, the Fund may have to sell assets at a time when it might not otherwise choose to do so. A reduction in credit available may reduce the Fund’s earnings and, in turn, cash available for distribution to Shareholders.

Further, credit facility providers may require the Fund to maintain a certain amount of cash reserves or to set aside unlevered assets sufficient to maintain a specified liquidity position, which would allow the Fund to satisfy its collateral obligations. As a result, the Fund may not be able to leverage the Fund’s assets as fully as it would choose, which could reduce the Fund’s return on equity. In the event that the Fund is unable to meet these contractual obligations, the Fund’s financial condition could deteriorate rapidly. Market values of the Fund’s investments may decline for a number of reasons, such as changes in prevailing market rates, increases in defaults, increases in voluntary prepayments for those investments that the Fund has that are subject to prepayment risk, widening of credit spreads and downgrades of ratings of the securities by ratings agencies.

A prolonged economic slowdown, a lengthy or severe recession or declining real estate values could harm the Fund’s operations.

Many of the Fund’s investments may be susceptible to economic slowdowns or recessions, which could lead to financial losses in the Fund’s investments and a decrease in revenues, net income and assets. An economic slowdown or recession, in addition to other non-economic factors such as an excess supply of properties, could have a material negative impact on the values of Private CRE, including both commercial real estate and residential real estate properties. Declining real estate values will likely reduce the Fund’s level of new mortgage loan originations, since borrowers often use increases in the value of their existing properties to support the purchase or investment in additional properties. Borrowers may also be less able to pay principal and interest on loans if the real estate economy weakens. Further, declining real estate values significantly increase the likelihood that the Fund will incur losses on the loans in the event of default because the value of the Fund’s collateral may be insufficient to cover the Fund’s cost on the loan. Any sustained period of increased payment delinquencies, foreclosures or losses could adversely affect both the Fund’s net interest income from loans in the Fund’s portfolio as well as the Fund’s ability to originate, sell and securitize loans, which would significantly harm the Fund’s revenues, results of operations, financial condition, business prospects and the Fund’s ability to make distributions to Shareholders.

Insurance may not cover all potential losses on CRE Investments made by the Fund, which may impair the value of the Fund’s assets.

Tenants of Private CRE equity investments and borrowers under Private debt investments often (though not in all cases) obtain comprehensive insurance covering the respective properties, including liability, fire and extended coverage. However, there are certain types of losses, generally of a catastrophic nature, such as earthquakes, floods and hurricanes, or terrorism that may be uninsurable or not economically insurable. The Fund may not obtain, or require tenants or borrowers, as applicable, to obtain terrorism insurance if it is deemed commercially unreasonable. Inflation, changes in building codes and ordinances, environmental considerations, and other factors also might make it infeasible to use insurance proceeds to replace a property if it is damaged or destroyed. Under such circumstances, the insurance proceeds, if any, might not be adequate to restore the economic value of the mortgaged property, which might impair the Fund’s security and decrease the value of the property.

If the Fund overestimates the value or income-producing or incorrectly prices the risks of the Fund’s investments, the Fund may experience losses.

Analysis of the value or income-producing ability of a CRE Property investment is highly subjective and may be subject to error. The Fund will value its potential Private CRE equity investments based on yields and risks, taking into account estimated future losses on the Private CRE debt investments and the mortgaged property included in the securitization’s pools or select commercial real estate equity investments, and the estimated impact of these losses on expected future cash flows and returns. In the event that the risks relative to the price the Fund pays for a particular investment are underestimated, the Fund may experience losses with respect to such investment.

The leases on the properties underlying the Fund’s investments may not be renewed on favorable terms.

The properties underlying the Fund’s investments could be negatively impacted by the deteriorating economic conditions and weaker rental markets. Upon expiration or earlier termination of leases on these properties, the space may not be relet or, if relet, the terms of the renewal or reletting (including the cost of required renovations or concessions to tenants) may be less favorable than current lease terms. In addition, the poor economic conditions may reduce a tenants’ ability to make rent payments under their leases. Any of these situations may result in extended periods where there is a significant decline in revenues or no revenues generated by these properties. Additionally, if market rental rates are reduced, property-level cash flows would likely be negatively affected as existing leases renew at lower rates. If the leases for these properties cannot be renewed for all or substantially all of the space at these properties, or if the rental rates upon such renewal or reletting are significantly lower than expected, the value of the Fund’s investments may be adversely effected.

Risks of cost overruns and non-completion of the construction or renovation of the properties underlying loans the Fund makes or acquires may materially adversely affect the Fund’s investment.

The renovation, refurbishment or expansion by a borrower under a mortgaged or leveraged property involves risks of cost overruns and non-completion. Costs of construction or improvements to bring a property up to standards established for the market position intended for that property may exceed original estimates, possibly making a project uneconomical. Other risks may include environmental risks and construction, rehabilitation and if applicable, subsequent leasing of the property not being completed on schedule. If such construction or renovation is not completed in a timely manner, or if it costs more than expected, the borrower may experience a prolonged impairment of net operating income and may not be able to make payments on Fund’s investment.

Risk associated with new construction homebuilding and development of commercial real estate projects may materially affect the Fund’s investment.

The Fund’s investments are subject to risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles that can increase construction costs. Financing risk may also exist should changes in construction costs or financial markets occur. Regulatory risks may exist should changes in regulation occur during construction or if the necessary permits are not secured prior to beginning construction.

The Fund is exposed to environmental liabilities with respect to properties to which the Fund takes title.

The Fund may be exposed to substantial risk of loss arising from investments involving undisclosed or unknown environmental, health or occupational safety matters, or inadequate reserves, insurance or insurance proceeds for such matters that have been previously identified. In the course of Fund’s business, the Fund may take title to real estate, and, if the Fund does take title, the Fund could be subject to environmental liabilities with respect to these properties. In such a circumstance, the Fund may be held liable to a governmental entity or to third parties for property damage, personal injury, and investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases, at a property. The costs associated with investigation or remediation activities could be substantial. If the Fund ever become subject to significant environmental liabilities, the Fund’s business, financial condition, liquidity and results of operations could be materially and adversely affected. Further, even in cases where the Fund is indemnified by a third party with respect to an investment against liabilities arising out of violations of environmental laws and regulations, there can be no assurance as to the financial viability of the third party to satisfy such indemnities or the ability of the Fund to achieve enforcement of such indemnities.

In addition, the Fund’s operating costs and performance may be adversely affected by compliance obligations under environmental protection statutes, rules and regulations relating to investments of the Fund, including additional compliance obligations arising from any change to such statutes, rules and regulations. Statutes, rules and regulations may also restrict development of, and use of, property. Certain clean-up actions brought by governmental agencies and private parties could also impose obligations in relation to the Fund’s investments and result in additional costs to the Fund.

Future disruptions in the financial markets, deteriorating economic conditions or public health crises could adversely impact the commercial real estate market as well as the market for debt-related investments generally, which could hinder the Fund’s ability to implement the Fund’s business strategy and generate returns to Shareholders.

The Fund intends to originate and acquire a portfolio of Private CRE, Publicly Traded Real Estate Securities and other real estate-related assets. Economic conditions greatly increase the risks of these investments. The value of collateral securing any loan investment the Fund may make could decrease below the outstanding principal amount of such loan. In addition, revenues on the properties and other assets underlying any loan investments the Fund may make could decrease, making it more difficult for borrowers to meet their payment obligations to the Fund. Each of these factors would increase the likelihood of default and foreclosure, which would likely have a negative impact on the value of the Fund’s loan investment. More generally, the risks arising from the financial market and economic conditions are applicable to all of the investments the Fund may make. The risks apply to commercial mortgage, mezzanine or bridge loans. They also apply to the debt and equity securities of companies that have investment objectives similar to the Fund’s objective.

Future disruptions in the financial markets, deteriorating economic conditions or public health crises may also impact the market for the Fund’s investments and the volatility of the Fund’s investments. The returns available to investors in the Fund’s targeted investments are determined, in part, by: (i) the supply and demand for such investments and (ii) the existence of a market for such investments, which includes the ability to sell or finance such investments. During periods of volatility, the number of investors participating in the market may change at an accelerated pace. If either demand or liquidity increases, the cost of the Fund’s targeted investments may increase. As a result, the Fund may have fewer funds available to make distributions to investors. All of the factors described above could adversely impact the Fund’s ability to implement its investment strategy and make distributions to its Shareholders and could decrease the value of an investment in the Fund.

The Fund is exposed to risks inherent to residential real estate industry.

A number of the Fund’s investments in real estate assets are concentrated in the residential sector. This concentration may expose us to the risk of economic downturns in this sector to a greater extent than if the Fund’s business activities included a more significant portion of other sectors of the real estate industry. Investments in residential real estate are subject to various changes in real estate conditions, and any negative trends in real estate conditions may adversely affect the Fund’s investments through decreased revenues or increased costs. These conditions include: changes in national, regional and local economic conditions, which may be negatively impacted by concerns about inflation, deflation, government deficits, high unemployment rates, decreased consumer confidence and liquidity concerns; fluctuations in interest rates; the inability of residents and tenants to pay rent; the existence and quality of the competition, including the attractiveness of properties based on considerations such as convenience of location, rental rates, amenities and safety record; increased operating costs, including increased real property taxes, maintenance, insurance and utilities costs; oversupply of apartments, single-family housing or a reduction in demand for real estate; and changes in, or increased costs of compliance with, laws and/or governmental regulations, including those governing usage, zoning, the environment and taxes.

Risks Related to Property Acquisition and Development

The Fund expects to engage in the strategy of acquiring, holding and financing land for future development. The risks inherent in financing, purchasing, owning, selling, and developing land increase as the demand for new homes and rentals decreases. Real estate markets are highly uncertain, and the value of undeveloped land has fluctuated significantly and may continue to fluctuate. The Fund’s investments are subject to risks inherent in residential and commercial real estate generally as well as risks inherent to new construction and development, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, the risk that costs of construction materials or construction labor may rise materially during the development, overbuilding and price competition, decreased availability of suitable land, and changing government regulations (including zoning, usage and tax laws). In addition, land carrying costs can be significant and can result in losses or reduced profitability. As a result, the Fund may hold certain land, and may acquire or finance additional land, in its development pipeline at a cost that the Fund may not be able to fully recover or at a cost which precludes profitable development.

The Fund may finance, own, and develop residential communities in concentrated geographic areas. Residential land development, construction, and lot sales can be highly cyclical and can be affected by the availability of mortgage financing, interest rates and local issues, including the availability of jobs, transportation and the quality of public schools. Once a development is undertaken, no assurances can be given that the Fund will be able to sell the various developed lots or rent the properties in a timely manner. Failure to sell such lots or rent the properties in a timely manner could result in significantly increased carrying costs and erosion or elimination of profit with respect to any development. In a recession or period of prolonged economic downturn, sales of lots and new rents can decline significantly. The Fund is exposed to these increased carrying costs and reduction of profit throughout this recessionary period until conditions improve.

In addition, actual construction and development costs with respect to development can exceed estimates for various reasons, including unknown site conditions. The timing of subdivision lot sales and unimproved or improved property sales are, by their nature, difficult to predict with any precision. Additionally, some of the Fund’s residential properties are multi-year projects, and market conditions may change between the time the Fund decides to develop a property and the time that all or some of the lots or tracts may be ready for sale. Similarly, the Fund may hold undeveloped land for long periods of time prior to development or sale. Any changes in market conditions between the time the Fund acquires land and the time it develops, rents, and/ or sells the land could cause the Fund’s estimates of proceeds and related profits from such sales or rents tobe lower or result in an impairment charge. Periods of economic downturn can cause estimated sales prices to decline, increasing the likelihood that the Fund will be required to record one or more impairment charges. Estimates of sales, rents, and profits may differ substantially from actual sales, rents, and profits and as a result, the Fund’s results of operations may differ substantially from these estimates.

Risks Related to Specific Private CRE Property Types [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Specific Private CRE Property Types

The Fund has adopted an investment policy in which it will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of private real estate and publicly traded real estate-related investments, which will include Private CRE equity investments. Although the Fund is a “non-diversified” investment company within the meaning of the 1940 Act, the Fund seeks to invest across a variety of real estate asset classes, property types, and positions in the capital structure. However, the Fund’s portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The Fund will subject to the risks associated with ownership of commercial estate generally.

In addition to these general risks associated with Private CRE equity investments, the Fund will also be subject to special risks associated with particular sectors or types of commercial real estate, including, but not limited to, the following:

Rental Properties. Rental properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, competition from numerous other retail channels, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, regulatory compliance costs, obsolescence and non-competitiveness.

Multifamily Properties. The value and successful operation of a multifamily residential property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, short-term leases of multifamily units and the risk of declining market rent, significant vacancies which affect the resale value of multifamily properties, competition from other apartment communities for tenants, affordability of single-family homes as an alternative to multifamily housing, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Professionally Managed Single Family Properties. The value and successful operation of a single family residential property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, the risk of declining market rent, competition from other institutional investors, affordability of multifamily housing, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Hospitality Properties. The risks of hospitality or hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hospitality properties tend to be more sensitive to seasonal risks, adverse economic conditions, and competition than many other commercial properties.

Industrial Properties. Industrial properties are affected by downturns in the manufacturing, processing and shipping of goods, and the decline in manufacturing activity in the United States.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses (especially licensing and certification requirements for participation in government programs including obtaining certificates of need), adequacy of care, pharmaceutical distribution, reduction in reimbursement rates from third party payors such as Medicare or Medicaid, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Land. Land may be affected by development risks including insufficient tenant demand to build or construction delays, regulatory delays concerning zoning or various licensing requirements, as well as adverse changes in local and national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels

Student Housing Properties. Student housing properties are affected by fluctuations in underlying demand, which is tied to student enrollments, as well as short-term and seasonal leasing demands. Other factors affecting student housing include the supply of university-owned housing and the availability and accessibility of transportation. In addition, tuition costs and the ability for students to borrow in order to fund their studies will impact available income for student housing costs.

Data Center Properties. Many PropTech and FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers.

New Construction Homebuilding. Homebuilding projects are affected by several significant factors, including rising costs and decreased availability of suitable land; costs of construction labor and materials; overbuilding and price competition; consumer demand and confidence; labor availability; availability of construction financing and residential mortgages; and related interest rates

Risks of Investing Through Real Estate Investment Vehicles [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing Through Real Estate Investment Vehicles

By investing in a Real Estate Investment Vehicle, the Fund is indirectly exposed to risks associated with the Real Estate Investment Vehicle’s investments in Private CRE investments. Such investments may involve risks not otherwise present with other methods of investment, including, for instance, the following risks and conflicts of interest:

●	The Fund may not have sole decision-making authority with respect to a Real Estate Investment Vehicle (except any wholly owned Real Estate Investment Vehicle) regarding certain major decisions affecting the ownership of the vehicle or assets of the vehicle, and a co-investor, joint venture partner or other investor in the Real Estate Investment Vehicle could take actions that decrease the value of an investment to the Fund and lower the Fund’s overall return;

●	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may have economic or other interests or goals that are inconsistent with the Fund’s interests or goals,

including, for instance, the financing, management, operation, leasing or sale of the assets purchased by such Real Estate Investment Vehicle;

●	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle that controls the management of the affairs of a Real Estate Investment Vehicle could become insolvent or bankrupt;

●	Fraud or other misconduct by a co-investor, joint venture partner or other investor that controls the management of the affairs of a Real Estate Investment Vehicle may have a materially adverse effect on the Fund’s investments;

●	Under certain arrangements, no party may have the power to control the Real Estate Investment Vehicle and, under certain circumstances, an impasse could result regarding cash distributions, reserves, or a proposed sale or refinancing of the investment, and this impasse could have an adverse impact on the Real Estate Investment Vehicle, which could adversely impact the operations and profitability of the vehicle and/or the amount and timing of distributions the Fund receives from such vehicle;

●	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may be structured differently than the Fund for tax purposes and this could create conflicts of interest and risk to the Fund’s ability to qualify as a REIT for tax purposes;

●	The Fund may rely upon a co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle to manage the day-to-day operations of the Real Estate Investment Vehicle, as well as to prepare financial information for the vehicle, and any failure to perform these obligations may have a negative impact on the Fund’s performance and results of operations;

●	A co-investor, joint venture partner or other investor managing a Real Estate Investment Vehicle may experience a change of control, which could result in new management of such co-investor, joint venture partner or other investor with less experience or conflicting interests to the Fund and be disruptive to the Fund’s business;

●	A co-investor, joint venture partner or other investor in a Real Estate Investment Vehicle may be in a position to take action contrary to the Fund’s instructions or requests or contrary to the Fund’s policies or objectives, including the Fund’s policy with respect to maintaining its qualification as a REIT for tax purposes;

●	The terms of a Real Estate Investment Vehicle could restrict the Fund’s ability to sell or transfer its interest to a third party when it desires on advantageous terms, which could result in reduced liquidity; and

●	Because a Real Estate Investment Vehicle is not registered under the 1940 Act, the Fund, as an investor in the Real Estate Investment Vehicle, will not have all of the protections and substantive regulation of the 1940 Act offered to investors in registered investment companies. However, to the extent they are applicable to the investment activities of any Real Estate Investment Vehicle, such Real Estate Investment will be managed pursuant to the 1940 Act compliance policies and procedures of the Fund. Changes in the laws of the United States, under which the Fund and a Real Estate Investment Vehicle are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Real Estate Investment Vehicle to operate as described in this Prospectus and the SAI and could negatively affect the Fund and it shareholders.

Any of the above might subject the Fund to liabilities and thus reduce its returns on investments through that Real Estate Investment Vehicle.

Risks of Investing in Private Real Estate Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Private Real Estate Funds

The Fund may not have sole decision-making authority over the private real estate funds and may be unable to take actions to protect its interests in these investments.

Once the Adviser has selected private real estate funds in which it intends for the Fund to invest, the Adviser may have limited or no control over the investment decisions made by any such private real estate funds, although the Adviser may evaluate regularly each private real estate funds and its institutional asset manager to determine whether their respective investment programs are consistent with the Fund’s investment objective. Even though the private real estate funds are subject to certain constraints, the asset managers may change aspects of their investment strategies at any time. The Adviser’s ability to withdraw an investment or allocate away from the private real estate funds, may be constrained by limitations imposed by the private real estate funds, which may prevent the Fund from actively managing its portfolio away from underperforming private real estate funds or in uncertain markets. By investing in the Fund, a Shareholder will not be deemed to be an investor in any private real estate funds and will not have the ability to exercise any rights attributable to an investor in any such private real estate funds related to their investment. Such private real estate funds may impose another level of fees, both management and incentive fees, which would result in higher costs for the Fund and, therefore, for the Fund’s Shareholders.

The Fund may be subject to additional risks if it fails to meet a capital call from the private real estate funds.

Under the terms of the limited partnership agreements or limited liability company operating agreements, as applicable, of many of the private real estate funds in which the Fund intends to invest, the Fund will make commitments to make capital contributions in specified maximum amounts to such private real estate funds (each, a “Capital Contribution”) based on notices provided by the private real estate funds (each, a “Capital Call”). These Capital Contributions will be made from time to time generally on an as needed basis rather than upfront. The Capital Contributions would be used by the applicable private real estate funds to pay specified expenses of the private real estate funds and to make investments in a manner consistent with the investment strategy or guidelines established by the applicable private real estate funds. As a result, the Fund as an investor in a private real estate fund may be required to make a Capital Contribution to such private real estate fund without the benefit of an extensive notice period after a Capital Call and without regard to the Fund’s current financial condition and availability of cash to make such Capital Contribution.

The limited partnership agreement or limited liability company operating agreement, as applicable, of the applicable private real estate funds may contain detailed provisions regarding the failure of an investor in such private real estate funds to honor its Capital Contribution obligation. The consequences that may be imposed upon a defaulting investor in such private real estate funds include interest on overdue amounts, a loss of voting rights in the private real estate funds as long as the default is continuing, and (in many cases) a forced sale or forfeiture of the defaulting investor’s interest in the private real estate funds in favor of the other investors in such private real estate funds.

Because the Fund may have comparatively little notice of when or the amount in which a Capital Call will be made by a private real estate funds, and such Capital Call will be required regardless of the financial condition or availability of cash of the Fund, the Fund is subject to the risk that it may default on its obligation to make a Capital Contribution. Should the Fund default on its obligations to make a Capital Contribution, it may be required to pay interest on the overdue amounts, lose its voting rights in the private real estate funds, or be subject to a forced sale or forfeiture of all or a portion of its interest in the private real estate funds. In such instance, the Fund may experience an adverse effect on its investment in such private real estate funds, which could result in a negative impact to the Fund’s Shareholders.

The private real estate funds will not be registered as investment companies under the 1940 Act and as a result, the Fund will not have the benefit of the 1940 Act’s protective provisions.

The private real estate funds will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be able to avail itself of the protections of the 1940 Act with respect to the private real estate funds, including certain corporate governance protections, such as the requirement to have 40% of the board be Independent Directors, statutory protections against self-dealings and joint transactions by the institutional asset managers and their affiliates, and leverage limitations. Furthermore, some of the institutional asset managers for the private real estate funds may not be registered under the Advisers Act, meaning that the Fund will not be able to rely on the statutory protections of that Advisers Act either.

Certain private real estate fund investments may be short-lived assets and the Fund may not be able to reinvest capital in comparable investments.

Because certain private real estate fund investments are short-lived, the Fund may be unable to reinvest the distributions received from the private real estate funds in investments with similar returns, which could adversely impact the Fund’s performance.

The private real estate funds and REITs may pursue investment strategies that compete with each other or do not align with those of the Fund.

The Fund’s investments in any particular private real estate funds could increase the level of competition for the same trades that other private real estate funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to invest in or liquidate a position in a particular security at a price consistent with the Fund’s strategy.

The valuations of the Fund’s investments in the private real estate funds provided by the institutional asset managers of such private real estate funds may not be accurate or reliable.

The valuation of the Fund’s investments in private real estate funds will be determined by the institutional asset managers of those private real estate funds, which valuation may not be accurate or reliable. While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interests in private real estate funds are not publicly traded and the Fund will depend on appraisers, service providers, and the institutional asset manager to a private real estate fund to provide a valuation, or assistance with a valuation, of those investments. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a private real estate funds, as provided by an institutional asset manager for its assets as of a specific date, may vary from the actual sales price of its assets or any secondary market value price for the underlying fund’s interest, if such investments were sold to a third party.

The Fund’s investments in private real estate funds and certain Publicly Traded Real Estate Securities may be subject to the credit risks of the borrowers of debt investments held by such private real estate funds or certain Publicly Traded Real Estate Securities issuers.

The Fund’s investments in private real estate funds and certain Publicly Traded Real Estate Securities may be subject to the credit risks of any borrowers of the debt investments held by certain of the private real estate funds or Publicly Traded Real Estate Securities. There is a risk that borrowers to certain private real estate funds or Publicly Traded Real Estate Securities in which the Fund invests will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of an investment and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the investment. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of an investor’s investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Risks Related to the Fund’s Private CRE Debt Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Private CRE Debt Investments

The Private CRE debt investments the Fund originates and invests in could be subject to delinquency, foreclosure and loss, which could result in losses to the Fund.

Private CRE debt investments are secured by commercial use properties or certain multifamily or single family residential properties that are commercially owned, financed, and managed, and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expenses or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, changes in governmental rules, regulations and fiscal policies, including environmental legislation, natural disasters, terrorism, social unrest and civil disturbances. In addition, to the extent the Fund originates or acquire adjustable rate mortgage loans, such loans may contribute to higher delinquency rates because borrowers with adjustable rate mortgage loans may be exposed to increased monthly payments if the related mortgage interest rate adjusts upward from the initial fixed rate.

In the event of any default under a mortgage loan held by the Fund, the Fund will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan, which could have a material adverse effect on the Fund’s cash flow from operations. The Fund expects that many of the Private CRE debt investments that the Fund originates will be fully or substantially non-recourse. In the event of a default by a borrower on a non-recourse loan, the Fund will only have recourse to the underlying asset (including any escrowed funds and reserves) collateralizing the loan. If a borrower defaults on one of Fund’s Private CRE debt investments and the underlying asset collateralizing the Private CRE debt investments is insufficient to satisfy the outstanding balance of the Private CRE debt investments, the Fund may suffer a loss of principal or interest. In addition, even if the Fund has recourse to a borrower’s assets, the Fund may not have full recourse to such assets in the event of a borrower bankruptcy.

Foreclosure of a mortgage loan can be an expensive and lengthy process that could have a substantial negative effect on the Fund’s anticipated return on the foreclosed mortgage loan. In the event of the bankruptcy of a mortgage loan borrower, the mortgage loan to such borrower will be deemed to be secured only to the extent of the value of the mortgaged property at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. The resulting time delay could reduce the value of the Fund’s investment in the defaulted mortgage loans, impede the Fund’s ability to foreclose on or sell the mortgaged property or to obtain proceeds sufficient to repay all amounts due to the Fund on the mortgage loan.

Competition with third parties in acquiring and originating investments may reduce the Fund’s profitability and the return on a Shareholder’s investment.

The Fund has significant competition with respect to its acquisition and origination of assets with many other companies, including other REITs, insurance companies, commercial banks, private investment funds, hedge funds, specialty finance companies, online investment platforms and other investors, many of which have greater resources than the Fund. The Fund may not be able to compete successfully for investments. In addition, the number of entities and the amount of funds competing for suitable investments may increase. If the Fund pay higher prices for investments or originate loans on more generous terms than the Fund’s competitors, the Fund’s returns will be lower and the value of the Fund’s assets may not increase or may decrease significantly below the amount the Fund paid for such assets. If such events occur, Shareholders may experience a lower return on their investments.

The Fund’s investments in subordinated Private CRE debt investments may be subject to losses.

The may acquire or originate subordinated Private CRE debt investments. In the event a borrower defaults on a subordinated loan and lacks sufficient assets to satisfy the loan, the Fund may suffer a loss of principal or interest. In the event a borrower declares bankruptcy, the Fund may not have full recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. If a borrower defaults on the loan or on debt senior to the loan, or in the event of a borrower bankruptcy, the loan will be satisfied only after the senior debt is paid in full. Where debt senior to the loan exists, the presence of intercreditor arrangements may limit the Fund’s ability to amend its loan documents, assign the loans, accept prepayments, exercise the Fund’s remedies (through “standstill periods”), and control decisions made in bankruptcy proceedings relating to borrowers.

The mezzanine loans in which the Fund may invest involves greater risks of loss than senior loans secured by the same properties.

The Fund may invest in mezzanine loans that take the form of subordinated loans secured by a pledge of the ownership interests of either the entity owning the real property or an entity that owns (directly or indirectly) the interest in the entity owning the real property. These types of investments may involve a higher degree of risk than long-term senior mortgage lending secured by income-producing real property because the investment may become unsecured as a result of foreclosure by the senior lender. In the event of a bankruptcy of the entity providing the pledge of its ownership interests as security, the Fund may not have full recourse to the assets of such entity, or the assets of the entity may not be sufficient to satisfy the mezzanine loan. If a borrower defaults on Fund’s mezzanine loan or debt senior to the loan, or in the event of a borrower bankruptcy, the mezzanine loan will be satisfied only after the senior debt. As a result, the Fund may not recover some or all of its investment. In addition, mezzanine loans may have higher loan-to-value ratios than conventional mortgage loans, resulting in less equity in the real property and increasing the risk of loss of principal.

Investments in non-conforming or non-investment grade rated loans involve greater risk of loss.

Some of the Fund’s investments may not conform to conventional loan standards applied by traditional lenders and either will not be rated or may be rated as non-investment grade by the rating agencies. The non-investment grade ratings for these assets typically result from the overall leverage of the loans, the lack of a strong operating history for the properties underlying the loans, the borrowers’ credit history, the properties’ underlying cash flow or other factors. As a result, these investments may have a higher risk of default and loss than investment grade rated assets. Any loss the Fund incurs may be significant and may reduce distributions to Fund’s Shareholders and adversely affect the value of the Fund’s Shares.

Adjustable rate mortgage loans may entail greater risks of default to lenders than fixed rate mortgage loans.

Adjustable rate mortgage loans may contribute to higher delinquency rates. Borrowers with adjustable rate mortgage loans may be exposed to increased monthly payments if the related mortgage interest rate adjusts upward from the initial fixed rate or a low introductory rate, as applicable, in effect during the initial period of the mortgage loan to the rate computed in accordance with the applicable index and margin. This increase in borrowers’ monthly payments, together with any increase in prevailing market interest rates, after the initial fixed rate period, may result in significantly increased monthly payments for borrowers with adjustable rate mortgage loans, which may make it more difficult for the borrowers to repay the loan or could increase the risk of default of their obligations under the loan.

The Fund may invest in CDOs and such investments may involve significant risks.

The Fund may invest in CDOs. CDOs are multiple class debt securities, or bonds, secured by pools of assets, such as mortgage-backed securities, B-Notes, mezzanine loans, REIT debt and credit default swaps. Like typical securities structures, in a CDO, the assets are pledged to a trustee for the benefit of the holders of the bonds. Like CMBS, CDOs are affected by payments, defaults, delinquencies and losses on the underlying commercial real estate loans. CDOs often have reinvestment periods that typically last for five years during which proceeds from the sale of a collateral asset may be invested in substitute collateral. Upon termination of the reinvestment period, the static pool functions very similarly to a CMBS securitization where repayment of principal allows for redemption of bonds sequentially. To the extent the Fund invests in the equity securities of a CDO, the Fund will be entitled to all of the income generated by the CDO after the CDO pays all of the interest due on the senior debt securities and its expenses. However, there will be little or no income or principal available to the CDO equity if defaults or losses on the underlying collateral exceed a certain amount. In that event, the value of the Fund’s investment in any equity class of a CDO could decrease substantially. In addition, the equity securities of CDOs are generally illiquid and often must be held by a REIT and because they represent a leveraged investment in the CDO’s assets, the value of the equity securities will generally have greater fluctuations than the values of the underlying collateral.

Changes in interest rates and/or credit spreads could negatively affect the value of the Fund’s investments, which could result in reduced earnings or losses and negatively affect the cash available for distribution to Fund’s Shareholders.

The Fund may invest in fixed-rate debt investments with fixed distribution amounts. Under a normal yield curve, an investment in these instruments will decline in value if long-term interest rates increase or if credit spreads widen. The Fund may also invest in floating-rate debt investments, for which decreases in interest rates or narrowing of credit spreads will have a negative effect on value and interest income. Even though a loan or other debt investment may be performing in accordance with its loan agreement and the underlying collateral has not changed, the economic value of the loan may be negatively impacted by the incremental interest foregone from the changes in interest rates or credit spreads. Declines in market value may ultimately reduce earnings or result in losses to the Fund, which may negatively affect cash available for distribution to Shareholders.

Prepayments can adversely affect the yields on the Fund’s investments.

Prepayments on debt instruments, where permitted under the debt documents, are influenced by changes in current interest rates and a variety of economic, geographic and other factors beyond the Fund’s control, and consequently, such prepayment rates cannot be predicted with certainty. If the Fund is unable to invest the proceeds of such prepayments received, the yield on the Fund’s portfolio will decline. In addition, the Fund may acquire assets at a discount or premium and if the asset does not repay when expected, the Fund’s anticipated yield may be impacted. Under certain interest rate and prepayment scenarios the Fund may fail to recoup fully Fund’s cost of acquisition of certain investments.

Investments that are not United States government insured involve risk of loss.

The Fund may originate and acquire uninsured loans and assets as part of its investment strategy. Such loans and assets may include mortgage loans, mezzanine loans and bridge loans. While holding such interests, the Fund is subject to risks of borrower defaults, bankruptcies, fraud, losses and special hazard losses that are not covered by standard hazard insurance. In the event of any default under loans, the Fund bears the risk of loss of principal and nonpayment of interest and fees to the extent of any deficiency between the value of the collateral and the principal amount of the loan. To the extent the Fund suffers such losses with respect to its investments in such loans, the value of the Fund’s Shares may be adversely affected.

With respect to mortgaged properties, options and other purchase rights may affect value or hinder recovery.

A borrower under certain mortgage loans may give its tenants or another person a right of first refusal or an option to purchase all or a portion of the related mortgaged property. These rights may impede the lender’s ability to sell the related mortgaged property at foreclosure or may adversely affect the value or marketability of the property.

A borrower’s form of entity may cause special risks or hinder the Fund’s recovery.

Since most of the borrowers for the Fund’s Private CRE debt investments are legal entities rather than individuals, the Fund’s risk of loss may be greater than those of mortgage loans made to individuals. Unlike individuals involved in bankruptcies, most of the entities generally do not have personal assets and creditworthiness at stake. The terms of the mortgage loans generally require that the borrowers covenant to be single-purpose entities, although in some instances the borrowers are not required to observe all covenants and conditions that typically are required in order for them to be viewed under standard rating agency criteria as “single-purpose entities.” Borrowers’ organizational documents or the terms of the mortgage loans may limit their activities to the ownership of only the related mortgaged property or properties and limit the borrowers’ ability to incur additional indebtedness. These provisions are designed to mitigate the possibility that the borrowers’ financial condition would be adversely impacted by factors unrelated to the mortgaged property and the mortgage loan in the pool.

The bankruptcy of a borrower, or a general partner or managing member of a borrower, may impair the ability of the lender to enforce its rights and remedies under the related mortgage. Borrowers that are not single-purpose entities structured to limit the possibility of becoming insolvent or bankrupt, may be more likely to become insolvent or the subject of a voluntary or involuntary bankruptcy proceeding because the borrowers may be (i) operating entities with a business distinct from the operation of the mortgaged property with the associated liabilities and risks of operating an ongoing business or (ii) individuals that have personal liabilities unrelated to the property.

Risks Related to Publicly Traded Real Estate Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Publicly Traded Real Estate Securities

The Fund’s investments in the securities of publicly traded REITs will be subject to the risks affecting these REITs directly.

The Fund’s investments in the securities of publicly traded REITs will be subject to a variety of risks affecting those REITs directly. Investments (directly or indirectly) in REITs will subject the Fund to various risks. Share prices of publicly traded REITs may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments, as rising interest rates can negatively impact the value of real estate securities. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

The Fund’s investments in the unsecured debt of publicly traded REITs will be subject to the credit risk of those REITs.

The Fund may also acquire senior unsecured debt of publicly traded REITs that acquire and hold real estate. Publicly traded REITs may own large, diversified pools of CRE properties or they may focus on a specific type of property, such as regional malls, office properties, apartment properties and industrial warehouses. Publicly traded REITs typically employ leverage, which magnifies the potential for gains and the risk of loss.

The Fund will face certain risks specific to its investments in real estate operating companies (REOCs).

The Fund’s investments in REOCs expose the Fund to unique risks associated with REOCs, including REOC management fees and expenses, volatility in trading markets, and poor performance of the REOC’s holdings. REOCs, like REITs, expose the Fund to the risks of the real estate market. These risks can include: fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended. REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type. In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

The Fund may invest in CMBS, which are subject to several types of risks that may adversely impact the Fund’s performance.

Commercial mortgage-backed securities, or CMBS, are bonds that evidence interests in, or are secured by, a single commercial mortgage loan or a pool of commercial mortgage loans. Accordingly, the mortgage-backed securities the Fund may invest in are subject to all the risks of the underlying mortgage loans, including the risks of prepayment or default.

In a rising interest rate environment, the value of CMBS may be adversely affected when repayments on underlying mortgage loans do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of lower credit quality securities are generally less sensitive to interest rate changes than more highly rated assets but more sensitive to adverse economic downturns or individual issuer developments. A projection of an economic downturn, for example, could cause a decline in the price of lower credit quality securities because the ability of obligors of mortgages underlying CMBS to make principal and interest payments or to refinance may be impaired. In this case, existing credit support in the securitization structure may be insufficient to protect the Fund against loss of Fund’s principal on these securities. The value of CMBS also may change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, CMBS are subject to the credit risk associated with the performance of the underlying mortgage properties.

CMBS are also subject to several risks created through the securitization process. Certain subordinate CMBS are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate CMBS will not be fully paid. Subordinate securities of CMBS are also subject to greater risk than those CMBS that are more highly rated.

Credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. For example, the ongoing COVID-19 pandemic has caused significant market pricing and liquidity dislocation, causing a broad-based market decline across securities including CMBS. Such market conditions could re-occur and would impact the valuations of the Fund’s investments in CMBS and impair the Fund’s ability to sell such investments if it were required to liquidate all or a portion of its CMBS investments quickly.

The Fund may not control the special servicing of the mortgage loans included in the CMBS in which the Fund may invest and, in such cases, the special servicer may take actions that could adversely affect the Fund’s interests.

With respect to each series of CMBS in which the Fund may invest, overall control over the special servicing of the related underlying mortgage loans may be held by a directing certificate-holder, which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may acquire classes of existing series of CMBS where the Fund will not have the right to appoint the directing certificate-holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate-holder, take actions that could adversely affect the Fund’s interests.

Certain of the Fund’s Publicly Traded Real Estate Securities investments may be adversely affected by changes in credit spreads.

Certain Publicly Traded Real Estate Securities investments the Fund may invest in are subject to changes in credit spreads. When credit spreads widen, the economic value of the Fund’s investments decrease even if such investment is performing in accordance with its terms and the underlying collateral has not changed.

Commercial real estate equity investments will be subject to risks inherent in ownership of real estate.

Real estate cash flows and values are affected by a number of factors, including competition from other available properties and Fund’s ability to provide adequate property maintenance and insurance and to control operating costs. Real estate cash flows and values are also affected by such factors as government regulations (including zoning, usage and tax laws), interest rate levels, the availability of financing, property tax rates, utility expenses, potential liability under environmental and other laws and changes in environmental and other laws. Commercial real estate equity investments that the Fund make will be subject to such risks.

The Fund will face certain risks specific to its investments in ETFs.

The Fund may invest directly in public securities, including ETFs. Much like an index mutual fund, an ETF represents a portfolio of securities, which is often designed to track a particular market segment or index. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their NAV. An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities. An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF’s shares may fluctuate or lose money.

The Fund will incur brokerage costs if it buys or sells shares of an ETF and will also bear its proportionate share of the ETF’s fees and expenses, which are passed through to its shareholders. There can be no assurance that an active trading market for an ETF will develop or be maintained. In addition, there can be no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected.

Non-Listed Closed-End Interval Fund; Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Listed Closed-End Interval Fund; Liquidity Risk

The Fund is a non-diversified, closed-end management investment company operating as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike many closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share. It is also likely that Shares would not be accepted as the primary collateral for a loan.

Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

The Fund believes that repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

As a “non-diversified” investment company, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type. Further, a non-diversified fund is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. For these reasons, an investment in the Fund may fluctuate in value and have a greater degree of risk.

Certain Private CRE, investments in commercial real estate and other real estate-related assets in which the Fund invests may be in or secured by a single property or properties in one geographic location. These investments may carry the risks associated with significant geographical concentration. The Fund has not established and do not plan to establish any investment criteria to limit Fund’s exposure to these risks for future investments. As a result, properties underlying the Fund’s investments may be overly concentrated in certain geographic areas, and the Fund may experience losses as a result. A worsening of economic conditions in the geographic area in which the Fund’s investments may be concentrated could have an adverse effect on Fund’s business, including reducing the demand for new financings, limiting the ability of customers to pay financed amounts and impairing the value of the Fund’s collateral.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have an adverse effect on the Fund’s business, financial condition and results of operations. Unfavorable economic conditions also could reduce investments on the Fundrise Platform by investors and engagement by real estate operators. Periods of economic slowdown or recession, inflation, supply chain disruptions, sanctions, significantly rising interest rates, declining employment levels, decreasing demand for real estate, or the public perception that any of these events may occur, have resulted in and could continue to result in a general decline in acquisition, disposition and leasing activity, as well as a general decline in the value of real estate and in rents. These events could adversely affect the Fund’s demand among investors, which will impact the Fund’s results of operations.

During an economic downturn, it may also take longer for the Fund to dispose of real estate investments, or the disposition prices may be lower than originally anticipated. As a result, the carrying value of such real estate investments may become impaired and the Fund could record losses as a result of such impairment or could experience reduced profitability related to declines in real estate values. These events could adversely affect the Fund’s performance and, in turn, the Fund’s business, and negatively impact the Fund’s results of operations.

Negative general economic conditions could continue to reduce the overall amount of sale and leasing activity in the commercial real estate industry, and hence the demand for Fund’s securities, which may in turn adversely affect the Fund’s revenues. The Fund is unable to predict the likely duration and severity of the current disruption in financial markets and adverse economic conditions in the United States and other countries.

Political and diplomatic events within the United States, including a contentious domestic political environment, changes in political party control of one or more branches of the U.S. government, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a U.S. government shutdown, and disagreements over, or threats not to increase, the U.S. government’s borrowing limit (or “debt ceiling”), as well as political and diplomatic events abroad, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. Moreover, although the U.S. government has honored its credit obligations, there remains a possibility that the United States could default on its obligations. The consequences of such an unprecedented event are impossible to predict, but it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments.

The current worldwide financial market situation and various social and political tensions in the United States and around the world may continue to contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. Economic uncertainty can have a negative impact on the Fund’s business through changing spreads, structures and purchase multiples, as well as the overall supply of investment capital. Finally, public health crises, pandemics and epidemics, such as, for example, those caused by new strains of viruses such as H5N1 (avian flu), severe acute respiratory syndrome (SARS) and, most recently, the novel coronavirus (COVID-19), may increase as international travel continues to rise and could adversely impact the Fund’s business by interrupting business, supply chains and transactional activities, disrupting travel, and negatively impacting local, national or global economies. The Fund does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States economy and securities markets or on the Fund’s investments. As a result of these factors, there can be no assurance that the Fund will be able to successfully monitor developments and manage the Fund’s investments in a manner consistent with achieving the Fund’s investment objective.

The COVID-19 pandemic caused severe economic, market and other disruptions worldwide. The Fund cannot assure you that conditions in the bank lending, capital and other financial markets will not continue to be affected as a result of the pandemic, or that the Fund’s access to capital and other sources of funding will not become constrained, which could adversely affect the availability and terms of future borrowings, renewals or refinancings. In addition, public health crises, pandemics and epidemics may affect global economic conditions and ultimately decrease occupancy levels and pricing across the Fund’s portfolio and may cause one or more of the Fund’s tenants to be unable to meet their rent obligations to the Fund in full, or at all, or to otherwise seek modifications of such obligations. In addition, governmental authorities may enact laws that will prevent the Fund from taking action against tenants who do not pay rent. The extent of a global health crises’s effect on the Fund’s operational and financial performance will depend on many developments, including the duration, spread and intensity of the outbreak, all of which are uncertain and difficult to predict.

 Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen due to the closures relating to the COVID-19 pandemic, and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy and raw materials and have adversely affected consumer spending and economic growth. Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to median-term in the U.S. with the possibility that monetary policy may tighten in response. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increase, the real value of the Fund and its distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time. The Adviser believes that the Federal Reserve’s continued restrictive monetary policy, often summarized as “higher for longer” may result in a “hard landing,” consistent with a recession.

In addition, public health concerns (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, acts of God, political or social unrest, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, fire, wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on local, U.S. and world economies and markets generally. The Fund does not know how long the U.S. economy, financial markets and real estate markets and operations may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy, financial markets and real estate markets and operations. Those events also could have an acute effect on individual issuers or tenants or related groups of issuers or tenants. These risks also could adversely affect individual properties and investments, interest rates, secondary trading, risk of tenant defaults, decreased occupancy at the Fund’s properties, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments and cause the Fund to lose value.

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History Risk

The Fund has limited operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decision.

Because of the Fund's limited operating history, Shareholders will have to rely, at least in part, on the ability of the Adviser to select suitable and successful investment opportunities.

Delay in the Use of Proceeds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Delay in the Use of Proceeds Risk

The Fund relies upon the Adviser’s real estate and debt finance professionals to identify suitable investments. Rise Companies and other Fundrise entities also rely on these professionals for investment opportunities. To the extent that Adviser’s real estate and debt finance professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Fundrise sponsored programs, some of which have investment objectives and employ investment strategies that are similar to those of the Fund. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection and origination of income-producing loans and other assets would likely limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns. Similar concerns arise when there are prepayments, maturities or sales of the Fund’s investments.

The Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments and the ability of the Adviser to source loan origination opportunities for the Fund. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. In some cases, the Fund may also depend upon the performance of third-party loan servicers to service the Fund’s loan investments. Except for the Fund’s 80% investment policy, Shareholders will have no opportunity to evaluate the economic merits or the terms of the Fund’s investments before making a decision to invest in the Fund. Shareholders must rely entirely on the management abilities of the Adviser and the loan servicers the Adviser may select. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Although the Fund currently intends to invest the proceeds from any sale of the Shares offered hereby as soon as practicable, such investments may be delayed if suitable investments are unavailable at the time. If the Fund is unable to find suitable investments promptly or deploy capital in a timely or efficient manner, it may be forced to invest in cash, cash equivalents or other assets. The rate of return on these investments, which affects the amount of cash available to make distributions, may be less than the return obtainable from the type of investments in the real estate industry the Fund seeks to originate or acquire. Such investments may also make it more difficult for the Fund to qualify as a REIT. Therefore, delays the Fund encounters in the selection, due diligence and origination or acquisition of investments would likely limit its ability to pay distributions and lower overall returns. There can be no assurances as to how long it will take the Fund to invest the net proceeds from sales of Fund Shares. If the Fund would continue to be unsuccessful in locating suitable investments, the Fund may ultimately decide to liquidate.

This offering is being made on a “best efforts” basis, meaning that the Fund is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create a diversified portfolio of investments. If the Fund is unable to raise substantial funds, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions Risk

The Fund is required to make distributions sufficient to satisfy the requirements for qualification as a REIT for U.S. federal income tax purposes. There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Illiquid Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investment Risk

Many of the Fund’s investments will be illiquid, including the Fund’s Private CRE investments. A variety of factors could make it difficult for the Fund to dispose of any of its illiquid investments on acceptable terms, even under circumstances when the Adviser believes it would be in the best interests of the Fund to do so. The Fund cannot predict whether it will be able to sell any investment for the price or on the terms set by it or whether any price or other terms offered by a prospective purchaser would be acceptable to the Fund. The Fund also cannot predict the length of time needed to find a willing purchaser and to close the sale of an asset. The Fund may be required to expend cash to correct defects or to make improvements before an asset can be sold, and there can be no assurance that it will have cash available to correct those defects or to make those improvements. As a result, the Fund’s ability to sell investments in response to changes in economic and other conditions could be limited. Limitations on the Fund’s ability to respond to adverse changes in the performance of its investments may have a material adverse effect on the Fund’s business, financial condition and results of operations and the Fund’s ability to make distributions. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The risks associated with illiquid investments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid investments.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

The Adviser has been designated by the Board as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s portfolio investments, including the Fund’s Private CRE investments, subject to the Board’s oversight. As the valuation designee, the Adviser has adopted and implemented procedures to be followed when making fair value determinations. Within the parameters of the Adviser’s valuation procedures, the valuation methodologies used to value the Fund’s Private CRE investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Fund’s Private CRE investments will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser’s and the Fund’s independent third party valuation agents or pricing services. Valuations and appraisals of the Fund’s Private CRE investments are only conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in a Private CRE investment or a new appraisal of a Private CRE investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Private CRE investments within every valuation, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies, an unanticipated structural or environmental event at a property or material changes in market, economic and political conditions globally and in the jurisdictions and sectors in which a property operates, may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. As a result, the Fund’s NAV per share may not reflect a material event until such time as sufficient information is available and the impact of such an event on a property’s valuation is evaluated, such that the Fund’s NAV may be appropriately updated in accordance with the Fund’s valuation guidelines.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s Private CRE investments between valuations, or to obtain complete information regarding any such events in a timely manner. For example, an unexpected termination or renewal of a material lease, a material increase or decrease in vacancies or an unanticipated structural or environmental event at a property may cause the value of a property to change materially, yet obtaining sufficient relevant information after the occurrence has come to light and/or analyzing fully the financial impact of such an event may be difficult to do and may require some time. The Adviser will rely on the independent third party valuation agents’ or pricing services’ appraisals in determining the fair value of the Private CRE investments. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

Rise Companies is a development stage company and, as such, Rise Companies faces increased risks, uncertainties, expenses and difficulties.

In order for the Fund to be successful, the volume of investments and financings originated through the Fundrise Platform will need to increase, which will require Rise Companies to increase its facilities, personnel and infrastructure to accommodate the greater obligations and demands on the Fundrise Platform. The Fundrise Platform is dependent upon the website to maintain current listings and transactions in real estate-related assets. Rise Companies also expects to constantly update its software and website, expand its customer support services and retain an appropriate number of employees to maintain the operations of the Fundrise Platform. If the Fund’s business grows substantially, Rise Companies may need to make significant new investments in personnel and infrastructure to support that growth. If Rise Companies is unable to increase the capacity of the Fundrise Platform and maintain the necessary infrastructure, or if Rise Companies is unable to make significant investments on a timely basis or at reasonable costs, Shareholders may experience delays in receipt of distributions on the Fund’s Shares, periodic downtime of the Fundrise Platform or other disruptions to Fund’s business and operations.

In addition, to continue the development of the Fundrise Platform, Rise Companies will require substantial additional funds. To meet such financing requirements in the future, Rise Companies may raise funds through equity offerings, debt financings or strategic alliances. Raising additional funds may involve agreements or covenants that restrict Rise Companies’ business activities and options. Additional funding may not be available to it on favorable terms, or at all. If Rise Companies is unable to obtain additional funds for the operation of the Fundrise Platform, it may be forced to reduce or terminate its operations, which may adversely affect the Fund’s business and results of operations.

If the security of Shareholders’ confidential information stored in Rise Companies’ systems is breached or otherwise subjected to unauthorized access, Shareholders’ secure information may be stolen.

The Fundrise Platform may store investors’ bank information and other personally-identifiable sensitive data. The Fundrise Platform is hosted in data centers that are compliant with payment card industry security standards and the website uses daily security monitoring services provided by Symantec Corporation. However, any accidental or willful security breach or other unauthorized access could cause Shareholders’ secure information to be stolen and used for criminal purposes, and Shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, the Fundrise Platform and its third-party hosting facilities may be unable to anticipate these techniques or to implement adequate preventative measures. security breach, whether actual or perceived, would harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a Shareholder’s investment in the Fund.

Any significant disruption in service on the Fundrise Platform or in its computer systems could reduce the attractiveness of the Fundrise Platform and result in a loss of users.

If a catastrophic event resulted in a platform outage and physical data loss, the Fundrise Platform’s ability to perform its functions would be adversely affected. The satisfactory performance, reliability, and availability of Rise Companies’ technology and its underlying hosting services infrastructure are critical to Rise Companies’ operations, level of customer service, reputation and ability to attract new users and retain existing users. Rise Companies’ hosting services infrastructure is provided by a third party hosting provider (the “Hosting Provider”). Rise Companies also maintains a backup system at a separate location that is owned and operated by a third party. The Hosting Provider does not guarantee that users’ access to the Fundrise Platform will be uninterrupted, error-free or secure. Rise Companies’ operations depend on the Hosting Provider’s ability to protect its and Rise Companies’ systems in its facilities against damage or interruption from natural disasters, power or telecommunications failures, air quality, temperature, humidity and other environmental concerns, computer viruses or other attempts to harm the Fund’s systems, criminal acts and similar events. If Rise

Companies’ arrangement with the Hosting Provider is terminated, or there is a lapse of service or damage to its facilities, Rise Companies could experience interruptions in its service as well as delays and additional expense in arranging new facilities. Any interruptions or delays in Rise Companies’ service, whether as a result of an error by the Hosting Provider or other third-party error, Rise Companies’ own error, natural disasters or security breaches, whether accidental or willful, could harm the Fund’s ability to perform any services for corresponding project investments or maintain accurate accounts, and could harm Rise Companies’ relationships with users of the Fundrise Platform and Rise Companies’ reputation. Additionally, in the event of damage or interruption, Rise Companies’ insurance policies may not adequately compensate Rise Companies for any losses that the Fund may incur. Rise Companies’ disaster recovery plan has not been tested under actual disaster conditions, and it may not have sufficient capacity to recover all data and services in the event of an outage at a facility operated by the Hosting Provider. These factors could prevent the Fund from processing or posting payments on the corresponding investments, damage Rise Companies’ brand and reputation, divert Rise Companies’ employees’ attention, and cause users to abandon the Fundrise Platform.

The Fund’s ability to implement its investment strategy is dependent, in part, upon its ability to successfully conduct the offering through the Fundrise Platform, which makes an investment in the Fund more speculative.

The Fund will conduct the offering primarily through the Fundrise Platform, which is owned by Fundrise, LLC. The success of this offering, and the Fund’s ability to implement its investment strategy, is dependent upon the Fund’s ability to sell its Shares to investors through the Fundrise Platform. If the Fund is not successful in selling its Shares through the Fundrise Platform, the Fund’s ability to raise proceeds through this offering will be limited and the Fund may not have adequate capital to implement its investment strategy. If the Fund is unsuccessful in implementing its investment strategy, a Shareholder could lose all or a part of his or her investment.

The Fund relies on third-party banks and on third-party computer hardware and software. If the Fund is unable to continue utilizing these services, the Fund’s business and ability to service the corresponding project loans may be adversely affected.

The Fund and the Fundrise Platform rely on third-party and FDIC-insured depository institutions to process the Fund’s transactions, including payments of corresponding loans, processing of subscriptions under this offering and distributions to Shareholders. Under the Automated Clearing House (ACH) rules, if the Fund experiences a high rate of reversed transactions (known as “chargebacks”), the Fund may be subject to sanctions and potentially disqualified from using the system to process payments. The Fundrise Platform also relies on computer hardware purchased and software licensed from third parties. This purchased or licensed hardware and software may be physically located off-site, as is often the case with “cloud services.” This purchased or licensed hardware and software may not continue to be available on commercially reasonable terms, or at all. If the Fundrise Platform cannot continue to obtain such services elsewhere, or if it cannot transition to another processor quickly, the Fund’s ability to process payments will suffer and Shareholders’ ability to receive distributions will be delayed or impaired.

If the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

The Fund’s future depends, in part, on the Adviser’s ability to attract and retain key personnel. The Fund’s future also depends on the continued contributions of the executive officers and other key personnel of the Adviser, each of whom would be difficult to replace. In particular, the Founder/Chief Executive Officer of Rise Companies, who is the Chief Executive Officer of the Adviser, is critical to the management of the Fund’s business and operations and the development of the Fund’s strategic direction. The loss of the services of the Chief Executive Officer or other executive officers or key personnel of the Adviser and the process to replace any of the Adviser’s key personnel would involve significant time and expense and may significantly delay or prevent the achievement of the Fund’s business objectives.

If the Fund’s techniques for managing risk are ineffective, the Fund may be exposed to unanticipated losses.

In order to manage the significant risks inherent in the Fund’s business, the Fund must maintain effective policies, procedures and systems that enable the Fund to identify, monitor and control the Fund’s exposure to market, operational, legal and reputational risks. The Fund’s risk management methods may prove to be ineffective due to their design or implementation or as a result of the lack of adequate, accurate or timely information. If the Fund’s risk management efforts are ineffective, the Fund could suffer losses or face litigation, particularly from the Fund’s clients, and sanctions or fines from regulators. The Fund’s techniques for managing risks may not fully mitigate the risk exposure in all economic or market environments, or against all types of risk, including risks that the Fund might fail to identify or anticipate. Any failures in the Fund’s risk management techniques and strategies to accurately quantify such risk exposure could limit the Fund’s ability to manage risks or to seek positive, risk-adjusted returns. In addition, any risk management failures could cause fund losses to be significantly greater than historical measures predict. The Fund’s more qualitative approach to managing those risks could prove insufficient, exposing the Fund to unanticipated losses in the Fund’s NAV and therefore a reduction in the Fund’s revenues.

The Fund may not be successful in allocating among its targeted asset classes, and there is no assurance that the Fund’s asset allocation will achieve the Fund’s investment objective or deliver positive returns.

The Fund may not allocate effectively among its targeted asset classes, and its allocations may be unsuccessful in achieving its investment objective. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively among the Fund’s target investments. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

The real estate lending market is competitive and rapidly changing. The Fund expects competition to persist and intensify in the future, which could harm the Fund’s ability to increase volume on the Fundrise Platform.

The Fund’s principal competitors include major banking institutions, private equity funds, real estate investment trusts, as well as online lending platforms that compete with the Fundrise Platform. Competition could result in reduced volumes, reduced fees or the failure of the Fundrise Platform to achieve or maintain more widespread market acceptance, any of which could harm the Fund’s business. In addition, in the future the Fund and the Fundrise Platform may experience new competition from more established internet companies possessing large, existing customer bases, substantial financial resources and established distribution channels. In particular, the Fund’s investment objective and strategies are similar to other REITs and for-sale housing funds sponsored by Rise Companies that are managed and advised by the Adviser. If any of these companies or any major financial institution decided to enter the online lending business, acquire one of the Fund’s existing competitors or form a strategic alliance with one of the Fund’s competitors, the Fund’s ability to compete effectively could be significantly compromised and the Fund’s operating results could be harmed.

Most of the Fund’s current or potential competitors have significantly more financial, technical, marketing and other resources than the Fund does and may be able to devote greater resources to the development, promotion, sale and support of their platforms and distribution channels. Larger real estate programs may enjoy significant competitive advantages that result from, among other things, a lower cost of capital and enhanced operating efficiencies. In addition, the number of entities and the amount of funds competing for suitable properties may increase. Any such increase would result in increased demand for these assets and therefore increased prices paid for them. If the Fund pays higher prices for properties and other investments, the Fund’s profitability will be reduced and Shareholders may experience a lower return on their investment. The Fund’s potential competitors may also have longer operating histories, more extensive customer bases, greater brand recognition and broader customer relationships than the Fun has. These competitors may be better able to develop new products, to respond quickly to new technologies and to undertake more extensive marketing campaigns. The online real estate investing industry is driven by constant innovation. If the Fund or the Fundrise Platform are unable to compete with such companies and meet the need for innovation, the demand for the Fundrise Platform could stagnate or substantially decline.

Furthermore, the Fund’s success in part depends on its ability to acquire or finance land suitable for residential homebuilding, single-family homes for rent, industrial properties, and multifamily residential properties at reasonable prices. There is strong competition among homebuilders and developers for land that is suitable for development, and materials to build single-family homes. The future availability of suitable undeveloped land, finished and partially finished developed lots, and single-family homes depends on number of factors outside the Fund’s control, including land availability in general competition with other developers, homebuilders, land buyers for desirable property inflation in land prices zoning allowable housing density, and other regulatory requirements. As competition increases and as available land is developed, the cost of acquiring or financing suitable remaining land and properties could rise, and the availability of properties at acceptable prices may decline. Any land shortages or any decrease in the supply of properties at reasonable prices could limit the Fund’s ability to finance, develop, or purchase new communities, or could result in increased land costs.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

The Fund’s financial performance will be influenced by changes in interest rates; in particular, such changes may affect certain of the Fund’s Private CRE debt investments and Publicly Traded Real Estate Securities to the extent such debt does not float as a result of floors or otherwise. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain of the Publicly Traded Real Estate Securities at attractive prices, acquire or originate certain of the Private CRE debt investments at attractive prices, and enter into hedging transactions.

Interest rates are highly sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political conditions, and other factors beyond the Fund’s control. If market interest rates continue to increase further in the future, the interest rate on any variable rate borrowings will increase and will create higher debt service requirements, which would adversely affect the Fund’s cash flow and could adversely impact the Fund’s results of operations. Interest rate changes may also impact the Fund’s NAV as certain Publicly Traded Real Estate Securities, Private CRE debt investments, and hedge derivatives, if any, are marked to market. Generally, as interest rates increase, the value of the Fund’s fixed rate securities decreases, which will decrease the book value of the Fund’s equity.

Furthermore, shifts in the U.S. Treasury yield curve reflecting an increase in interest rates would also affect the yield required on certain of the Publicly Traded Real Estate Securities and Private CRE debt investments and therefore their value. For instance, increasing interest rates would reduce the value of the fixed rate assets the Fund holds at the time because the higher yields required by increased interest rates result in lower market prices on existing fixed rate assets in order to adjust the yield upward to meet the market and vice versa.

This would have similar effects on the Fund’s Publicly Traded Real Estate Securities and Private CRE debt investments and the Fund’s financial position and operations as a change in interest rates generally.

Below Investment Grade (High Yield or Junk) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade (High Yield or Junk) Securities Risk

The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short-term and the long-term.

Risks Related to the Fund’s Financing Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Financing Strategy

The Fund may be unable to obtain financing required to acquire or originate investments as contemplated in its investment strategy, which could compel it to restructure or abandon a particular acquisition or origination and harm its ability to make distributions.

The Fund expects to fund a portion of its investments with financing. The Fund’s business may be adversely affected by disruptions in the debt and equity capital markets and institutional lending market, including the lack of access to capital or prohibitively high costs of obtaining or replacing capital. Access to the capital markets and other sources of liquidity was severely disrupted during the credit crisis and, despite recent improvements, the markets could suffer another severe downturn and another liquidity crisis could emerge. There can be no assurance that any financing will be available to the Fund in the future on acceptable terms, if at all, or that it will be able to satisfy the conditions precedent required to use its credit facilities, if entered into, which could reduce the number, or alter the type, of investments that the Fund would make otherwise. This may reduce the Fund’s income. To the extent that financing proves to be unavailable when needed, the Fund may be compelled to modify its investment strategy to optimize the performance of the portfolio. Any failure to obtain financing could have a material adverse effect on the continued development or growth of the Fund’s business and harm the Fund’s ability to operate and make distributions.

In a period of rising interest rates, the Fund’s interest expense could increase while the interest it earns on its fixed-rate assets or floating rate assets would not change, which would adversely affect the Fund’s profitability.

The Fund’s operating results will depend in large part on differences between the income from the Fund’s assets less its operating costs, reduced by any credit losses and financing costs. Income from the Fund’s assets may respond more slowly to interest rate fluctuations than the cost of its borrowings. Consequently, changes in interest rates, particularly short-term interest rates, may significantly influence the Fund’s net income. Increases in these rates may decrease the Fund’s net income and fair value of the Fund’s assets. Interest rate fluctuations resulting in the Fund’s interest expense exceeding the income from the Fund’s assets would result in operating losses for the Fund and may limit the Fund’s ability to make distributions. In addition, if the Fund needs to repay existing borrowings during periods of rising interest rates, it could be required to liquidate one or more of its investments at times that may not permit realization of the maximum return on those investments, which would adversely affect the Fund’s profitability.

The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by 139 CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), another rate determined using SOFR values, London Interbank Offer Rate (“LIBOR”), EURIBOR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (FCA) which regulates LIBOR, announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Almost all settings of LIBOR have ceased to be published and, in connection with those rates, the Fund has transitioned to successor or alternative reference rates as necessary. However, the publication of certain other LIBORs (e.g., 3 month Sterling LIBOR and the 1 month, 3 month, 6 month USD LIBOR settings) will continue to be published on a temporary, synthetic and non-representative basis. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBOR will cease to be published. The termination of LIBOR and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. To identify a successor rate for USD LIBOR, the Alternative Reference Rates Committee (“ARRC”), a U.S.-based group convened by the Federal Reserve and the Federal Reserve Bank of New York, was formed. The ARRC has identified the SOFR as its preferred alternative rate for LIBOR. SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. On July 29, 2021, the ARRC also formally recommended the use of forward-looking Term SOFR rates published by CME Group Benchmark Administration Limited (CBA). A substantial portion of future floating rate investments by the Fund may be linked to SOFR, Term SOFR or another rate determined using SOFR. At this time, it is not possible to predict the effect of the transition to any of these reference rates. This transition and any additional regulatory or market changes may have an adverse impact on the Fund’s investments, performance or financial condition. Until then, the Fund may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

The Fund may use short-term borrowings to finance its investments and it may need to use such borrowings for extended periods of time to the extent it is unable to access long-term financing. This may expose the Fund to increased risks associated with decreases in the fair value of the underlying collateral, which could have an adverse impact on the Fund’s results of operations.

While the Fund expects to seek non-recourse, long-term financing through securitization financing transactions or other structures, such financing may be unavailable to it on favorable terms or at all. Consequently, the Fund may be dependent on short-term financing arrangements that are not matched in duration to its financial assets. Short-term borrowing through repurchase arrangements, credit facilities and other types of borrowings may put the Fund’s assets and financial condition at risk. Any such short-term financing may also be recourse to the Fund, which will increase the risk of its investments. The Fund’s financing structures may economically resemble short-term, floating-rate financing and usually require the maintenance of specific loan-to-collateral value ratios and other covenants. In the event that the Fund is unable to meet the collateral obligations for its short-term financing arrangements, the Fund’s financial condition could deteriorate rapidly.

The Fund may use leverage in connection with its investments, which may increase the risk of loss associated with its investments.

The Fund may use leverage to provide additional funds to support its investment activities. This leverage may take the form of entity or property level debt. Property level debt will be incurred by special purpose vehicles held by the Fund (including as part of a joint venture with a third party) and secured by real estate owned by such special purpose vehicles. Such special purpose vehicles would own real estate assets and would borrow from a lender using the owned property as mortgage collateral. If a special purpose vehicle were to default on a loan, the lender’s recourse would be to the mortgaged property and the lender would typically not have a claim to other assets of the Fund or its subsidiaries. When such property level debt is not recourse to the Fund, the Fund will not treat such non-recourse borrowings as senior securities (as defined in the 1940 Act) for purposes of complying with the 1940 Act’s limitations on leverage, unless the special purpose vehicle (or other Real Estate Investment Vehicle) holding such debt is a wholly-owned subsidiary of the Fund or the financial statements of the special purpose vehicle (or other Real Estate Investment Vehicle) holding such debt will be consolidated in the Fund’s financial statements in accordance with Regulation S-X and other accounting rules. Defaults on the property level debt may result in the Fund losing its investment in the applicable property. Defaults on entity level debt may result in limits or restrictions on the Fund’s operations, including the Fund’s ability to pay distributions.

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Shares.

Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Shares, if any, are borne entirely by holders of Shares. Shares income may fall if the interest rate on Borrowings or the dividend rate on Preferred Stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Shares varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Any decline in the NAV of the Fund will be borne entirely by holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Shares than if the Fund were not leveraged.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.

In addition, the Fund may enter into investment management techniques (including reverse repurchase agreements and derivative transactions) that have similar effects as leverage, but which are not subject to the foregoing 33 ⅓% limitation if effected in compliance with applicable SEC rules and guidance.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act, which provides for the regulation of registered investment companies’ use of derivatives and certain related instruments. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, among other requirements. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users (as defined in Rule 18f-4) and would not be subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund. The Fund is designated as a limited derivatives user (as defined in Rule 18f-4).

There can be no assurance that the Fund’s leveraging strategy will be successful.

Hedging against interest rate exposure may adversely affect the Fund’s earnings, limit the Fund’s gains or result in losses, which could adversely affect cash available for distribution to Shareholders.

The Fund may enter into interest rate swap agreements or pursue other interest rate hedging strategies. The Fund’s hedging activity, if any, will vary in scope based on the level of interest rates, the type of portfolio investments held, and other changing market conditions. Interest rate hedging may fail to protect or could adversely affect the Fund because, among other things: (i) interest rate hedging can be expensive, particularly during periods of rising and volatile interest rates; (ii) available interest rate hedging may not correspond directly with the interest rate risk for which protection is sought; (iii) the duration of the hedge may not match the duration of the related liability or asset; (iv) Fund’s hedging opportunities may be limited by the treatment of income from hedging transactions under the rules determining REIT tax qualification; (v) the credit quality of the party owing money on the hedge may be downgraded to such an extent that it impairs Fund’s ability to sell or assign Fund’s side of the hedging transaction; (vi) the party owing money in the hedging transaction may default on its obligation to pay; and (vii) the Fund may purchase a hedge that turns out not to be necessary, i.e., a hedge that is out of the money. Any hedging activity the Fund engages in may adversely affect the Fund’s earnings, which could adversely affect cash available for distribution to Shareholders. Therefore, while the Fund may enter into such transactions to seek to reduce interest rate risks, unanticipated changes in interest rates may result in poorer overall investment performance than if the Fund had not engaged in any such hedging transactions. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio positions being hedged or liabilities being hedged may vary materially. Moreover, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Any such imperfect correlation may prevent the Fund from achieving the intended hedge and expose the Fund to risk of loss.

Credit facilities may contain recourse obligations and any default could materially adversely affect the Fund’s business, liquidity and financial condition.

The Fund may finance certain of its investments through the use of repurchase agreements with one or more financial institutions. Obligations under certain repurchase agreements could be recourse obligations to the Fund and any default thereunder could result in margin calls and further force a liquidation of assets at times when the pricing may be unfavorable to the Fund. The Fund’s default under such repurchase agreements could negatively impact the Fund’s business, liquidity and financial condition.

The Fund may enter into a variety of arrangements to finance its investments, which may require it to provide additional collateral and significantly impact the Fund’s liquidity position.

The Fund may use a variety of structures to finance its investments. To the extent these financing arrangements contain mark-to-market provisions, if the market value of the investments pledged by the Fund declines due to credit quality deterioration, it may be required by its lenders to provide additional collateral or pay down a portion of its borrowings. In a weakening economic environment, the Fund would generally expect credit quality and the value of the investment that serves as collateral for its financing arrangements to decline, and in such a scenario, it is likely that the terms of its financing arrangements would require partial repayment from it, which could be substantial. Posting additional collateral to support its financing arrangements could significantly reduce the Fund’s liquidity and limit its ability to leverage its assets. In the event the Fund does not have sufficient liquidity to meet such requirements, its lenders can accelerate its borrowings, which could have a material adverse effect on the Fund’s business and operations.

Lenders may require the Fund to enter into restrictive covenants relating to its operations, which could limit the Fund’s ability to make distributions.

When providing financing, a lender may impose restrictions on the Fund that affect its distribution and operating policies and its ability to incur additional borrowings. Financing arrangements that the Fund may enter into may contain covenants that limit its ability to further incur borrowings and restrict distributions to the shareholders or that prohibit it from discontinuing insurance coverage or replacing the Investment Adviser. Credit facilities the Fund may enter into may contain financial covenants, including a minimum unrestricted cash covenant. These or other limitations would decrease the Fund’s operating flexibility and its ability to achieve its operating objectives, including making distributions.

In certain cases, financings for the Fund’s CRE properties may be recourse to the Real Estate Investment Vehicles.

Generally, CRE financings are structured as non-recourse to the borrower, which limits a lender’s recourse to the property pledged as collateral for the loan, and not the other assets of the borrower or to any parent of borrower, in the event of a loan default. However, lenders customarily will require that a creditworthy parent entity enter into so-called “recourse carveout” guarantees to protect the lender against certain bad-faith or other intentional acts of the borrower in violation of the loan documents. A “bad boy” guarantee typically provides that the lender can recover losses from the guarantors for certain bad acts, such as fraud or intentional misrepresentation, intentional waste, willful misconduct, criminal acts, misappropriation of funds, voluntary incurrence of prohibited debt and environmental losses sustained by lender. In addition, “bad boy” guarantees typically provide that the loan will be a full personal recourse obligation of the guarantor, for certain actions, such as prohibited transfers of the collateral or changes of control and voluntary bankruptcy of the borrower. These financing arrangements with respect to the Fund’s investments generally require “bad boy” guarantees from certain of the Real Estate Investment Vehicles and, in the event that such a guarantee is called, the assets of the Real Estate Investment Vehicles could be adversely affected. Moreover, these “bad boy” guarantees could apply to actions of the co-investors or joint venture partners associated with the Fund’s investments. While the Adviser expects to negotiate indemnities from such co-investors or joint venture partners to protect against such risks, there remains the possibility that the acts of such co-investor or joint venture partner could result in liability to the Real Estate Investment Vehicles under such guarantees.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

The Fund may invest in derivative instruments, such as options contracts, futures contracts, options on futures contracts, indexed securities, credit linked notes, credit default swaps and other swap agreements for investment, hedging and risk management purposes. The Fund may invest without limitation in Treasury futures, interest rate swaps, swaptions or similar instruments and combinations thereof. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as liquidity risk, interest rate risk and management risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Rule 18f-4 under the 1940 Act, among other things, requires that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of such transactions, which could adversely affect the value or performance of the Fund.

Derivative instruments can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance.

Risks Related to the Fund’s Tax Status as a REIT [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Fund’s Tax Status as a REIT

Failure to maintain its REIT tax status would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders.

The Fund believes that its organization, prior and proposed ownership and method of operation will enable the Fund to meet the requirements for qualification as a REIT for tax purposes. However, the Fund cannot assure Shareholders that it will qualify as such. This is because qualification as a REIT for tax purposes involves the application of highly technical and complex provisions of the Code as to which there are only limited judicial and administrative interpretations and involves the determination of facts and circumstances not entirely within Fund’s control. Future legislation, new regulations, administrative interpretations or court decisions may significantly change the tax laws or the application of the tax laws with respect to qualification as a REIT for tax purposes or the U.S. federal income tax consequences of such qualification.

If the Fund fails to maintain its REIT tax status in any taxable year, the Fund will face serious tax consequences that will substantially reduce the funds available for distributions to Shareholders because: (i) the Fund would not be allowed a deduction for dividends paid to shareholders in computing Fund’s taxable income and would be subject to U.S. federal income tax at regular corporate rates; and (ii) unless the Fund is entitled to relief under certain U.S. federal income tax laws, the Fund could not re-elect REIT tax status until the fifth calendar year after the year in which the Fund failed to maintain its REIT status.

In addition, if the Fund fails to maintain its REIT tax status, the Fund will no longer be required to make distributions. As a result of all these factors, the Fund’s failure to maintain its REIT tax status could impair the Fund’s ability to expand the Fund’s business and raise capital, and it would adversely affect the value of the Fund’s Shares. See “U.S. Federal Income Tax Considerations” for a discussion of certain U.S. federal income tax considerations relating to the Fund and its Shares.

Even if the Fund maintains its REIT tax status, the Fund may owe other taxes that will reduce the Fund’s cash flows.

Even if the Fund qualifies for taxation as a REIT, the Fund may be subject to certain U.S. federal, state and local taxes on the Fund’s income and assets, on taxable income that the Fund does not distribute to its Shareholders, on net income from certain “prohibited transactions,” and on income from some activities conducted as a result of a foreclosure, and state or local income, property and transfer taxes. For example, to the extent the Fund satisfies the 90% distribution requirement but distribute less than 100% of the Fund’s REIT taxable income, the Fund will be subject to U.S. federal corporate income tax on the Fund’s undistributed taxable income and gain. The Fund also will be subject to a 4% nondeductible excise tax if the actual amount that the Fund distributes to its Shareholders in a calendar year is less than a minimum amount specified under the Code. As another example, the Fund is subject to a 100% “prohibited transaction” tax on any gain from a sale of property that is characterized as held for sale, rather than investment, for U.S. federal income tax purposes, unless the Fund complies with a statutory safe harbor or earn the gain through a taxable REIT subsidiary (a “TRS”). Further, any TRS that the Fund establishes will be subject to regular corporate U.S. federal, state and local taxes. Any of these taxes would decrease cash available for distribution to Shareholders.

REIT distribution requirements could adversely affect the Fund’s liquidity and may force the Fund to borrow funds during unfavorable market conditions.

In order to maintain the Fund’s REIT tax status and to meet the REIT distribution requirements for tax purposes, the Fund may need to borrow funds on a short-term basis or sell assets, even if the then-prevailing market conditions are not favorable for these borrowings or sales. In addition, the Fund may need to reserve cash (including proceeds from this offering) to satisfy the Fund’s REIT distribution requirements for tax purposes, even though there are attractive investment opportunities that may be available. To maintain its REIT tax status, the Fund generally must distribute to Fund’s Shareholders at least 90% of the Fund’s net taxable income each year, excluding capital gains. In addition, the Fund will be subject to corporate income tax to the extent the Fund distributes less than 100% of its taxable income including any net capital gain. The Fund intends to make distributions to Fund’s Shareholders to comply with the requirements of the Code for maintaining REIT tax status and to minimize or eliminate the Fund’s corporate income tax obligation to the extent consistent with the Fund’s business objectives. The Fund’s cash flows from operations may be insufficient to fund required distributions, for example as a result of differences in timing between the actual receipt of income and the recognition of income for U.S. federal income tax purposes, the effect of non-deductible capital expenditures, limitations on interest expense and net operating loss deductibility, the creation of reserves or required debt service or amortization payments. The Fund generally is required to accrue income from mortgage loans, mortgage-backed securities, and other types of debt instruments currently over the term of the asset, even if the Fund does not receive the cash payments corresponding to such income until later periods. Thus, all or a part of the anticipated increase in yield on the loans the Fund holds that are attributable to deferred interest, exit fees and/or equity participation features generally must be accrued currently notwithstanding that the corresponding cash payment is deferred or uncertain. The insufficiency of Fund’s cash flows to cover the Fund’s distribution requirements could have an adverse impact on the Fund’s ability to raise short- and long-term debt or sell equity securities in order to fund distributions required to maintain the Fund’s REIT tax status. In addition, the Fund will be subject to a 4% nondeductible excise tax on the amount, if any, by which distributions paid by the Fund in any calendar year are less than the sum of 85% of the Fund’s ordinary income, 95% of Fund’s capital gain net income and 100% of Fund’s undistributed income from prior years. To address and/or mitigate some of these issues, the Fund may make taxable distributions that are in part paid in cash and in part paid in the Fund’s Shares. In such cases Shareholders may have tax liabilities from such distributions in excess of the cash they receive. The treatment of such taxable share distributions is not clear, and it is possible the taxable share distribution will not count towards Fund’s distribution requirement, in which case adverse consequences could apply.

If the Fund fails to invest a sufficient amount of the net proceeds from selling the Fund’s Shares in real estate assets within one year from the receipt of the proceeds, the Fund could fail to maintain its REIT tax status.

Temporary investment of the net proceeds from sales of the Fund’s Shares in short-term securities and income from such investment generally will allow the Fund to satisfy various REIT income and asset requirements for tax purposes, but only during the one-year period beginning on the date the Fund receives the net proceeds. If the Fund is unable to invest a sufficient amount of the net proceeds from sales of the Fund’s Shares in qualifying real estate assets within such one-year period, the Fund could fail to satisfy one or more of the gross income or asset tests and/or the Fund could be limited to investing all or a portion of any remaining funds in cash or cash equivalents. If the Fund fails to satisfy any such income or asset test, unless the Fund is entitled to relief under certain provisions of the Code, the Fund could fail to maintain its REIT tax status.

If the Fund forms a taxable REIT subsidiary (TRS), the Fund’s overall tax liability could increase.

Any TRS the Fund forms will be subject to U.S. federal, state and local income tax on its taxable income. Accordingly, although the Fund’s ownership of any TRSs may allow the Fund to participate in the operating income from certain activities that the Fund could not participate in without violating the REIT income tests requirements of the Code for tax purposes or incurring the 100% tax on gains from prohibited transactions, the TRS through which the Fund earns such operating income or gain will be fully subject to corporate income tax. The after-tax net income of any TRS would be available for distribution to the Fund; however, any dividends received by the Fund from its domestic TRSs will only be qualifying income for the 95% REIT income test, not the 75% REIT income test, for tax purposes. See “U.S. Federal Income Tax Considerations – Income Tests” for additional information.

Although the Fund’s use of TRSs may partially mitigate the impact of meeting certain requirements necessary to maintain the Fund’s qualification for taxation as a REIT, there are limits on the Fund’s ability to own and engage in transactions with TRSs, and a failure to comply with the limits would jeopardize the Fund’s REIT qualification and may result in the application of a 100% excise tax.

A fund that qualifies for taxation as a REIT may own up to 100% of the stock or securities of one or more TRSs. A TRS may hold assets and earn income that would not be qualifying assets or income if held or earned directly by a fund that qualifies for taxation as a REIT. A TRS also may sell assets without incurring the 100% tax on prohibited transactions. Both the subsidiary and the fund that qualifies for taxation as a REIT must jointly elect to treat the subsidiary as a TRS. A corporation of which a TRS directly or indirectly owns more than 35% of the voting power or value of the stock will automatically be treated as a TRS. Overall, no more than 20% of the value of assets of a fund that qualifies for taxation as a REIT may consist of stock or securities of one or more TRSs. The rules impose a 100% excise tax on certain transactions between a TRS and its parent fund that qualifies for taxation as a REIT that are not conducted on an arm’s-length basis. The

Fund may jointly elect with one or more subsidiaries for those subsidiaries to be treated as TRSs for U.S. federal income tax purposes. These TRSs will pay U.S. federal, state and local income tax on their taxable income, and their after-tax net income will be available for distribution to the Fund but is not required to be distributed to the Fund. The Fund will monitor the value of its respective investments in any TRSs the Fund may form for the purpose of ensuring compliance with TRS ownership limitations and intend to structure the Fund’s transactions with any such TRSs on terms that the Fund believes are arm’s-length to avoid incurring the 100% excise tax described above. There can be no assurance, however, that the Fund will be able to comply with the 20% TRS limitation or to avoid application of the 100% excise tax.

Dividends payable by funds that qualify for taxation as REITs generally do not qualify for reduced tax rates under current law.

The maximum U.S. federal income tax rate for certain qualified dividends payable to U.S. Shareholders that are individuals, trusts and estates generally is 20%. Dividends payable by funds that qualify for taxation as REITs, however, are generally not eligible for the reduced rates and therefore may be subject to a 37% maximum U.S. federal income tax rate on ordinary income when paid to such Shareholders. The more favorable rates applicable to regular corporate dividends under current law could cause investors who are individuals, trusts and estates or are otherwise sensitive to these lower rates to perceive investments in funds that qualify for taxation as REITs to be relatively less attractive than investments in the stocks of non-REIT corporations that pay dividends, which could adversely affect the value of the stock of funds that qualify for taxation as REITs, including the Fund’s Shares. However, for taxable years beginning before January 1, 2026, non-corporate taxpayers may deduct up to 20% of “qualified REIT dividends.” Qualified REIT dividends eligible for this deduction generally will include the Fund’s dividends received by a non-corporate U.S. Shareholder that the Fund does not designate as capital gain dividends and that are not qualified dividend income.

Complying with REIT requirements for tax purposes may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments.

To qualify for taxation as a REIT, the Fund must continually satisfy tests concerning, among other things, the sources of the Fund’s income, the nature and diversification of Fund’s assets, the amounts the Fund distributes to its Shareholders and the ownership of the Fund’s Shares. The Fund may be required to make distributions to its Shareholders at disadvantageous times or when the Fund does not have funds readily available for distribution. Thus, compliance with the REIT requirements for tax purposes may, for instance, hinder the Fund’s ability to make certain otherwise attractive investments or undertake other activities that might otherwise be beneficial to the Fund and its Shareholders, or may require the Fund to borrow or liquidate investments in unfavorable market conditions and, therefore, may hinder Fund’s investment performance. As a fund that qualifies for taxation as a REIT, at the end of each calendar quarter, at least 75% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities and qualified “real estate assets.” The remainder of the Fund’s investments in securities (other than cash, cash items, U.S. Government securities, securities issued by a TRS and qualified real estate assets) generally cannot include more than 10% of the outstanding voting securities of any one issuer or more than 10% of the total value of the outstanding securities of any one issuer. In addition, in general, no more than 5% of the value of Fund’s total assets (other than cash, cash items, U.S. Government securities, securities issued by a TRS and qualified real estate assets) can consist of the securities of any one issuer, no more than 20% of the value of Fund’s total securities can be represented by securities of one or more TRSs, and no more than 25% of the value of Fund’s total assets may be represented by debt instruments of publicly offered funds that qualify for taxation as REITs that are not secured by mortgages on real property or interests in real property. After meeting these requirements at the close of a calendar quarter, if the Fund fails to comply with these requirements at the end of any subsequent calendar quarter, the Fund must correct the failure within 30 days after the end of the calendar quarter or qualify for certain statutory relief provisions to avoid losing Fund’s REIT tax status. As a result, the Fund may be required to liquidate from the Fund’s portfolio or forego otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution to Shareholders.

The Fund may be restricted from acquiring, transferring or redeeming certain amounts of the Fund’s Shares.

In order to maintain Fund’s REIT tax status, among other requirements, no more than 50% in value of the Fund’s outstanding Shares may be owned, directly or indirectly, by five or fewer individuals, as defined in the Code to include certain kinds of entities, during the last half of any taxable year, other than the first year for which a REIT election for tax purposes is made. To assist the Fund in qualifying for taxation as a REIT, the Fund’s LLC Agreement contains an aggregate Share ownership limit and a Common Shares ownership limit. Generally, any of the Fund’s Shares owned by affiliated owners will be added together for purposes of the aggregate Share ownership limit, and any Common Shares owned by affiliated owners will be added together for purposes of the common Shares ownership limit.

If anyone attempts to transfer or own Shares in a way that would violate the aggregate Share ownership limit or the Common Shares ownership limit (or would prevent the Fund from continuing to qualify for taxation as a REIT), unless such ownership limits have been waived by the Adviser, those Shares instead will be deemed transferred to a trust for the benefit of a charitable beneficiary and will be either redeemed by the Fund or sold to a person whose ownership of the Shares will not violate the aggregate Share ownership limit or the Common Shares ownership limit and will not prevent the Fund from qualifying for taxation as a REIT. If this transfer to a trust fails to prevent such a violation or the Fund’s disqualification as a REIT for tax purposes, then the initial intended transfer or ownership will be null and void from the outset. Anyone who acquires or owns Shares in violation of the aggregate Share ownership limit or the common Shares ownership limit, unless such ownership limit or limits have been waived by the Adviser, or the other restrictions on transfer or ownership in the LLC Agreement, bears the risk of a financial loss when the Shares are redeemed or sold, if the NAV of the Fund’s Shares falls between the date of purchase and the date of repurchase. The Fund’s limits on ownership of the Fund’s Shares also may require the Fund to decline redemption requests that would cause other Shareholders to exceed such ownership limits. In addition, in order to comply with certain of the distribution requirements applicable to funds that qualify for taxation as REITs, the Fund will decline to honor any redemption request that the Fund believes is a “dividend equivalent” redemption as discussed in “U.S. Federal Income Tax Considerations – Repurchase of Shares.”

The failure of a mezzanine loan to qualify as a real estate asset could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may acquire mezzanine loans, for which the Internal Revenue Service, or the IRS, has provided a safe harbor but not rules of substantive law. Pursuant to the safe harbor, if a mezzanine loan meets certain requirements, it will be treated by the IRS as a real estate asset for purposes of the REIT asset tests, and interest derived from the mezzanine loan will be treated as qualifying mortgage interest for purposes of the REIT 75% income test. To the extent that any of the Fund’s mezzanine loans do not meet all of the requirements for reliance on the safe harbor, such loans may not be real estate assets and could adversely affect the Fund’s REIT tax status.

The Fund intends to make certain other investments through Real Estate Investment Vehicles (with rights to receive preferred economic returns) and may invest in “kickers” with respect to certain investments that the Fund determines to hold outside of a TRS. The character of such investments for REIT tax purposes may depend on the assets and operations of the issuer, which the Fund generally will not control. Thus, no assurance can be given that any such issuer will not operate in a manner that causes the Fund to fail an income or asset test requirement. In addition, the proper treatment of certain investments, including investments through Real

Estate Investment Vehicles (with rights to receive preferred economic returns) and “kickers,” for U.S. federal income tax purposes is unclear. If the IRS were to successfully challenge the Fund’s characterization of an investment, it could adversely affect the Fund’s REIT tax status.

Complying with REIT requirements for tax purposes may limit the Fund’s ability to hedge effectively and may cause the Fund to incur tax liabilities.

The REIT tax provisions of the Code substantially limit the Fund’s ability to hedge the Fund’s liabilities. Generally, income from a hedging transaction the Fund enter into to manage risk of interest rate changes with respect to borrowings made or to be made to acquire or carry real estate assets or to offset certain other positions does not constitute “gross income” for purposes of the 75% or 95% gross income tests, provided certain circumstances are satisfied. To the extent that the Fund enters into other types of hedging transactions, the income from those transactions is likely to be treated as non-qualifying income for purposes of both of the gross income tests. As a result of these rules, the Fund may need to limit the Fund’s use of advantageous hedging techniques or implement those hedges through a TRS. This could increase the cost of the Fund’s hedging activities because the Fund’s TRS would be subject to tax on income or gains resulting from hedges entered into by it or expose the Fund to greater risks associated with changes in interest rates than the Fund would otherwise want to bear. In addition, losses in the Fund’s TRSs will generally not provide any tax benefit, except for being carried forward for use against future taxable income in the TRSs.

The ability of the Adviser to revoke the Fund’s qualification for taxation as a REIT with Board approval but without Shareholder approval may cause adverse consequences to Shareholders.

Subject to approval by the Board, the Adviser may revoke or otherwise terminate the Fund’s REIT tax status election, without the approval of Shareholders, if it determines that it is no longer in the Fund’s best interest to qualify for taxation as a REIT. If the Fund ceases to maintain its REIT tax status, the Fund will not be allowed a deduction for dividends paid to Shareholders in computing the Fund’s taxable income and will be subject to U.S. federal income tax at regular corporate rates, as well as state and local taxes, which may have adverse consequences on the Fund’s total return to Shareholders.

The IRS may take the position that gains from sales of property are subject to a 100% prohibited transaction tax.

The Fund may have to sell assets from time to time to fund redemption requests, to satisfy the Fund’s REIT distribution requirements, to satisfy other REIT tax requirements, or for other purposes. It is possible that the IRS may take the position that one or more sales of Fund’s properties may be a prohibited transaction, which is a sale of property held by the Fund primarily for sale in the ordinary course of the Fund’s trade or business. If the Fund is deemed to have engaged in a prohibited transaction, the Fund’s gain from such sale would be subject to a 100% tax. The Code sets forth a safe harbor under which a fund that qualifies for taxation as a REIT may, under certain circumstances, sell property without risking the imposition of the 100% tax, but there is no assurance that the Fund will be able to qualify for the safe harbor. The Fund does not intend to hold property for sale in the ordinary course of business, but there is no assurance that the IRS will not challenge Fund’s position, especially if the Fund makes frequent sales or sales of property in which the Fund has short holding periods. For example, the Fund could be subject to this tax if it were to dispose of or securitize loans (or portions thereof) in a manner that was treated as a sale of the loans for U.S. federal income tax purposes. Therefore, in order to avoid the prohibited transactions tax, the Fund may choose not to engage in certain sales of loans at the Fund level (and may conduct such sales through a TRS), and may limit the structures the Fund utilizes for any securitization transactions, even though the sales or structures might otherwise be beneficial to the Fund.

Legislative or regulatory action related to federal income tax laws could adversely affect Fund’s Shareholders and/or the Fund’s business.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was enacted. The TCJA makes major changes to the Code, including a number of provisions of the Code that affect the taxation of funds that qualify for taxation as REITs and their stockholders. The effect of certain of the significant changes made by the TCJA is highly uncertain, and administrative guidance will be required in order to fully evaluate the effect of many provisions. The effect of any technical corrections with respect to the TCJA could have an adverse effect on the Fund or its Shareholders. Investors should consult their tax advisors regarding the implications of the TCJA on their investment in the Fund’s Shares.

In addition, in recent years, numerous legislative, judicial and administrative changes have been made to the federal income tax laws applicable to investments in funds that qualify for taxation as REITs and similar entities. Additional changes to tax laws and regulations are likely to continue to occur in the future, and the Fund cannot assure Shareholders that any such changes will not adversely affect the taxation of a Shareholder or will not have an adverse effect on an investment in the Fund’s Shares. Shareholders are urged to consult with their own tax advisors with respect to the potential effect that the TCJA or other legislative, regulatory or administrative developments and proposals could have on their investment in the Fund’s Shares.

A portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a Shareholder’s investment in the Fund’s Shares and may trigger taxable gain.

A portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of the Fund’s distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of the Fund’s distributions for a year exceeds Fund’s current and accumulated earnings and profits for that year. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s Shares, and to the extent that it exceeds the holder’s adjusted tax basis will be treated as gain resulting from a sale or exchange of such Shares.

The Fund’s ability to provide certain services to the Fund’s tenants may be limited by the REIT taxation rules, or may have to be provided through a TRS.

As a fund that qualifies for taxation as a REIT, the Fund generally cannot hold interests in rental property where tenants receive services other than services that are customarily provided by landlords, nor can the Fund derives income from a third party that provides such services. If services to tenants at properties in which the Fund holds an interest are limited to customary services, those properties may be disadvantaged as compared to other properties that can be operated without the same restrictions. However, the Fund can provide such non-customary services to tenants or share in the revenue from such services if the Fund does so through a TRS, though income earned through the TRS will be subject to corporate income taxes.

The Adviser and its affiliates have limited experience managing a portfolio of assets owned by a fund that qualifies for taxation as REIT.

Funds are subject to numerous complex requirements in order to maintain their REIT tax status, including income and asset composition tests. The Adviser and its affiliates have limited experience managing a portfolio in the manner intended to comply with such requirements. To the extent the Adviser and its affiliates manage the Fund in a manner that causes the Fund to fail to qualify for taxation as a REIT, it could adversely affect the value of the Fund’s Shares.

The Fund’s qualification for taxation as a REIT and avoidance of 100% tax may depend on the characterization of loans that the Fund makes as debt for U.S. federal income tax purposes.

For U.S. federal income tax purposes, the IRS or a court may treat a loan with sufficient equity characteristics as equity for tax purposes. The Fund may obtain equity participation rights with respect to the Fund’s loans, and the Fund may make loans with relatively high loan-to-value ratios and/or high yields, which are among the features that can cause a loan to be treated as equity for U.S. federal income tax purposes. Although the Fund intends to structure each of the Fund’s loans so that the loan should be respected as debt for U.S. federal income tax purposes, it is possible that the IRS or a court could disagree and seek to recharacterize the loan as equity. Recharacterization of one of the Fund’s loans as equity for U.S. federal income tax purposes generally would require the Fund to include its share of the gross assets and gross income of the borrower in the Fund’s REIT asset and income tests. Inclusion of such items could jeopardize the Fund’s REIT tax status. Moreover, to the extent the Fund’s borrowers hold their assets as dealer property or inventory, if the Fund is treated as holding equity in a borrower for U.S. federal income tax purposes, the Fund’s share of gains from sales by the borrower would be subject to the 100% tax on prohibited transactions (except to the extent earned through a TRS).

The failure of a loan to qualify as an obligation secured by a mortgage on real property within the meaning of the REIT rules could adversely affect the Fund’s ability to qualify for taxation as a REIT.

The Fund may make investments in loans whose qualification as a real estate mortgage loan for REIT taxation purposes is uncertain or which are treated in part as qualifying mortgage loans and in part as unsecured loans. The failure of a loan that the Fund treated as a qualifying mortgage loan to qualify as such for REIT taxation purposes could cause the Fund to fail one or more of the REIT income or asset tests, and thereby cause the Fund to fail to qualify for taxation as a REIT unless certain relief provisions also apply.

In general, interest income accrued on a loan that is secured by real property and personal property during a taxable year constitutes qualifying mortgage interest in its entirety for purposes of the 75% gross income test only if the loan is secured by a mortgage on real property with a value (at the time the Fund committed to acquire the loan) at least equal to the highest outstanding principal amount of the loan during such taxable year. In the case of loans to improve or develop real property, the value of the real property collateral when the Fund commits to acquire a loan is deemed to include the reasonably estimated cost of the improvements or developments (other than personal property) which will secure the loan and which will be constructed from the proceeds of the loan. Subject to a limited exemption, if the outstanding principal balance of a mortgage loan during the taxable year exceeds the deemed value of the real property securing the loan at the time the Fund committed to acquire the loan, a portion of the interest accrued during the year will not be qualifying mortgage interest for the 75% income test and a portion of such loan likely will not be a qualifying real estate asset. In that case, the Fund could earn income that is not qualifying for the 75% income test and be treated as holding a non-real estate investment in whole or part, which could result in the Fund’s failure to qualify for taxation as a REIT. However, a mortgage loan secured by both real property and personal property will be treated as a wholly qualifying real estate asset and all interest will be qualifying income for purposes of the 75% income test if the fair market value of such personal property does not exceed 15% of the total fair market value of all such property, even if the real property collateral value is less than the outstanding principal balance of the loan.

The “taxable mortgage pool” rules may increase the taxes that the Fund or its Shareholders may incur, and may limit the manner in which the Fund effects future securitizations.

Any borrowings incurred by the Fund could result in the creation of taxable mortgage pools for U.S. federal income tax purposes. Except as provided below, the Fund generally would not be adversely affected by the characterization as a taxable mortgage pool so long as the Fund owns 100% of the equity interests in a taxable mortgage pool. Certain categories of Shareholders, however, such as non-U.S. Shareholders eligible for treaty or other benefits, shareholders with net operating losses, and certain U.S. tax-exempt shareholders that are subject to unrelated business income tax, could be subject to increased taxes on a portion of their dividend income from the Fund that is attributable to the taxable mortgage pool. In addition, to the extent that the Fund’s Shares are owned by tax-exempt “disqualified organizations,” such as certain government-related entities and charitable remainder trusts that are not subject to tax on unrelated business income, the Fund may incur a corporate level tax on a portion of the Fund’s income from the taxable mortgage pool. In that case, the Fund may reduce the amount of the Fund’s distributions to any disqualified organization whose Share ownership gave rise to the tax. Moreover, the Fund would be precluded from selling equity interests in these securitizations to outside investors, or selling any debt securities issued in connection with these securitizations that might be considered to be equity interests for U.S. federal income tax purposes. These limitations may prevent the Fund from using certain techniques to maximize the Fund’s returns from securitization transactions.

The SAI describes the Fund’s principal investment risks in more detail and also describes other risks applicable to the Fund. The additional risks include the following:

By purchasing a Share, you are bound by the provisions contained in the LLC Agreement that require you to waive your rights to request to review and obtain information relating to the Fund, including, but not limited to, names and contact information of the Fund’s shareholders.

By purchasing a Share, you are bound by the provisions contained in the LLC Agreement requiring you to waive your rights to request to review and obtain information relating to and maintained by the Fund, including, but not limited to, names and contact information of the Fund’s shareholders, information listed in Section 18-305 of the Delaware LLC Act, and any other information deemed to be confidential by the Fund in its sole discretion (the “Waiver Provisions”).

Through the Fund’s required public filing disclosures, periodic reports and obligation to provide annual reports and tax information to its shareholders, much of the information listed in Section 18-305 of the Delaware LLC Act will be available to shareholders notwithstanding the Waiver Provisions. While the intent of such Waiver Provisions is to protect your personally identifiable information from being disclosed pursuant to Section 18-305 of the Delaware LLC Act, by agreeing to be subject to the Waiver Provisions, you are severely limiting your right to seek access to the personally identifiable information of other shareholders, such as names, addresses and other information about shareholders and the Fund that the Fund deems to be confidential. As a result, the Waiver Provision could impede your ability to communicate with other shareholders, and such provisions, on their own, or together with the effect of the arbitration provisions contained in the LLC Agreement, may impede your ability to bring or sustain claims against the Fund, including under applicable securities laws. The SAI provides additional information about the arbitration provisions. A court may choose not to enforce the Waiver Provisions.

BY AGREEING TO BE SUBJECT TO THE WAIVER PROVISIONS, INVESTORS WILL NOT BE DEEMED TO WAIVE THE FUND’S COMPLIANCE WITH THE FEDERAL SECURITIES LAWS AND THE RULES AND REGULATIONS PROMULGATED THEREUNDER.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		Rise Companies Corp.
Entity Address, Address Line Two		11 Dupont Circle NW
Entity Address, Address Line Three		9th Floor
Entity Address, City or Town		Washington
Entity Address, State or Province		DC
Entity Address, Postal Zip Code		20036
Contact Personnel Name		Michelle A. Mirabal
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]

Shares

The Fund is a Delaware limited liability company organized on April 5, 2019 under the Delaware Limited Liability Company Act (“Delaware LLC Act”), issuing limited liability company interests. The limited liability company interests in the Fund will be denominated in common shares of limited liability company interests (“Shares” or “Common Shares”) and, if created in the future, preferred shares of limited liability company interests (“Preferred Shares”). The LLC Agreement provides that the Fund may issue an unlimited number of Shares.

All of the Shares offered by this Registration Statement will be duly authorized and validly issued. Upon payment in full of the consideration payable with respect to the Shares, as determined by the Board, the holders of such Shares will not be liable to the Fund to make any additional capital contributions with respect to such Shares (except for the return of distributions under certain circumstances as required by Sections 18-215, 18-607 and 18-804 of the Delaware LLC Act). Holders of Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions. However, holders of Shares will be eligible to participate in the Fund’s Share repurchase program, as described in “Periodic Repurchase Offers.”

The Fund intends to make distributions necessary to maintain its qualification as a REIT. The Fund expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.” Unless a Shareholder elects to participate in the Fund’s dividend reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. See “Dividend Reinvestment Plan.”

The Fund’s fiscal year end is December 31. In addition, the Fund has elected and has qualified to be taxed as a REIT for U.S. federal income tax purposes beginning with the Fund’s taxable year ended December 31, 2021 and intends to continue to qualify as a REIT.

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of April 4, 2024:

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Common Shares	Unlimited	None	102,032,151

Share Classes

The Fund is currently offering one class of Shares on a continuous basis. The Fund may offer additional classes of Shares in the future. The Fund may apply for exemptive relief from the SEC that would permit the Fund to issue multiple classes of Shares; there is no assurance, however, that the relief would be granted. Until such exemptive relief is granted and the Fund registers a new Share class, the Fund will only offer one class of Shares.

Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			102,032,151
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]

Preferred Shares

Section 215(e) of the Delaware LLC Act specifically authorizes the creation of ownership interests of different classes of limited liability company interests, having such relative rights, powers and duties as the limited liability company agreement may provide, and may make provision for the future creation in the manner provided in the limited liability company agreement of additional classes of membership interests. In accordance with this provision, the LLC Agreement provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Common Shares (including Preferred Shares, debt securities or other senior securities), by action of the Board without approval of Shareholders.

The Board is authorized to fix the number of Preferred Shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions of such securities as the Board sees fit. As of the date of this Prospectus, no Preferred Shares are outstanding and the Fund has no current plans to issue any Preferred Shares.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of Preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Directors at all times and to elect a majority of the Directors if distributions on such Preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding Preferred Shares.

[1]	The table assumes the Fund’s use of leverage in an amount equal to 0% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage). The Fund’s actual interest costs associated with leverage may differ from the estimates above. Although the Fund does not anticipate any interest payments on borrowed funds, the Fund’s unconsolidated operating entities may use borrowings, the costs of which will be indirectly borne by shareholders.
[2]	Property Level Expenses include fees and expenses related to property management, disposition expenses, and any other expenses related to investments in consolidated real property of the Fund’s Real Estate Investment Vehicles (including real estate and property taxes and interest payments on properties held in the Fund’s Real Estate Investment Vehicles). Although the Fund does not anticipate any property level expenses related to investments in consolidated real property, the Fund does expect that its unconsolidated operating entities will incur property level expenses, the costs of which will be indirectly borne by shareholders and are excluded from the above ratios.
[3]	Other Expenses have been restated to reflect estimated amounts based on expenses incurred for the Fund’s current fiscal year and include professional fees, marketing expenses, and other general and administrative expenses. Additionally, Other Expenses include Acquired Fund Fees and Expenses, which are estimated to be less than 0.01% of the average net assets of the Fund. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and other pooled investment vehicles, including private real estate funds, that would be investment companies but for Section 3(c)(1) or Section 3(c)(7) of the 1940 Act.